Vanguard Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (2.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/23	6,215	7,119
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	6,240	7,669
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,278
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/21	1,185	1,233
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	348
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	551
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	626
	Birmingham Water Works Board Water Revenue	5.000%	1/1/23	430	477
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	290
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	375	451
	Birmingham Water Works Board Water Revenue	5.000%	1/1/26	875	1,086
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/20	765	776
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,056
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,475
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,280	8,279
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	47,385	54,687
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/21	235	240
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/22	700	737
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	440
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	395
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,141
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	750	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	59,415	69,558
[2]	Black Belt Energy Gas District Natural Gas Revenue FR PUT, 67% of 1M USD LIBOR + 0.900%	1.015%	12/1/23	35,000	34,698
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/21	90,845	93,117
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	72,580	76,868
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	67,980	74,764
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	292
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	211
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	253
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	284
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	251
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,189
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,366
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,498
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,176
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	289
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	231
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	465	557
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	420
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	200	237
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	384
	Huntsville AL GO	5.000%	5/1/23	2,680	3,035
	Huntsville AL GO	5.000%	5/1/24	2,815	3,319
	Huntsville AL GO	5.000%	11/1/24	1,400	1,616
	Huntsville AL GO	5.000%	11/1/24	1,195	1,379
	Huntsville AL Water Revenue	5.000%	11/1/20	1,000	1,012
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	3,065	3,127
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	4,365	4,631
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	5,027
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,165
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,400
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,756
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/20	1,250	1,257
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	2,125	2,234
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,853
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,950
	Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,362
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/2023	0.000%	10/1/42	21,325	21,018
[3,4]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/2023	0.000%	10/1/50	10,000	9,807
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/21	600	626
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	913
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	38,175	43,964
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,534
	Mobile County Board of School Commissioners	5.000%	3/1/22	600	644
	Mobile County Board of School Commissioners	5.000%	3/1/22	1,010	1,084
	Mobile County Board of School Commissioners	5.000%	3/1/23	1,245	1,384
	Mobile County Board of School Commissioners	5.000%	3/1/24	1,725	1,987
	Mobile County Board of School Commissioners	5.000%	3/1/25	4,150	4,934
	Mobile County Board of School Commissioners	5.000%	3/1/26	3,025	3,700
[5,6]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.200%	8/6/20	7,295	7,295
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	59,115	65,465
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	1,745	1,792
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,297
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,179
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,786
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	25,560	28,442
[1]	Troy University College & University Revenue	4.000%	11/1/21	600	627
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	838
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,000	1,216
	Tuscaloosa County Board of Education	5.000%	2/1/23	200	223
	Tuscaloosa County Board of Education	5.000%	2/1/24	150	173
	Tuscaloosa County Board of Education	5.000%	2/1/27	275	347
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,770
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	4,110
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,463
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	425	426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	482
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	539
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,132
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,290
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,524
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,478
	University of South Alabama College & University Revenue	5.000%	11/1/20	1,395	1,411
	University of South Alabama College & University Revenue	5.000%	11/1/21	845	895
[1]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	356
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,175
[1]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	568
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	618
[3]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	489
[3]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	713
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	997
[3]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	944
					752,332
Alaska (0.5%)
	Alaska GO	5.000%	8/1/22	5,590	6,127
	Alaska GO	5.000%	8/1/25	1,435	1,603
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,895
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,111
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,292
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,216
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,979
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	594
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	2,097
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/21	2,265	2,400
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,658
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,936

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,900
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	5,484
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/21	10,140	10,604
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	11,423
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	15,643
Anchorage AK GO	5.000%	9/1/21	2,000	2,105
Anchorage AK GO	5.000%	9/1/21	2,605	2,741
Anchorage AK GO	5.000%	9/1/21	1,000	1,052
Anchorage AK GO	5.000%	9/1/22	2,000	2,193
Anchorage AK GO	5.000%	9/1/22	1,675	1,836
Anchorage AK GO	5.000%	9/1/25	5,010	5,937
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	705
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	699
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/20	1,725	1,731
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/21	1,950	2,049
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,654
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,699
North Slope Borough AK GO	5.000%	6/30/21	625	653
North Slope Borough AK GO	5.000%	6/30/21	645	673
North Slope Borough AK GO	5.000%	6/30/22	950	990
Valdez AK Industrial Revenue VRDO	0.140%	8/3/20	48,400	48,400
				154,079
Arizona (1.7%)
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,250	1,294
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,000	1,035
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,135
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	538
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	500	559
Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	631
Arizona COP	5.000%	9/1/20	4,300	4,316
Arizona COP	5.000%	9/1/21	6,700	7,047
Arizona COP	5.000%	10/1/22	4,995	5,507
Arizona COP	5.000%	10/1/23	6,720	7,700
Arizona COP	5.000%	10/1/23	19,820	22,712
Arizona COP	5.000%	10/1/24	20,920	24,833
Arizona COP	5.000%	10/1/26	7,950	9,979
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,905
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	17,690
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	21,844
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,305	1,322
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,125	1,147
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,054
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	914
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,250	3,425
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	511
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,608
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	2,120
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,710
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,816
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,917
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	2,032
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	3,067
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,852
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	1,565	1,945
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	2,002
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	2,000	2,512
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,590	2,010
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,908
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,280
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	466
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	596
	Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,841
	Arizona Lottery Revenue	5.000%	7/1/24	5,300	6,248
	Arizona Lottery Revenue	5.000%	7/1/25	10,040	12,219
	Arizona School Facilities Board COP	5.000%	9/1/21	7,110	7,467
	Arizona State University College & University Revenue	5.000%	8/1/20	1,700	1,700
	Arizona State University College & University Revenue	5.000%	7/1/21	10,110	10,561
	Arizona State University College & University Revenue	5.000%	7/1/21	300	313
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,540
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,469
	Arizona State University College & University Revenue	5.000%	7/1/22	455	496
	Arizona State University College & University Revenue	5.000%	7/1/22	300	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University College & University Revenue	5.000%	7/1/23	690	783
	Arizona State University College & University Revenue	5.000%	7/1/23	500	567
	Arizona State University College & University Revenue	5.000%	7/1/23	500	567
	Arizona State University College & University Revenue	5.000%	7/1/24	400	472
	Arizona State University College & University Revenue	5.000%	7/1/24	400	472
	Arizona State University College & University Revenue	5.000%	7/1/25	800	942
	Arizona State University College & University Revenue	5.000%	7/1/25	730	890
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,010	1,193
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,040	1,271
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,000	1,257
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	9,525	9,942
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,885	9,329
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	11,450	14,028
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	2,045	2,254
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	9,200	10,137
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,268
[3]	Glendale AZ GO	4.000%	7/1/21	3,400	3,518
[3]	Glendale AZ GO	5.000%	7/1/22	1,920	2,098
	Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,900	3,024
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,347
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	750	761
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	773
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	784
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	500
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	1,015
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,295
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,639
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/24	900	1,066
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	570
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	880
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	621
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	8,000	9,465
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	651
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	2,216
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,000	1,296
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	169
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	162
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	228
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	231
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	264
[5]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,213
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	3,500	3,560
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	3,650	3,865
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	6,070
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,599
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.540%	10/18/22	13,325	13,254
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.960%	9/1/24	4,500	4,415
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	17,862
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	9,500	11,032
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	15,150
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	3,750	3,763
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/24	350	415
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	475	584
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	712
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	635
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	475	621
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,945
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	962
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,642
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	12,405	12,951
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	2,000	2,088
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	5,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,940
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,292
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	11,755	13,401
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	4,125	4,887
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,729
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,100	3,828
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	335	348
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	217
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	152
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	106
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	431
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	437
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	8,026
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	310	311
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	659
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/21	3,000	3,120
[1]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,090
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	338
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	409
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	903
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,093
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,635	1,940
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,540	1,894
[5]	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.190%	8/6/20	8,000	8,000
[5]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	15,550	15,499
	University Medical Center Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	2,740	2,861
[7]	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,149
	University of Arizona College & University Revenue	5.000%	6/1/24	800	940
	University of Arizona College & University Revenue	5.000%	8/1/24	650	764
	University of Arizona College & University Revenue	5.000%	6/1/25	1,140	1,387
	University of Arizona College & University Revenue	5.000%	8/1/25	710	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,178
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,426
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,567
	University of Arizona College & University Revenue	5.000%	8/1/26	765	951
	University of Arizona College & University Revenue	5.000%	8/1/27	825	1,051
[5]	University of Arizona College & University Revenue TOB VRDO	0.200%	8/6/20	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	350	405
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	450	535
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	685	833
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/20	1,000	1,000
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	750	780
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,190
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,120
					533,741
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	4,300	4,357
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	920	938
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	4,560	4,804
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	815	865
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	767
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,454
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,451
[2]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.710%	9/1/22	700	694
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	9/1/25	24,000	24,063
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	14,500	17,438
	Arkansas GO	5.000%	10/1/24	9,500	10,925
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,385	1,388
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,140	1,177
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,060
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	2,077
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Independence County AR Industrial Revenue (Entergy AR Inc. Project)	2.375%	1/1/21	20,000	20,090
	Rogers School District No. 30 GO	5.000%	2/1/21	1,500	1,536
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	4,219
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,416
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	407
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	482
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	338
					110,094
California (5.9%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	4.000%	8/1/20	500	500
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/20	1,730	1,741
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,000	3,313
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/20	115	115
[8]	Alameda Corridor Transportation Authority Transit Revenue, ETM	0.000%	10/1/20	5,485	5,483
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,716
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	2,150
	Antelope Valley-East Kern Water Agency Water Revenue	4.000%	6/1/21	1,000	1,032
[2]	Bay Area Toll Authority Highway Revenue FR PUT, 70% of 3M USD LIBOR + 0.550%	0.757%	4/1/21	24,135	24,019
[2]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.860%	4/1/21	2,575	2,576
[2]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	5/1/23	35,030	35,122
[2]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	5/1/23	7,685	7,705
[2]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	5/1/23	1,675	1,679
[2]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.260%	4/1/24	3,000	3,018
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	23,100	23,607
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,350	15,714
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,400	26,364
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	7,300	7,678
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	7,300	7,894
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,540	24,801
	Brea Redevelopment Agency Revenue	5.000%	8/1/20	2,200	2,200
	California Department of Water Resources Power Supply Electric Power & Light Revenue	5.000%	5/1/21	23,000	23,844
	California Department of Water Resources Power Supply Electric Power & Light Revenue	5.000%	5/1/22	34,000	36,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Department of Water Resources Water Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.220%	0.380%	12/1/20	15,875	15,875
[2]	California Department of Water Resources Water Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.530%	12/1/22	21,700	21,745
[2]	California FR GO PUT, 70% of 1M USD LIBOR + 0.700%	0.814%	12/1/20	15,500	15,501
[2]	California FR GO PUT, 70% of 1M USD LIBOR + 0.760%	0.874%	12/1/21	12,645	12,648
[2]	California FR GO PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	5/1/21	3,005	2,995
[2]	California FR GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.450%	12/1/20	40,600	40,541
[2]	California FR GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.540%	12/1/22	68,915	68,316
	California GO	5.000%	11/1/20	21,520	21,777
	California GO	5.000%	12/1/20	25,475	25,885
	California GO	5.000%	2/1/21	10,000	10,243
	California GO	5.000%	8/1/21	4,425	4,642
	California GO	5.000%	10/1/21	28,000	29,601
	California GO	5.000%	10/1/21	41,940	44,339
	California GO	5.000%	11/1/21	49,440	52,471
	California GO	5.000%	4/1/24	6,255	7,365
	California GO	5.000%	3/1/25	8,000	9,757
	California GO	4.000%	4/1/25	2,990	3,519
	California GO	5.000%	4/1/25	15,510	18,972
	California GO	5.000%	4/1/25	51,400	62,872
	California GO	5.000%	8/1/25	3,325	4,115
	California GO	5.000%	8/1/25	10,000	12,375
	California GO	5.000%	10/1/25	7,750	9,643
	California GO	5.000%	11/1/25	1,040	1,298
	California GO	3.000%	3/1/26	20,000	22,984
	California GO	5.000%	4/1/26	7,650	9,661
	California GO	5.000%	4/1/26	10,120	12,781
	California GO	5.000%	8/1/26	3,500	4,465
	California GO	5.000%	8/1/26	5,920	7,552
	California GO	5.000%	8/1/26	27,635	35,254
	California GO	5.000%	10/1/26	10,000	12,823
	California GO	3.500%	8/1/27	10,000	12,112
	California GO PUT	4.000%	12/1/21	23,095	23,767
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/21	1,500	1,525
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	750	790
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	750	799
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,035	1,102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/22	1,465	1,499
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,448
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	755
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,177
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,250	2,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/25	5,000	5,018
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	6,146
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.250%	10/1/20	6,400	6,409
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/15/20	10,000	10,092
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	10,268
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	12,091
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	47,560	52,567
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,316
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,850	10,372
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	18,300	22,277
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.380%	8/6/20	68,600	68,600
[5]	California Health Facilities Financing Authority Revenue TOB VRDO	0.280%	8/6/20	5,000	5,000
[5]	California Health Facilities Financing Authority Revenue TOB VRDO	0.280%	8/6/20	3,660	3,660
[5]	California Health Facilities Financing Authority Revenue TOB VRDO	0.280%	8/6/20	3,750	3,750
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,000	5,050
[2]	California Infrastructure & Economic Development Bank Miscellaneous Revenue FR PUT, 70% of 1M USD LIBOR + 0.200%	0.320%	4/1/21	6,640	6,627
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,110
[2]	California Infrastructure & Economic Development Bank Recreational Revenue FR PUT, 70% of 1M USD LIBOR + 0.380%	0.496%	8/1/21	15,275	15,165
[2]	California Infrastructure & Economic Development Bank Recreational Revenue FR PUT, 70% of 1M USD LIBOR + 0.380%	0.496%	8/1/21	375	372
[2]	California Infrastructure & Economic Development Bank Recreational Revenue FR PUT, 70% of 1M USD LIBOR + 0.650%	0.763%	2/1/21	25,000	24,943
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	350	360
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	260	276
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	135	145
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	665
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	458
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	350	400
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	1,315	1,389
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/20	800	803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,020
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	530
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	918
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	832
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,111
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	942
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	739
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,911
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.375%	10/1/20	20,000	20,003
[5]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	1.700%	11/2/20	4,460	4,460
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	405
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	391
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/20	1,240	1,250
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/20	1,690	1,703
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/20	2,000	2,023
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/21	1,965	2,020
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	4,800	4,973
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	2,495	2,585
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,455	7,873
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/21	3,500	3,710
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,721
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/22	5,885	6,355
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	6,349
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/22	5,000	5,541
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,000	4,496
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/23	6,620	7,468
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,132
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	14,834
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/23	5,000	5,778
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/24	3,145	3,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	5,835	7,131
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	3,055	3,733
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/25	2,680	3,330
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/25	1,000	1,215
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/26	1,000	1,254
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/26	1,500	1,881
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/27	2,755	3,549
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/27	1,750	2,254
	California State University College & University Revenue	5.000%	11/1/22	2,700	2,997
	California State University College & University Revenue PUT	4.000%	11/1/21	28,075	28,793
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,376
[9]	California Statewide Communities Development Authority COP	0.455%	4/1/28	11,800	11,800
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	285
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	269
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	430
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	548
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,539
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	680
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,197
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,819
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	3,330	3,330
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,165	2,176
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Clovis Unified School District GO	0.000%	8/1/22	755	749
[2]	Contra Costa Transportation Authority Sales Tax Revenue FR PUT, 70% of 1M USD LIBOR + 0.250%	0.370%	9/1/21	3,270	3,257
	Contra Costa Water District Water Revenue	5.000%	10/1/20	1,525	1,537
	Contra Costa Water District Water Revenue	5.000%	10/1/21	2,100	2,219
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	445
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	375	478
[2]	Eastern Municipal Water District Water Revenue FR PUT, 70% of 1M USD LIBOR + 0.300%	0.420%	10/1/21	3,845	3,806
[2]	Eastern Municipal Water District Water Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	10/1/21	1,100	1,095
	El Camino Healthcare District GO	5.000%	8/1/21	1,125	1,180
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,208
[9]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,000
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/21	4,115	4,094
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	450	486
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	893
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	780
[3]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,725	1,833
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,750	2,854
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,665	5,041
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	6,015	6,746
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	850	1,039
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/20	1,045	1,049
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/21	1,250	1,316
	La Verne CA COP, ETM	5.000%	5/15/21	310	322
	La Verne CA COP, ETM	5.000%	5/15/22	725	786
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/27	805	944
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/20	1,505	1,524
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	12/15/20	23,800	24,229
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,245
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,723
	Los Angeles CA Unified School District GO	5.000%	7/1/23	10,000	11,412
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,500	16,047
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,808
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	10,609
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	8/1/20	500	500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Redevelopment Refunding Authority Tax Allocation Revenue	5.000%	9/1/20	5,495	5,514
[3]	Los Angeles County Redevelopment Refunding Authority Tax Allocation Revenue	5.000%	9/1/21	5,000	5,261
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/32	1,750	2,014
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,200	31,524
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.920%	8/3/20	10,000	10,000
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	6,000	6,022
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,924
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,594
	Peralta Community College District GO	5.000%	8/1/24	3,735	4,408
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,959
	Peralta Community College District GO	5.000%	8/1/26	2,500	3,144
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	842
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,997
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,725	10,392
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,000	20,568
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	572
	San Diego County Water Authority Water Revenue	5.000%	5/1/21	1,465	1,519
	San Diego County Water Authority Water Revenue	5.000%	5/1/22	1,270	1,379
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	291
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	1,375	1,708
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	1,500	1,921
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,973
	San Francisco CA City & County GO	5.000%	6/15/23	1,800	2,056
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,853
	San Francisco CA City & County GO	5.000%	6/15/26	2,360	3,010
	San Francisco CA City & County GO	5.000%	6/15/27	1,850	2,430
[5]	San Francisco CA City & County Revenue TOB VRDO	0.480%	8/6/20	60,000	60,000
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20	1,500	1,500
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,097
	San Juan Unified School District GO	5.000%	8/1/21	1,000	1,049
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/21	535	558
[3]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	575	597
[4]	Solano County Community College District GO, 5.000% coupon rate effective 8/1/2023	0.000%	8/1/25	5,195	5,608
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Orange County Public Financing Authority	5.000%	8/15/20	600	601
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	7,550	8,788
[2]	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) FR PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	5/1/21	29,290	29,098
	University of California College & University Revenue	5.000%	5/15/21	2,725	2,830
	University of California College & University Revenue	5.000%	5/15/21	8,280	8,600
	University of California College & University Revenue	5.000%	5/15/25	125	154
	University of California College & University Revenue PUT	1.400%	5/15/21	12,700	12,725
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/20	5,165	5,165
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,912
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	665	690
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,428
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,084
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,497
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,143
[3]	William S Hart Union High School District GO	0.000%	9/1/27	515	478
					1,819,000
Colorado (1.7%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/21	1,375	1,464
	Adams 12 Five Star Schools GO	5.000%	12/15/26	10,000	12,002
	Adams County CO COP	5.000%	12/1/21	1,000	1,063
	Adams County CO COP	5.000%	12/1/22	1,250	1,388
	Aurora CO COP	5.000%	12/1/25	1,550	1,915
	Aurora CO COP	5.000%	12/1/26	2,040	2,587
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/20	350	354
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	245
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	307
	Colorado COP	5.000%	3/15/24	660	768
	Colorado COP	5.000%	3/15/24	780	908
	Colorado COP	5.000%	12/15/24	3,535	4,243
	Colorado COP	5.000%	12/15/24	3,000	3,601
	Colorado COP	5.000%	3/15/25	1,460	1,756
	Colorado COP	5.000%	3/15/25	890	1,071
	Colorado COP	5.000%	3/15/25	725	872
	Colorado COP	5.000%	12/15/25	8,385	10,397
	Colorado COP	5.000%	3/15/26	760	942
	Colorado COP	5.000%	12/15/26	5,105	6,517
	Colorado COP	5.000%	3/15/27	600	765
	Colorado COP	5.000%	12/15/27	5,855	7,674

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,990
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,375	1,393
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	2,055	2,073
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	700	701
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,735	1,829
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	400	401
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	826
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	746
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,480
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	528
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	768
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,107
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	400	423
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	944
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	773
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,675	1,923
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	484
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,275
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	500	528
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	5,217
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	943
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,560
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,560
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,276
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	505	497
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,420	4,166
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,685
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	4,249
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	3,068
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	780	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	366
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,776
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,140	3,290
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, 68% of 1M USD LIBOR + 1.250%	1.366%	11/12/20	6,120	6,108
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, 68% of 1M USD LIBOR + 1.250%	1.366%	11/12/20	8,000	7,984
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,000	31,018
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,500	14,546
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,530
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	14,289
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,000	12,522
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	2,000	2,077
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,260
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,386
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,177
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,648
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,520
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	750	768
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	175	179
[5]	Colorado Health Facilities Authority Revenue (Children's Hospital) TOB VRDO	0.200%	8/3/20	17,570	17,570
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	11,740	13,091
[7]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,400	1,846
[7]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,500	1,978
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,158
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	530	614
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	545	631
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	420	505
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	400	481
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,142
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	4,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,460	22,212
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,810	2,139
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,150	2,351
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,000	5,002
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,250	1,423
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,585	4,591
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,607
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	244
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	317
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	306
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	361
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/20	2,030	2,029
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/20	1,580	1,585
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	85
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,491
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	266
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	183
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,010	949
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,750	2,192
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,282
[2]	E-470 Public Highway Authority Highway Revenue FR PUT, 67% of 1M USD LIBOR + 0.420%	0.524%	9/1/21	3,100	3,081
[2]	E-470 Public Highway Authority Highway Revenue FR PUT, 67% of 1M USD LIBOR + 1.050%	1.162%	9/1/21	3,500	3,501
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,000	31,320
[3]	El Paso County CO COP	5.000%	12/1/24	450	540
[3]	El Paso County CO COP	5.000%	12/1/25	650	803
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/21	3,000	3,196
[3]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	861
[3]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	1,040
[3]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,224
	Larimer County School District No. R-1 Poudre GO	2.000%	12/15/24	1,265	1,360
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,674
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	4.000%	12/1/20	1,055	1,067
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.000%	7/15/21	3,460	3,463
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.000%	7/15/22	320	320
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.125%	1/15/23	2,835	2,838
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.125%	7/15/23	2,420	2,422
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.250%	7/15/24	180	180
	Regional Transportation District COP	5.000%	6/1/22	7,490	8,133
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,985
	Regional Transportation District COP	5.000%	6/1/26	1,700	2,109
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,491
	Regional Transportation District COP	5.000%	6/1/27	8,815	11,231
[3,5]	Regional Transportation District of Colorado COP TOB VRDO	0.310%	8/6/20	8,000	8,000
	University of Colorado College & University Revenue	5.000%	6/1/21	245	255
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,850	23,016
	University of Colorado College & University Revenue, ETM	5.000%	6/1/21	755	785
	University of Colorado Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	20,000	20,895
[3,7]	Vauxmont Metropolitan District GO	5.000%	12/1/21	150	157
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	115
[3,7]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	219
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	152
[3,7]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	214
[3,7]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	237
[3,7]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	253
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	301
					511,809
Connecticut (2.2%)
[3]	Bridgeport CT GO	5.000%	8/15/22	5,635	6,132
[3]	Bridgeport CT GO	5.000%	8/15/22	3,065	3,336
[3]	Bridgeport CT GO	5.000%	8/15/23	750	846
[3]	Bridgeport CT GO	5.000%	8/15/23	5,425	6,119
[3]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	4,332
[3]	Bridgeport CT GO, ETM	5.000%	8/15/23	360	412
[3]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,324
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	107
	Connecticut GO	5.000%	12/15/20	5,865	5,964
	Connecticut GO	5.000%	3/15/21	7,110	7,312
	Connecticut GO	5.000%	4/15/21	6,040	6,235
	Connecticut GO	3.000%	6/1/21	525	536
	Connecticut GO	5.000%	11/1/21	530	560
	Connecticut GO	5.000%	11/15/21	7,350	7,784
	Connecticut GO	5.000%	3/15/22	9,620	10,334
	Connecticut GO	5.000%	4/15/22	4,275	4,609
	Connecticut GO	5.000%	5/15/22	1,500	1,554
	Connecticut GO	3.000%	6/1/22	550	576
	Connecticut GO	5.000%	7/15/22	140	153
	Connecticut GO	5.000%	8/15/22	165	181
	Connecticut GO	5.000%	10/15/22	5,245	5,777
	Connecticut GO	5.000%	11/15/22	12,685	14,019
	Connecticut GO	5.000%	4/15/23	3,375	3,639

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	3.000%	6/1/23	325	348
Connecticut GO	4.000%	6/1/23	215	236
Connecticut GO	5.000%	6/15/23	1,080	1,220
Connecticut GO	5.000%	9/1/23	1,690	1,925
Connecticut GO	5.000%	9/15/23	800	878
Connecticut GO	5.000%	9/15/23	1,320	1,506
Connecticut GO	5.000%	12/15/23	125	144
Connecticut GO	5.000%	5/15/24	4,715	5,513
Connecticut GO	3.000%	6/1/24	530	578
Connecticut GO	4.000%	6/1/24	275	310
Connecticut GO	5.000%	6/1/24	5,115	5,541
Connecticut GO	5.000%	8/15/24	7,955	9,384
Connecticut GO	5.000%	9/15/24	1,700	2,011
Connecticut GO	5.000%	9/15/24	3,895	4,608
Connecticut GO	5.000%	10/15/24	18,395	21,019
Connecticut GO	5.000%	2/15/25	2,905	3,480
Connecticut GO	5.000%	3/15/25	3,215	3,862
Connecticut GO	5.000%	4/15/25	7,075	8,522
Connecticut GO	5.000%	4/15/25	1,000	1,205
Connecticut GO	5.000%	5/15/25	10,000	12,078
Connecticut GO	4.000%	6/1/25	500	577
Connecticut GO	5.000%	9/15/25	5,345	6,522
Connecticut GO	5.000%	10/15/25	2,115	2,587
Connecticut GO	5.000%	10/15/25	3,420	3,897
Connecticut GO	5.000%	11/1/25	2,050	2,160
Connecticut GO	5.000%	2/15/26	3,000	3,692
Connecticut GO	5.000%	4/15/26	5,000	5,372
Connecticut GO	4.000%	5/15/26	1,175	1,380
Connecticut GO	5.000%	5/15/26	3,690	4,572
Connecticut GO	3.000%	6/1/26	5,000	5,592
Connecticut GO	4.000%	6/1/26	1,075	1,263
Connecticut GO	5.000%	8/15/26	100	125
Connecticut GO	5.000%	10/15/26	6,825	7,753
Connecticut GO	5.000%	10/15/26	4,140	4,534
Connecticut GO	5.000%	11/1/26	3,000	3,156
Connecticut GO	5.000%	11/15/26	1,000	1,220
Connecticut GO	5.000%	3/1/27	355	394
Connecticut GO	4.000%	5/15/27	100	116
Connecticut GO	3.000%	6/1/27	5,000	5,624
Connecticut GO	4.000%	6/1/27	1,000	1,190
Connecticut GO	4.000%	6/15/27	175	209
Connecticut GO	5.000%	8/15/27	150	186
Connecticut GO	4.000%	10/15/28	2,010	2,135
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	3,205	3,365
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	1,515	1,565
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	910	946
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	5,810	6,115
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	6,095	6,465
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	7,465	8,101
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	5,550	6,324
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.500%	11/15/20	1,155	1,156

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	9,775	9,790
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	1,500	1,504
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.180%	8/6/20	8,430	8,430
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/20	6,585	6,633
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/20	1,310	1,320
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	11,340	11,896
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	459
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	944
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,375	3,856
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	510	595
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,857
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	12/1/24	10,320	10,926
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	602
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	4,025	4,725
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,993
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	9,143
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,355	1,676
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	149
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,440	4,356
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,239
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	179
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	975	1,011
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	775	804
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,080	2,185
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	800
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,413
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	873

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,350
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,000	1,070
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,246
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,732
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,626
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	289
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,264
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	595
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,576
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,836
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	23,640	23,828
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	16,875	17,009
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	13,500	13,726
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	5,050	5,181
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	730	749
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,250	1,282
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	15,132
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,530
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	30,797
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	19,744
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	25,935	26,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,000	10,087
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	28,825	31,151
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,374
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,137
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,800	1,993
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,200	2,508
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,106
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,000	5,839
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	325	326
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,215
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,240
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	14,333
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	13,058
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	11,286
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/20	100	101
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	140	147
[7]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	183
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	125
[7]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	276
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	290
[7]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	177
[7]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	285
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	187
[7]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	204
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	297
[7]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	296
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	236
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/20	200	200
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	449
	Metropolitan District GO	5.000%	7/15/23	525	593
	Metropolitan District GO	5.000%	7/15/25	900	1,084
	Metropolitan District GO	5.000%	7/15/25	3,000	3,615
	Metropolitan District GO	5.000%	7/15/26	2,000	2,470
[3]	New Haven CT GO	5.000%	8/1/20	2,015	2,015
[3]	New Haven CT GO, ETM	5.000%	8/15/20	1,500	1,502
[3]	New Haven CT GO, ETM	5.000%	8/15/21	1,575	1,654
	University of Connecticut College & University Revenue	5.000%	2/15/22	10,250	10,964
	University of Connecticut College & University Revenue	5.000%	2/15/22	2,940	3,145
	University of Connecticut College & University Revenue	5.000%	2/15/24	1,240	1,269
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,224
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,234
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,289
					690,579
Delaware (0.2%)
	Delaware GO	3.000%	8/1/26	2,265	2,434
	Delaware GO, ETM	5.000%	7/1/21	1,045	1,090
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/21	250	255
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/21	2,315	2,360
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	345	368
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	3,000	3,201
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,809
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	453

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	812
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	949
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/21	550	574
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,888
New Castle County DE GO	5.000%	10/1/21	7,575	8,005
University of Delaware College & University Revenue	5.000%	11/1/20	725	733
University of Delaware College & University Revenue	5.000%	11/1/21	800	848
University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,223
University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,292
University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,334
University of Delaware College & University Revenue	5.000%	11/1/25	2,585	3,196
University of Delaware College & University Revenue VRDO	0.160%	8/3/20	9,915	9,915
				46,739
District of Columbia (0.2%)
District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,978
District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	253
District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	686
District of Columbia College & University Revenue, ETM	5.000%	4/1/21	930	959
District of Columbia College & University Revenue, ETM	5.000%	4/1/22	1,420	1,532
District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,585
District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,321
District of Columbia GO	5.000%	6/1/21	825	858
District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,430
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,989
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,559
District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,212
District of Columbia Telecom Revenue, ETM	5.000%	4/1/21	1,100	1,135
District of Columbia Telecom Revenue, ETM	5.000%	4/1/22	1,885	2,033
District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,267
District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,258
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	625	657
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,783
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	929
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,256
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/20	2,600	2,610
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,575	2,644
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	3,500	3,673
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,226
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,325	4,191
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	6,611
					63,283
Florida (3.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	335	353
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	382
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,000	1,096
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,408
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	168
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,787
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,648
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	9,572
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,920
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,050	1,078
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,050	1,121
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,189
	Brevard County School District COP	5.000%	7/1/22	9,955	10,863
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/20	1,265	1,274
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	760	801
	Broward County FL School District COP	5.000%	7/1/23	5,535	6,220
	Broward County FL School District COP	5.000%	7/1/23	450	506
	Broward County FL School District COP	5.000%	7/1/24	400	466
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,874
	Broward County FL School District COP	5.000%	7/1/25	12,730	15,287
	Broward County FL School District COP	5.000%	7/1/25	400	480
	Broward County FL School District COP	5.000%	7/1/26	475	586
	Broward County FL School District COP	5.000%	7/1/27	1,055	1,335
[3]	Cape Coral FL Water & Sewer	2.125%	9/1/22	1,115	1,151
[3]	Cape Coral FL Water & Sewer	2.250%	9/1/23	1,005	1,056
[3]	Cape Coral FL Water & Sewer	2.500%	9/1/24	1,375	1,478
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	1,095
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,120	1,335
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	435	462

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,260	32,093
Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,948
Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	13,405
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	465
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	441
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,601
Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,500
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	239
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	469
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	132
Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	470
Duval County Public Schools COP	5.000%	7/1/21	1,020	1,063
Duval County Public Schools COP	5.000%	7/1/22	1,030	1,122
Escambia County School Board Sales Tax Revenue	5.000%	9/1/21	240	252
Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	356
Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	314
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	215
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	111
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	429
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	487
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	491
Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	439
Florida Board of Governors State University System College & University Revenue	5.000%	7/1/22	2,080	2,262
Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,733
Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	940	1,179
Florida Department of Management Services COP	5.000%	11/1/25	24,910	30,569
Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/21	4,195	4,380
Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,968
Florida Development Finance Corp. College & University Revenue	5.000%	4/1/22	350	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	500	570
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	341
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	366
	Florida GO	5.000%	6/1/24	9,210	9,578
	Florida GO	5.000%	6/1/24	5,750	6,803
	Florida GO	5.000%	6/1/25	10,000	10,400
	Florida GO	5.000%	7/1/25	1,000	1,043
	Florida GO	4.000%	6/1/26	4,080	4,357
	Florida GO	5.000%	6/1/26	3,220	4,077
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	392
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	633
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	344
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	836
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,376
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	955
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	921
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,266
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	750	943
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	563
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	606
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/21	225	231
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	332
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,075
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	616
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,951
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,091
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/21	150	151
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/22	115	117
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	196
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	274
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	305
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,592
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,690
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,789
	Florida Higher Educational Facilities Financial Authority College & University Revenue, Prere.	5.000%	4/1/22	7,000	7,544
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,750	3,074
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,403
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/20	500	504
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	7,265	7,640
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	1,015	1,067
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	9,320
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,600	1,750
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	10,228
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,160	5,048
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,755	7,173
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,340	2,917
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	1,650	1,803
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,660	3,352
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,600	3,264
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,350	3,036
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,915
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	3,078
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,621
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.180%	8/3/20	72,710	72,710
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.180%	8/5/20	21,210	21,210
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	629
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,098
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,390	2,470
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	350	362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,208
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	862
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,283
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,236
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	2,685	3,152
	Hillsborough County Aviation Authority Sales Tax Revenue	5.000%	11/1/25	2,270	2,763
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/21	8,855	9,345
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	10,584
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	9,842
	Hillsborough County School Board COP	5.000%	7/1/22	815	889
	Hillsborough County School Board COP	5.000%	7/1/23	890	1,007
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,145
[3]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/20	2,430	2,448
[3]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/21	1,835	1,934
[3]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,893
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,310
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,075
[2,5]	Jacksonville FL Electric System Revenue FR PUT TOB, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	8/8/20	46,680	46,680
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	810	817
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	769
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	841
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,905
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,859
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	2,038
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,993
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,216
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,881
	Jacksonville FL Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/6/20	23,930	23,930
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	1,750	1,847
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	760	802
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,832
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,164
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	3,010	3,171
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	137
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	2,935	3,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,792
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,391
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	3,449
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	10,309
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	346
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,381
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,947
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	296
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	305
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,927
[3]	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	1,250	1,363
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	5,128
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	8,425	9,178
	Jacksonville FL Special Sales Tax Revenue	5.000%	10/1/24	2,320	2,738
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/20	2,950	2,971
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/20	1,655	1,667
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	110
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,500	1,928
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,807
[5]	JEA Electric System Electric Power & Light Revenue VRDO	0.360%	8/6/20	4,365	4,365
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,784
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	33,779
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	580
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,927
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,569
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,727
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	3,290
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	3,093
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	5,110
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,638
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/20	300	302
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	221
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	359
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	466
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	718
[3]	Lake County School Board COP	5.000%	6/1/24	200	234
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,040	5,559
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	365	384
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,414
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,325
	Lee County School Board COP	5.000%	8/1/20	2,540	2,540
	Lee County School Board COP	5.000%	8/1/21	2,005	2,100
	Lee County School Board COP	5.000%	8/1/27	6,495	8,346
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	4,145
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,246
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	24,665
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,150
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/21	1,050	1,109
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,635
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/20	875	887
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	2,720	2,887
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,746
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	578
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,125	1,165
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,074
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,926
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,138
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,147
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24	1,420	1,692
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,690	2,084
	Miami Beach FL Water & Sewer Water Revenue	4.000%	9/1/20	400	401
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/21	350	368
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	305	335
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	430
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/24	350	417
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	974
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	400	405
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	150	158
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,104
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,350	1,568
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	984
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,049
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,513
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,706
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,638
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/21	1,060	1,078
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,182
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,828
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	3,082
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,668
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	3,290	3,408
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	1,000	1,036
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,359
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,170	1,301
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,657
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	1,059
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,681
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,261
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,966
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	347
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,074
[3]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/21	1,445	1,456
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	920	1,097
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	341
	Miami-Dade County FL GO	5.000%	7/1/21	940	981
	Miami-Dade County FL GO	5.000%	7/1/24	3,200	3,786
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,223
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,533
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,517
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,557
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	1,285	1,397
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/25	1,000	1,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,880	4,787
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/20	2,180	2,180
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,300	1,352
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,135	3,398
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,125
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,920	2,154
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	4.500%	6/1/21	840	839
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	990
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,018
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	13,122
	Miami-Dade County School Board COP	5.000%	2/1/25	635	764
	Miami-Dade County School Board COP	5.000%	5/1/25	155	188
	Miami-Dade County School Board COP	5.000%	2/1/26	4,130	5,075
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	13,482
	Miami-Dade County School Board COP	5.000%	5/1/27	13,830	16,597
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.000%	10/1/20	1,250	1,258
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.000%	10/1/23	435	491
	Miami-Dade FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	901
[3]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	500	527
[3]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	533
[3]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	714
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	1,535	1,561
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,322
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,291
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,112
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/20	2,525	2,540
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,575	5,404
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	5,000	5,033
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,190
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,627
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	11,142
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	565
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	7,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,000	1,042
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,640
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,149
	Orlando FL Appropriations Revenue	5.000%	10/1/23	1,545	1,780
	Orlando FL Appropriations Revenue	5.000%	10/1/23	1,090	1,256
[3]	Orlando FL Lease Revenue	5.000%	11/1/26	1,100	1,335
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,628
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,260	2,536
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,010	1,168
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,934
	Orlando Utilities Commission Electric Power & Light Revenue PUT	5.000%	10/1/20	12,175	12,264
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.150%	8/5/20	11,300	11,300
[3]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/25	1,260	1,427
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	157
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	178
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	223
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	195
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	181
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	135	160
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	301
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	606
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	500	432
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	746
[3]	Palm Bay FL GO	5.000%	7/1/21	830	867
[3]	Palm Bay FL GO	5.000%	7/1/22	870	951
[3]	Palm Bay FL GO	5.000%	7/1/23	915	1,041
[3]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,267
[3]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,457
	Palm Beach County FL Appropriations Revenue	5.000%	6/1/25	1,000	1,086
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,995
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	563
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	417
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	553
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,515
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	1,330	1,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/20	900	914
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/21	1,165	1,238
	Palm Beach County School District COP	5.000%	8/1/21	1,705	1,786
	Palm Beach County School District COP	5.000%	8/1/21	1,845	1,933
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,190
	Palm Beach County School District COP	5.000%	8/1/22	750	821
	Palm Beach County School District COP	5.000%	8/1/23	1,885	2,147
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,709
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,307
	Palm Beach County School District COP	5.000%	8/1/24	13,680	16,218
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,897
	Palm Beach County School District COP	5.000%	8/1/25	2,000	2,455
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	2,096
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,237
[1]	Pasco County School Board COP	5.000%	8/1/23	145	165
[1]	Pasco County School Board COP	5.000%	8/1/24	200	235
	Pasco County School Board COP	5.000%	8/1/25	1,885	2,266
[1]	Pasco County School Board COP	5.000%	8/1/25	250	303
[3]	Pasco County School Board COP	5.000%	8/1/27	375	478
[2,7]	Pasco County School Board COP FR PUT, SIFMA Municipal Swap Index Yield + 0.750%	1.000%	8/2/23	7,600	7,600
	Polk County School District COP	5.000%	1/1/22	200	213
	Polk County School District COP	5.000%	1/1/24	1,000	1,147
	Polk County School District COP	5.000%	1/1/25	5,700	6,766
	Polk County School District COP	5.000%	1/1/26	2,500	3,057
	Polk County School District COP	5.000%	1/1/27	2,750	3,454
	Port St. Lucie FL	1.500%	7/1/21	1,000	1,011
	Port St. Lucie FL	1.750%	7/1/22	1,265	1,298
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,343
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,673
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/21	240	249
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	1,014
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	662
	Reedy Creek Improvement District GO	5.000%	6/1/21	730	759
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,844
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,414
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,974
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/21	1,530	1,616
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/21	1,760	1,773
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/22	1,340	1,373
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/23	1,865	1,940
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/24	2,030	2,137
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Isle Project)	5.000%	1/1/25	725	772
	South Florida Water Management District COP	5.000%	10/1/21	1,765	1,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,317
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,542
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,125	1,126
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,304
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,215
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,475
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/20	1,500	1,505
[8]	Sunrise FL Utility System Water Revenue, Prere.	5.200%	10/1/20	3,575	3,603
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/21	3,025	3,153
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,742
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	2,153
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,802
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/20	2,830	2,840
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/20	1,185	1,189
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	2,090	2,198
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	1,500	1,578
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	547
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	628
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,100	1,362
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,667
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	589
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,876
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	356
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	250	303
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	310
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/20	1,650	1,655
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	684
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,293
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,283
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,398
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/20	1,825	1,839
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,799
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/21	1,485	1,523
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	933
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Volusia County School Board COP	5.000%	8/1/21	525	550
[1]	Volusia County School Board COP	5.000%	8/1/22	840	917
					1,186,772
Georgia (2.5%)
	Atlanta Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,735	1,984
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,800	5,007
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,880
[3,5]	Atlanta GA Airport Revenue TOB VRDO	0.200%	8/6/20	5,000	5,000
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/21	750	765
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.750%	1/1/23	7,000	7,153
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/20	1,000	1,014
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,213
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,097
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,222
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,057
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,930
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	3,043
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	13,513
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,925
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	9,722
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	10,547
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co.Pilot Bowen Project) PUT	2.050%	11/19/21	2,650	2,683
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	537
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	710
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	763
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	1,025
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	500	556
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	345	395
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	990	1,190
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,075
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,600	1,620
	Burke County Development Authority Industrial Revenue PUT	2.500%	5/3/21	28,470	28,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	313
[7]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	513
	Cherokee County Board of Education GO	5.000%	2/1/21	400	410
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	450	474
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	546
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	235
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	450	509
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	625	728
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	255	305
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,250	1,493
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	360	442
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	549
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	400	501
[7]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	556
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	500	538
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	447
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	580
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	840	1,058
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	25,000	30,412
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21	400	415
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	942
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	1,006
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,122
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,143
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	647
	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,500	1,502
	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,890	1,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	7,210
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/20	1,270	1,280
	Douglas County GA GO	5.000%	4/1/22	800	865
[7]	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,616
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,585
[5]	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	6,080	6,080
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,840
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	405	435
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	386
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	580
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/21	1,925	1,933
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,369
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,062
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,282
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	825	791
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,600	3,840
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/21	1,000	1,022
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/21	700	716
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/22	560	597
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/23	500	553
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/26	1,250	1,503
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/27	1,250	1,538
	Georgia GO	5.000%	2/1/23	2,760	3,095
	Georgia GO	5.000%	7/1/24	6,000	7,127
	Georgia GO	5.000%	2/1/26	5,755	6,429
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,135	1,190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.250%	1/1/21	175	178
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,399
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,497
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	821
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,545
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,512
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/23	1,715	1,732
Georgia Municipal Electric Authority Electric Power & Light Revenue (Project No. 1)	5.250%	1/1/21	500	509
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	600	610
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	5,550	5,640
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	4,985	5,066
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	10,075	10,643
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	575
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	3,710	3,916
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	472
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	494
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	3,865	4,240
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	954
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	943
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	900	1,053
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	2,450	2,865
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	2,054
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,415
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	192
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	284
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	428
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	497
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	721
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	500	601
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	677
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	7,305	7,424
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	2,665	2,708
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	2,150	2,185
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	9,300	9,818
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,880	3,159
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,785	5,249
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	4,259
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,612
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	110	128
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,165	1,174
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,608
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,165
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/20	3,685	3,713
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,535	4,984
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	16,500	17,168
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	5,125	5,332
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	714
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	607
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	671
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	651
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,500	2,603
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,703
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	3,047
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	4/1/22	375	397
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	414
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	615
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	15,081
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	11,940	15,191
	Jackson County GA School District GO	5.000%	3/1/26	1,000	1,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	300	323
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	364
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	522
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	209
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	3,545	3,634
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/21	1,625	1,708
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	534
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	500	543
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,551
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	828
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	563
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	6,935	7,890
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,137
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	945	1,099
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	7,335	8,636
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	2,500	2,918
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,993
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,598
[2]	Main Street Natural Gas Inc. Natural Gas Revenue FR PUT, 67% of 1M USD LIBOR + 0.830%	0.945%	12/1/23	29,000	28,871
[2]	Main Street Natural Gas Inc. Natural Gas Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.730%	12/1/23	5,085	5,019
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	114,260	125,042
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	551
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	41,615	47,257
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	57,215	66,404
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/26	1,710	2,149
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/27	2,500	3,221
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,645
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/24	1,060	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	2,000	2,473
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,500	9,273
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/26	1,220	1,555
	Private Colleges & Universities Authority College & University Revenue Corp. of Mercer University	5.250%	10/1/27	1,000	1,034
[2]	Private Colleges & Universities Authority College & University Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.580%	8/16/22	25,500	25,304
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/21	1,000	1,018
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/22	1,200	1,273
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,579
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,179
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	411
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/21	1,550	1,611
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,088
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,223
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,749
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	368
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	351
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	721
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	370
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	1,032
					790,835
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	360
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,430	1,442
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/21	1,390	1,443
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	429
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,944
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	694
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	555	636
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	573
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,572
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	1,088
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	588
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,160
	Guam Income Tax Revenue	5.000%	12/1/26	750	864
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/20	2,845	2,867
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	1,700	1,758
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/22	570	591
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	2,185	2,317
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	3,300	3,424
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,993
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/25	3,425	3,553
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,693
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/20	520	523
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,094
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,400
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,114
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,688
					40,068
Hawaii (0.5%)
	Hawaii County HI GO	5.000%	9/1/23	1,200	1,375
	Hawaii County HI GO	5.000%	9/1/23	1,785	2,045
	Hawaii County HI GO	5.000%	9/1/23	1,395	1,598
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	2/27/21	3,990	3,990
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	2/27/21	2,050	2,050
	Hawaii GO	5.000%	8/1/21	7,630	7,994
	Hawaii GO	5.000%	8/1/21	7,260	7,606
	Hawaii GO	5.000%	1/1/24	2,870	3,331
	Hawaii GO	5.000%	4/1/24	13,610	15,950
	Hawaii GO	4.000%	5/1/24	3,985	4,537
	Hawaii GO	5.000%	5/1/24	13,040	15,330
	Hawaii GO	5.000%	8/1/24	7,445	8,495
	Hawaii GO	5.000%	10/1/24	6,580	7,856
	Hawaii GO	5.000%	8/1/25	2,235	2,548
	Hawaii GO	5.000%	1/1/26	2,000	2,483
	Hawaii GO	5.000%	8/1/28	7,000	7,958
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,452
	Honolulu County HI GO	5.000%	9/1/23	1,885	2,158
	Honolulu County HI GO	5.000%	9/1/24	2,925	3,475
	Honolulu County HI GO, Prere.	5.000%	8/1/21	3,150	3,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,762
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,558
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	10,387
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,525
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,838
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	3,725	4,179
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,231
[7]	Honolulu HI City & County GO	5.000%	7/1/26	1,000	1,255
[7]	Honolulu HI City & County GO	5.000%	7/1/27	1,750	2,256
	Honolulu HI City & County GO	5.000%	9/1/27	120	156
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/23	1,500	1,607
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,896
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,202
					164,384
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	567
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	755
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/24	760	876
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	802
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	5,000	5,074
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,120
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	3,056
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	5,042
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,103
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,541
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	5,111
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	1,107
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	3,169
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,075	2,414
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	1,032
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/24	850	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,931
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	185
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	400
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	683
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	567
					40,548
Illinois (6.8%)
[3]	Bolingbrook IL	4.000%	3/1/22	500	530
[3]	Bolingbrook IL	4.000%	3/1/24	500	561
[3]	Bolingbrook IL	4.000%	3/1/25	555	639
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	198
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	192
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	233
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	775
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	382
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	615	731
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	357
	Chicago Board of Education GO	5.000%	12/1/20	2,310	2,326
	Chicago Board of Education GO	5.000%	12/1/20	7,825	7,872
[9]	Chicago Board of Education GO	5.250%	12/1/20	1,750	1,776
[9]	Chicago Board of Education GO	0.000%	12/1/21	605	587
	Chicago Board of Education GO	5.000%	12/1/21	3,395	3,494
	Chicago Board of Education GO	5.000%	12/1/21	1,635	1,647
	Chicago Board of Education GO	5.000%	12/1/21	13,860	14,264
[9]	Chicago Board of Education GO	0.000%	12/1/22	535	506
	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,734
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,152
	Chicago Board of Education GO	5.000%	12/1/22	535	562
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,354
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,537
	Chicago Board of Education GO	5.000%	12/1/22	790	830
[9]	Chicago Board of Education GO	0.000%	12/1/23	3,310	3,052
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,158
	Chicago Board of Education GO	5.000%	12/1/23	9,590	10,266
	Chicago Board of Education GO	5.000%	12/1/23	835	894
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,162
[8]	Chicago Board of Education GO	5.500%	12/1/23	100	108
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,370	1,226
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,570	1,405
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,088
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,323
	Chicago Board of Education GO	5.000%	12/1/24	10,000	10,878
[3]	Chicago Board of Education GO	5.000%	12/1/24	5,700	6,401
	Chicago Board of Education GO	5.000%	12/1/24	9,500	10,335
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,251
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,725	2,363
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,650	2,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chicago Board of Education GO	5.000%	12/1/25	4,500	5,151
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,754
[8]	Chicago Board of Education GO	5.500%	12/1/25	125	140
	Chicago Board of Education GO	0.000%	12/1/26	12,205	9,755
[9]	Chicago Board of Education GO	0.000%	12/1/26	135	113
[9]	Chicago Board of Education GO	0.000%	12/1/26	95	79
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,365
[10]	Chicago Board of Education GO	5.500%	12/1/26	385	449
	Chicago Board of Education GO	7.000%	12/1/26	10,000	12,069
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,875
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,646
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	5,058
	Chicago IL GO	5.000%	1/1/21	700	707
	Chicago IL GO	5.000%	12/1/21	1,195	1,204
	Chicago IL GO	0.000%	1/1/22	1,350	1,299
	Chicago IL GO	5.000%	1/1/22	5,295	5,467
	Chicago IL GO	5.000%	1/1/22	200	206
	Chicago IL GO	4.000%	1/1/23	100	101
	Chicago IL GO	5.000%	1/1/23	12,860	13,567
	Chicago IL GO	5.000%	1/1/23	250	264
	Chicago IL GO	5.000%	1/1/23	770	812
[9]	Chicago IL GO	0.000%	1/1/24	1,000	922
	Chicago IL GO	5.000%	1/1/24	5,675	6,104
	Chicago IL GO	5.000%	1/1/24	250	269
	Chicago IL GO	5.000%	1/1/24	2,450	2,529
	Chicago IL GO	5.000%	1/1/24	300	323
	Chicago IL GO	5.000%	1/1/25	12,420	13,580
	Chicago IL GO	5.000%	1/1/25	3,100	3,389
	Chicago IL GO	5.000%	1/1/25	450	464
	Chicago IL GO	0.000%	1/1/26	300	255
	Chicago IL GO	5.000%	1/1/26	160	174
	Chicago IL GO	5.000%	1/1/26	8,300	9,195
	Chicago IL GO	5.000%	1/1/26	2,000	2,059
	Chicago IL GO	5.000%	1/1/26	345	369
	Chicago IL GO	5.000%	1/1/26	2,750	2,995
	Chicago IL GO	5.000%	1/1/27	7,625	8,514
	Chicago IL GO	5.125%	1/1/27	3,155	3,431
	Chicago IL GO	5.250%	1/1/28	1,000	1,072
	Chicago IL GO, ETM	5.000%	1/1/21	145	148
	Chicago IL GO, ETM	5.000%	1/1/21	195	199
	Chicago IL GO, ETM	5.000%	1/1/21	1,685	1,718
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	6,280
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/21	700	703
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,580	1,654
[5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.360%	8/6/20	36,295	36,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/21	2,000	2,036
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	2,815	2,988
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,559
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,427

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,505
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	2,080
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,265
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	3,036
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,220
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,634
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,157
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	4,107
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,260	1,405
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,209
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	3,029
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	225	251
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,358
Chicago IL Waterworks Water Revenue	5.000%	11/1/20	700	708
Chicago IL Waterworks Water Revenue	5.000%	11/1/20	2,500	2,527
Chicago IL Waterworks Water Revenue	5.000%	11/1/21	2,090	2,112
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	757
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,678
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	545
Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,515	2,835
Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,269
Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,997
Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,588
Chicago IL Waterworks Water Revenue	5.000%	11/1/25	1,000	1,153
Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,413
Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	14,722
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,000	1,084
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	75	86
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,784
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	17,877
Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	810
Chicago IL Waterworks Water Revenue	5.000%	11/1/30	120	136
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	150	153
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	350	370
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	992
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	9,086
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,205
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	4,175	4,249
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	500	509

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	3,650	3,715
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	600	611
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	9,700	10,282
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,325	1,404
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,600	1,696
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	700	742
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,440	1,526
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	900	993
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,722
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,213
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,318
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,010	1,114
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	2,129
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,504
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,902
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,680
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,911
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	5,325
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,575	1,800
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,725
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	884
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	2,029
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	385	454
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,000	1,172
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,404
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	418
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	150	164
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	90	108
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	120	149
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	250	291
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue VRDO	0.170%	8/5/20	38,800	38,800
	Chicago Park District GO	5.000%	1/1/21	2,920	2,964
	Chicago Park District GO	5.000%	1/1/22	125	131
	Chicago Park District GO	5.000%	1/1/22	400	420
	Chicago Park District GO	5.000%	1/1/22	1,000	1,050
	Chicago Park District GO	5.000%	1/1/23	790	828
	Chicago Park District GO	5.000%	1/1/23	500	540
	Chicago Park District GO	5.000%	1/1/23	400	432
	Chicago Park District GO	5.000%	1/1/23	1,265	1,368
	Chicago Park District GO	5.000%	1/1/24	550	612
	Chicago Park District GO	5.000%	11/15/24	680	774
	Chicago Park District GO	5.000%	1/1/25	625	712
	Chicago Park District GO	5.000%	1/1/25	315	349
	Chicago Park District GO	5.000%	1/1/25	300	332
	Chicago Park District GO	5.000%	11/15/25	1,430	1,661
	Chicago Park District GO	5.000%	1/1/26	1,000	1,156
	Chicago Park District GO	5.000%	1/1/26	325	340
	Chicago Park District GO	5.000%	1/1/26	535	590
	Chicago Park District GO	5.000%	11/15/26	1,500	1,761
	Chicago Park District GO	5.000%	1/1/27	925	1,058
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,180	1,219
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,840	1,900
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,495
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,680
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	9,205	10,222
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,552
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,811
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,434
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,625	3,106
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	4,360	5,159
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,500	1,775
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,635
	Chicago Transit Authority Sales Tax Revenue	5.000%	12/1/22	9,820	10,299
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/23	1,280	1,345
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,391
	Cook County IL GO	5.000%	11/15/20	2,125	2,144
	Cook County IL GO	5.000%	11/15/20	500	504
	Cook County IL GO	5.000%	11/15/21	500	520
	Cook County IL GO	5.000%	11/15/22	280	303
	Cook County IL GO	5.250%	11/15/24	5,000	5,252
	Cook County IL GO	5.000%	11/15/25	1,400	1,415
	Cook County IL GO	5.250%	11/15/25	4,500	4,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/20	2,475	2,506
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,705
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,901
	Elk Grove Village IL GO	3.000%	1/1/23	500	531
	Elk Grove Village IL GO	3.000%	1/1/24	550	596
	Elk Grove Village IL GO	3.000%	1/1/25	560	619
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,146
[6]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.160%	8/5/20	40,800	40,800
	Illinois Finance Authority College & University Revenue	5.000%	10/1/20	7,000	7,053
	Illinois Finance Authority College & University Revenue	5.000%	9/1/21	240	247
	Illinois Finance Authority College & University Revenue	5.000%	10/1/21	380	399
	Illinois Finance Authority College & University Revenue	4.000%	2/15/22	845	859
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	436
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,055
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,706
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	288
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	928
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	500	566
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	119
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	345
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	802
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	275
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	581
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	4,210	4,215
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	2,940	2,951
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	500	502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	3,560	3,596
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,000	1,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	375	381
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,055	3,126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	750	767
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,200	1,228
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	385
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	180	185
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,000	2,082
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	5,510	5,746
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	523
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	975	1,025
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,150
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,053
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	350	370
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	260	253
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	4,000	4,268
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	960
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,684
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	565	565
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,768
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	930
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,567
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,359
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,087
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,084
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,200	1,302
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	759
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	407
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,732
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,095
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,843
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	549
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,543

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,103
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,512
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	500	556
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,132
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,239
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	843
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	562
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	726
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,765
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	919
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,899
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,611
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,780
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,918
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	581
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	704
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,947
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,978
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	5,459
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	897
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,142
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	2,047
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,893
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,149
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,120	1,199
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	5,246
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	555	676
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	2,188
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/26	1,000	1,046
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,246
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,765
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	722
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,898
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, 70% of 1M USD LIBOR + 1.350%	1.470%	5/1/21	2,500	2,501
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	2/27/21	5,705	5,705
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	4/1/21	3,000	3,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	21,000	23,272
[3,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	4,480	4,480
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	15,300	15,300
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/6/20	16,285	16,285
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/6/20	37,625	37,625
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/21	700	735
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,095
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,711
	Illinois Finance Authority Lease Revenue	4.000%	12/15/21	2,000	2,101
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,086
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	1,042
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	685	823
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,238
	Illinois Finance Authority Natural Gas Revenue PUT	1.875%	8/1/20	8,000	8,000
[3]	Illinois GO	5.000%	8/1/20	6,500	6,500
	Illinois GO	5.000%	8/1/20	1,260	1,260
	Illinois GO	4.000%	9/1/20	1,520	1,522
	Illinois GO	5.000%	11/1/20	89,830	90,481
[3]	Illinois GO	5.000%	1/1/21	8,425	8,446
	Illinois GO	5.000%	1/1/21	375	379
	Illinois GO	5.000%	2/1/21	15,815	16,044
	Illinois GO	5.000%	2/1/21	9,535	9,673
	Illinois GO	5.000%	4/1/21	3,660	3,731
	Illinois GO	5.000%	4/1/21	8,700	8,868
	Illinois GO	4.875%	5/1/21	3,250	3,318
	Illinois GO	5.000%	5/1/21	12,000	12,262
	Illinois GO	5.000%	6/1/21	415	425
	Illinois GO	5.000%	7/1/21	575	590
	Illinois GO	5.000%	10/1/21	13,210	13,650
	Illinois GO	5.000%	10/1/21	7,940	8,205
	Illinois GO	5.000%	11/1/21	32,735	33,900
	Illinois GO	5.000%	12/1/21	8,375	8,692
	Illinois GO	5.000%	1/1/22	100	100
	Illinois GO	5.000%	2/1/22	2,000	2,084
	Illinois GO	5.000%	4/1/22	610	638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/22	400	419
	Illinois GO	5.125%	5/1/22	3,000	3,158
	Illinois GO	5.000%	6/1/22	100	105
	Illinois GO	5.000%	7/1/22	4,325	4,552
	Illinois GO	5.000%	8/1/22	8,420	8,882
	Illinois GO	5.000%	10/1/22	4,250	4,500
	Illinois GO	5.000%	10/1/22	19,930	21,101
	Illinois GO	5.000%	11/1/22	8,200	8,700
	Illinois GO	5.000%	11/1/22	34,315	36,370
	Illinois GO	5.000%	12/1/22	1,000	1,063
	Illinois GO	5.000%	1/1/23	19,200	20,449
	Illinois GO	5.000%	2/1/23	7,000	7,471
	Illinois GO	5.000%	3/1/23	600	626
	Illinois GO	5.000%	4/1/23	190	204
	Illinois GO	5.250%	5/1/23	1,500	1,623
	Illinois GO	5.000%	8/1/23	490	529
	Illinois GO	5.000%	10/1/23	10,000	10,838
	Illinois GO	5.000%	11/1/23	28,495	30,887
	Illinois GO	5.000%	11/1/23	1,990	2,161
	Illinois GO	5.000%	2/1/24	550	600
	Illinois GO	4.000%	5/1/24	175	186
	Illinois GO	5.000%	8/1/24	6,580	6,937
	Illinois GO	5.000%	10/1/24	5,000	5,532
	Illinois GO	5.000%	11/1/24	20,500	22,659
	Illinois GO	5.000%	2/1/25	2,795	3,110
	Illinois GO	5.000%	4/1/25	4,170	4,562
	Illinois GO	5.000%	5/1/25	280	307
	Illinois GO	5.500%	5/1/25	3,000	3,434
	Illinois GO	6.000%	5/1/25	150	174
	Illinois GO	5.000%	8/1/25	3,170	3,337
	Illinois GO	5.000%	11/1/25	21,105	23,697
	Illinois GO	5.000%	1/1/26	1,080	1,219
	Illinois GO	5.000%	2/1/26	1,000	1,087
	Illinois GO	5.000%	2/1/26	3,000	3,391
[3]	Illinois GO	5.000%	3/1/26	1,125	1,183
[3]	Illinois GO	5.000%	4/1/26	1,500	1,626
	Illinois GO	5.000%	5/1/26	6,550	7,152
	Illinois GO	5.500%	5/1/26	8,675	10,126
	Illinois GO	5.000%	11/1/26	30,000	34,102
	Illinois GO	5.000%	1/1/27	1,000	1,123
	Illinois GO	5.000%	1/1/27	370	383
	Illinois GO	5.000%	4/1/27	2,000	2,174
	Illinois GO	5.000%	11/1/27	2,355	2,708
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	1,565	1,581
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	12,300	13,465
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,055
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,911
[9]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.250%	2/1/21	665	681
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,200	3,566
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	13,229
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	18,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	4.000%	6/15/21	255	255
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,642
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,380	4,490
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,790	3,885
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,635
	Illinois Sales Tax Revenue	5.000%	6/15/23	8,260	8,931
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,260
	Illinois Sales Tax Revenue	5.000%	6/15/23	410	443
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	538
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,446
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,046
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	2,079
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	5,177
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,529
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	234
	Illinois Sales Tax Revenue	5.000%	6/15/25	3,915	4,215
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,948
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,636
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	10,255
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	160	188
	Illinois Sales Tax Revenue	4.000%	6/15/26	100	101
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,025	4,319
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	150
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	2,710	3,315
	Illinois Sales Tax Revenue	5.000%	6/15/29	1,000	1,021
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,076
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,000	3,362
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/21	435	426
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	1,405	1,341
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,321
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,234
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	815	689
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/20	21,625	21,934
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/21	5,175	5,268
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	15,000	15,870
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,805
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	4,148
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,293
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	11,280
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	18,197
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	20,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,000	1,222
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	25,671
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	217
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	941
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	128
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	235
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	158
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	265
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	279
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	202
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	416
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	266
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	496
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	250
[3]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,636
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,501
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	622
	McHenry County Conservation District GO	5.000%	2/1/21	3,000	3,071
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,224
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/21	16,775	16,450
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	2,510	2,432
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	161
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,129
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	512
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,118
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	194
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,145	9,392
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,782
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,306
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,738
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	5,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/20	4,230	4,269
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/22	875	926
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/26	32,990	34,339
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	10,235	10,630
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	4,470	4,744
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	5,105	5,418
[3]	Mundelein IL GO	4.000%	12/15/21	500	526
[3]	Mundelein IL GO	4.000%	12/15/23	500	557
[3]	Mundelein IL GO	4.000%	12/15/25	500	586
[3]	Mundelein IL GO	4.000%	12/15/26	500	598
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,977
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,965
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,833
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	132
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	188
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	586
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	750	898
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	650	795
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	4,500	4,676
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	870	905
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	17,203
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	22,914
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	38,010	44,703
[5]	Regional Transportation Authority IL Sales Tax Revenue TOB VRDO	0.190%	8/6/20	11,550	11,550
[5]	Regional Transportation Authority IL Sales Tax Revenue TOB VRDO	0.190%	8/6/20	9,000	9,000
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/21	615	634
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,243
	Romeoville IL GO	5.000%	12/30/25	3,315	4,082
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,001
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,555	8,833
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	8,941
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,085
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	265
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	274
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	262
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	331
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	625	772
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	924
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/21	2,000	2,053
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/22	2,350	2,516
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/23	5,060	5,636
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/24	4,620	5,336
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/25	10,045	12,017
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/26	5,350	6,392
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/27	770	917
	University of Illinois College & University Revenue	5.000%	4/1/24	2,655	2,655
	University of Illinois College & University Revenue	5.000%	4/1/24	450	500
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	3,227
	University of Illinois College & University Revenue	5.000%	4/1/27	250	276
	University of Illinois COP	5.000%	8/15/20	5,000	5,006
	University of Illinois COP	5.000%	10/1/20	3,850	3,875
	University of Illinois COP	5.000%	8/15/21	5,000	5,215
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/21	945	972
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	915
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	997
[1]	Western Illinois University College & University Revenue	4.000%	4/1/21	550	562
[1]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	540
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	848
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,682
[3]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,150
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/22	1,450	1,429
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,413
					2,122,411
Indiana (1.4%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/21	2,325	2,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,505	1,573
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,252
	Ball State University College & University Revenue	5.000%	7/1/21	210	219
	Ball State University College & University Revenue	5.000%	7/1/21	500	522
	Ball State University College & University Revenue	5.000%	7/1/22	320	348
	Ball State University College & University Revenue	5.000%	7/1/22	250	272
	Ball State University College & University Revenue	5.000%	7/1/23	450	509
	Ball State University College & University Revenue	5.000%	7/1/23	660	746
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	236
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	420
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	427
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	433
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,920
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	2,003
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	2,086
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	2,175
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	2,233
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,352
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,437
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,541
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/21	3,155	3,228
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/22	3,370	3,606
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,936
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,039
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,871
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,439
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,757
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,250
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,791
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,501
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,571
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	434
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	352
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	349
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	299
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	297
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/21	140	142
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/22	210	217
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	233
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	216
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	408
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	301
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	340	377
[6]	Indiana Finance Authority College & University Revenue VRDO	0.130%	8/6/20	16,655	16,655
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,400	1,415
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	615	622
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,000	1,015
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	2,100	2,132
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/21	250	260
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	2,380	2,388
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	580
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	528
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,620	2,782
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,500	2,655
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	272
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,700
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,005	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,482
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,776
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	791
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,271
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,276
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,449
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,298
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	6,017
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,174
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,797
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,209
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,346
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	4,326
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,437
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	7,430
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	6,328
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,875
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.440%	7/2/21	6,000	5,985
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.440%	7/2/21	6,500	6,483
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,041
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,041
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	11,125	11,278
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,624
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,858
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	750	807
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,603
	Indiana Finance Authority Lease Revenue	5.000%	2/1/25	3,210	3,881
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	1,255	1,567
	Indiana Finance Authority Lease Revenue	5.000%	2/1/27	2,175	2,795
	Indiana Finance Authority Resource Recovery Revenue	3.750%	4/1/22	1,125	1,131
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/20	840	846
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	1,680	1,772
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/20	475	479
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/21	380	401
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	11,473
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	33,615	34,136
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	495	504
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/20	1,865	1,876
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,925	2,005
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,126
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	2,032
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	960
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	905
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,211
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,271
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	276
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	617
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.350%	8/4/20	5,575	5,575
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.350%	8/4/20	3,800	3,800
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	18,699
	Indiana University College & University Revenue	5.000%	6/1/21	3,500	3,641
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	4,131
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/25	1,545	1,904
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/25	1,300	1,570
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/26	1,945	2,426
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Fieldhouse Project)	1.450%	6/1/21	8,000	8,002
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	10,472
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	14,745
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,515
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	7,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,671
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	8,058
	Ivy Tech Community College of Indiana College & University Revenue	5.000%	7/1/26	1,125	1,413
	Ivy Tech Community College of Indiana College & University Revenue	5.000%	7/1/27	500	644
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	617
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	472
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	963
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	383
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	431
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	293
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	377
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	300	382
[7]	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	386
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	433
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	445
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	375
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	430	503
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	772
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	770
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,131
	Purdue University College & University Revenue	5.000%	7/1/23	400	456
	Purdue University College & University Revenue	5.000%	7/1/25	500	614
	Purdue University College & University Revenue	5.000%	7/1/26	500	634
	Purdue University College & University Revenue	5.000%	7/1/27	1,000	1,304
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,275	1,347
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	932
	Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,000	2,019
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	414
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	238
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	280	315
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	342

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	250	289
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	645
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	497
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,045	1,249
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	880	1,058
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	820
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	587
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	486
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	632
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	596
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,400
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	968
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,506
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	787
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,625
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,681
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,851
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,755
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,468
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,268
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,652
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,070	4,675
				420,150
Iowa (0.3%)
Des Moines IA GO	5.000%	6/1/23	1,570	1,783
Des Moines IA GO	5.000%	6/1/24	6,335	7,482
Des Moines IA GO	5.000%	6/1/25	5,670	6,930
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,395	1,426
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,105
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,119
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	2,007
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,210
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	2.875%	5/15/49	3,000	3,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	9,345	9,463
[5]	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project Exchange)	5.875%	12/1/27	12,155	12,650
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,095	15,810
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	18,925
[7]	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.250%	7/1/50	4,000	4,426
[2]	Iowa Finance Authority Local or Guaranteed Housing Revenue FR PUT, 70% of 1M USD LIBOR + 0.350%	0.463%	10/1/21	3,750	3,728
	Iowa Finance Authority Water Revenue	5.000%	8/1/21	9,505	9,965
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/21	400	421
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	462
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/23	500	562
	Xenia Rural Water District Water Revenue	5.000%	12/1/21	320	337
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,832
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	509
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	659
					105,816
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,703
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,772
[5,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,722
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	531
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	543
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,194
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,233
	Johnson County KS GO	4.000%	9/1/25	1,055	1,135
[7]	Johnson County KS GO	3.000%	9/1/26	2,435	2,774
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	858
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	515
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	250	297
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,346
[2]	Kansas Department of Transportation Fuel Sales Tax Revenue FR, 70% of 1M USD LIBOR + 0.300%	0.420%	9/1/21	7,580	7,575
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	7,286
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	9,259

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	8,641
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/21	17,635	18,239
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/22	3,795	4,085
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	19,053
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	18,496
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,187
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	606
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	617
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	365
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	277
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	285
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	631
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,217
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	1,059
Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	8,085	9,315
Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/20	400	401
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/21	575	605
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,376
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	7,115
Seward County Unified School District No. 480 Liberal GO	3.000%	9/1/20	450	451
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/21	400	420
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	346
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,710
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,830
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	2,152
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	180	193
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	300	335
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	300	348
Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,148
Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	1,047
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,352
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,503
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/20	1,580	1,586
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	850
					154,682
Kentucky (2.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/21	540	547
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	195	198
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,245	2,358
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	263
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	828
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	341
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	756
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	334
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	1,070
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,895
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,317
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,413
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/21	555	577
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,599
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/21	750	764
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/22	785	834
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	552
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/22	3,995	4,008
	Kentucky Asset Liability Commission Appropriations Revenue (Federal Highway Trust)	5.250%	9/1/22	8,785	9,645
	Kentucky Asset Liability Commission Appropriations Revenue (Federal Highway Trust)	5.250%	9/1/25	625	702
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,150	1,190
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	1,092
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,359
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,524
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,691
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,952
[1,5,6]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	0.200%	8/6/20	5,105	5,105
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,500	1,534
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,756
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,187
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,225	1,487
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/20	6,000	6,020
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/21	6,085	6,377
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,747
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/21	1,120	1,172
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,525
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	963
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	3,175
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/21	470	489
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	342
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	658
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,934
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,574
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	561
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	943
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,252
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	121,355	134,636
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	97,790	109,135
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	9,060	10,325
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,980	28,493

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	56,045	64,436
Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,997
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/21	15,885	16,627
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	16,522
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,932
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,345	1,521
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	424
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,345	1,569
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	1,052
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,941
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	2,820	3,473
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	241
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	2,020
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,432
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	619
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/21	1,000	1,058
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,655
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,282
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,764
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,413
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	5,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	9,130
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,697
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,931
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,968
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,891
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,600	3,097
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	260	325
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/26	7,330	7,773
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue PUT	1.850%	4/1/21	8,000	8,060
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	1,715	1,726
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,405	1,439
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	2,019
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,500	22,604
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	23,765	27,890
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/20	1,000	1,015
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,397
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,503
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/21	2,170	2,202
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/21	940	958
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/22	1,955	2,054
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,533
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,855
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	1,051
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,433
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,286
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,286
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	5,160
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	2,084
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,315
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,000	6,248
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,366
					669,694
Louisiana (1.6%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	423
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	130
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	966
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	762
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,226
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,829
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.140%	8/3/20	51,600	51,600
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	1,019
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,250	1,507
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,000	1,240
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	3,015	3,738
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,398
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,190	2,784
[7]	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,396
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	500	593
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	698
[1]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	269
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	605
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	496
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/20	1,000	1,012
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/21	1,010	1,070
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,425
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	346
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	645
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	617

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lafayette LA Utilities Multiple Utility Revenue	5.000%	11/1/26	7,210	7,974
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,857
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,847
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,543
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,665	2,015
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,420	19,946
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,988
Louisiana GO	5.000%	5/1/22	10,320	11,190
Louisiana GO	5.000%	5/1/22	2,800	3,036
Louisiana GO	5.000%	9/1/22	4,000	4,401
Louisiana GO	5.000%	7/15/23	23,000	25,167
Louisiana GO	5.000%	10/1/23	11,640	13,398
Louisiana GO	5.000%	7/15/24	3,050	3,334
Louisiana GO	5.000%	10/1/24	12,240	14,608
Louisiana GO	5.000%	10/1/25	12,865	15,815
Louisiana GO	5.000%	10/1/26	6,750	8,543
Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,625
Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,550	3,030
Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,500	3,072
Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,550	4,408
Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	225	236
Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	394
Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	768
Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,290
Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,251
Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,046
Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,129
Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,646
Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,574
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,789
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,930	2,035
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,664
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,682
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	5,136
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	5,217
[7]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,742
	Louisiana Miscellaneous Taxes Revenue	5.000%	6/15/21	1,185	1,233
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,016
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,639
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,885
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,530
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,818
[7]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,231
[7]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	630
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	3,275	3,285
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,800	1,806
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	450	464
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	373
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,700	1,776
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,655	3,818
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	313
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	2,128
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	442
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,793
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,604
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,315
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	4,011
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	3,031
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,790
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,913
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	3,259
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	7,759
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	6,284
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	29,895
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	736
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	733
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	855
[3]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/21	5,000	5,189
[3]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,496
[5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	10,400	10,400
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	117
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	422
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/22	135	143
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	165
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	228
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	118
	New Orleans LA GO	5.000%	12/1/20	1,450	1,472
	New Orleans LA GO	5.000%	12/1/21	1,260	1,339
	New Orleans LA GO	5.000%	12/1/22	700	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parish of St. Charles LA Industrial Revenue PUT	4.000%	6/1/22	14,650	15,328
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	8,825	8,780
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	11,200	11,050
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	16,930	16,362
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,694
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,289
[3]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	980
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,392
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	1,000	1,056
					490,116
Maine (0.2%)
	Maine GO	5.000%	6/1/22	10,205	11,109
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	794
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/21	3,930	4,074
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,425	1,533
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,275	3,668
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,740	3,176
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	500	568
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	662
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	206
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	370
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	448
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	694
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,223
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	355
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	750	862
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	620
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	520	639
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	3,900	3,900
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	942
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	1,019
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,948
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	2,580	2,767
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	3,530	3,812
					46,179
Maryland (2.6%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,437
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,608
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,785
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,587
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,866
	Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,475
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,684
	Baltimore County MD GO	5.000%	8/1/25	3,000	3,283
	Baltimore MD GO	5.000%	10/15/21	10,400	11,006
[5]	Baltimore MD Project Water Revenue TOB VRDO	0.260%	8/3/20	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Project)	4.000%	7/1/21	350	362
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/21	520	543
	Baltimore MD Sewer Revenue (Wastewater Project)	4.000%	7/1/22	400	429
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/22	500	546
	Baltimore MD Sewer Revenue (Wastewater Project)	4.000%	7/1/23	520	576
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/23	525	596
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/24	750	887
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/25	650	796
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/26	1,000	1,263
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	179
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	99
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	165	163
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	133
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	172
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/21	300	310
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/21	750	782
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	599
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	375	409
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	624
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	725
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	550	671
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	628
	Charles County MD GO	5.000%	10/1/23	3,400	3,922
	Charles County MD GO	5.000%	10/1/24	3,575	4,288
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	334
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,593
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,142
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	8/15/21	5,250	5,514
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	8/15/23	4,185	4,802
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	8/15/24	4,400	5,253
	Howard County MD GO	5.000%	8/15/23	1,390	1,595
	Howard County MD GO	5.000%	8/15/24	1,000	1,194
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,960	10,989
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/20	15,495	15,743
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/21	7,930	8,461
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/22	38,965	41,884
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	11,398
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	19,819
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,125	2,517
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	25,005	30,998
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	5,102
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,375	4,291
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	23,418
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	12,122
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	8,407
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/21	700	716
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,259
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,451
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,667

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,591
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,647
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,678
Maryland GO	4.000%	8/1/21	6,450	6,699
Maryland GO	5.000%	8/1/21	30,450	31,925
Maryland GO	5.000%	8/1/21	32,110	33,666
Maryland GO	5.000%	8/1/23	35,175	40,296
Maryland GO	5.000%	3/15/24	18,320	21,520
Maryland GO	5.000%	8/1/24	10,025	11,951
Maryland GO	4.000%	3/1/25	34,080	34,814
Maryland GO	5.000%	3/15/25	1,625	1,980
Maryland GO	5.000%	3/15/25	32,130	39,156
Maryland GO	2.750%	8/1/25	590	628
Maryland GO	4.000%	8/1/25	22,770	23,597
Maryland GO	4.000%	8/1/25	16,630	19,700
Maryland GO	5.000%	8/1/25	2,600	3,210
Maryland GO	5.000%	6/1/26	1,150	1,353
Maryland GO, Prere.	5.000%	3/1/21	3,745	3,850
Maryland GO, Prere.	5.000%	3/1/23	23,060	25,921
Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.150%	8/6/20	10,000	10,000
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	2,170	2,173
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	232
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,015	1,046
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,220	2,302
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	650	674
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,785	1,863
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	375
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	712
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,794
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	539
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	390
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.875%	7/1/23	1,250	1,259
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,364
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,625
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	403
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	546
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	818
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,355
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,527
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,701
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,362
[5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	11,020	11,020
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.510%	8/6/20	7,450	7,450
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.510%	8/6/20	10,585	10,585
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	7,045	7,349
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,446
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	6,046
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,958
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	7,522
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/27	4,000	5,188
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/22	12,350	13,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,208
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,223
	Montgomery County MD GO	5.000%	11/1/21	22,680	24,056
	Montgomery County MD GO	5.000%	12/1/21	10,000	10,647
	Montgomery County MD GO	5.000%	12/1/22	8,650	9,631
	Montgomery County MD GO	5.000%	11/1/24	5,275	6,346
	Montgomery County MD GO	5.000%	10/1/25	3,765	4,674
	Montgomery County MD GO	4.000%	11/1/25	6,195	7,385
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,356
	Prince George's County MD GO	5.000%	7/15/21	2,800	2,930
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,380
	Prince George's County MD GO	5.000%	7/15/27	6,000	7,853
	Prince George's County MD GO	5.000%	9/15/27	6,770	8,904
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	677
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,203
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,980
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	520	500
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	1,000	1,184
	Westminster MD College & University Revenue	5.000%	11/1/21	1,840	1,911
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	2,091
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,264
					821,142
Massachusetts (2.3%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	324
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,558
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,000	9,063
	Commonwealth of Massachusetts GO	5.000%	10/1/23	4,430	5,107
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	23,595
	Commonwealth of Massachusetts GO	5.000%	7/1/24	1,735	2,060
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	41,602
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	12,220
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	9,260
	Commonwealth of Massachusetts GO	5.000%	11/1/26	3,005	3,848
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	29,866
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	8,380
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	5,071
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,275	33,113
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	4,500	4,716
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	16,334
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,667
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,878
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	11,080
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	13,887
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	33,443

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,199
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	6,607
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,400	5,707
Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/26	1,055	1,186
Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	12,472
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/21	4,630	4,854
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/20	300	301
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/21	3,205	3,252
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	550	569
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	250	260
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/21	200	210
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	3,285	3,448
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	1,725	1,811
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	435	466
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	590
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	429
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,614
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,200	1,300
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,660
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	940
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,143
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	4,081
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,814
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,249
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	398
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,159
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	611
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,746
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,333
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	8,215
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,746
	Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	5,910	5,937
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,808
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,105	1,108
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/20	1,275	1,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.250%	1/1/21	1,015	1,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,200	3,313
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,425	1,475
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	752
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,705	5,912
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,440	1,491
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,035	5,218
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,025	1,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	776
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	525	544
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,095	1,130
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,321
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	1/1/22	1,040	1,061
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	793
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,749
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	750	805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,655	1,780
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	850	911
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,235
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,023
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	806
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	3,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,912
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	848
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,395	2,597
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,866
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	249
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	1,090	1,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,430
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,744
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,204
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	200	233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	928
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,869
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,639
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,761
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	527
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	200	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	845	1,012
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,994
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,000	2,439
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	10,000	12,401
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	250	269
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	11,930
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	655
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	732
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue FR PUT, Municipal Swap Index Yield + 0.420%	0.580%	1/27/22	5,000	4,986
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	5,000	5,799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,800
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/20	500	500
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,970
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	598
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,507
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	1,000	1,003
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,790
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,415	1,419
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	215	215
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	6,360	6,364
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,675	1,680
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	4,240	4,489
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	2,395	2,549
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	2,130	2,248
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	3,500	3,986
[2]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.490%	12/1/21	2,000	1,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	837
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,707
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.150%	8/6/20	800	800
[2]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue FR PUT, 70% of 1M USD LIBOR + 0.380%	0.500%	9/1/21	3,750	3,727
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,631
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,222
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,260
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,934
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	16,775
	Massachusetts State College Building Authority College & University Revenue, ETM	5.000%	5/1/21	5,495	5,692
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,535	9,107
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	8,609
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	4,056
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,055	8,480
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	2,205	2,650
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	1,020	1,304
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	37,450	41,472
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/21	4,120	4,319
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/20	1,250	1,265
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/26	2,650	3,314
[2]	University of Massachusetts Building Authority College & University Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	2/27/21	9,075	9,075
	Waltham MA GO	5.000%	5/1/22	1,295	1,405
	Waltham MA GO	5.000%	5/1/23	1,315	1,488
	Waltham MA GO	5.000%	5/1/24	1,325	1,560
	Waltham MA GO	5.000%	5/1/25	1,245	1,520
	Waltham MA GO	5.000%	5/1/26	1,260	1,588
	Waltham MA GO	5.000%	5/1/27	1,030	1,337
	Worcester MA BAN GO	2.000%	2/16/21	5,750	5,800
					702,389
Michigan (2.6%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,533
	Brighton MI Area School District GO	5.000%	5/1/24	160	186
	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,793
	Brighton MI Area School District GO	5.000%	5/1/26	4,335	5,328
	Brighton MI Area School District GO	5.000%	5/1/27	2,600	3,278
	Byron Center Public Schools GO	5.000%	5/1/23	100	113
	Byron Center Public Schools GO	5.000%	5/1/24	120	141
	Byron Center Public Schools GO	5.000%	5/1/25	100	121
	Byron Center Public Schools GO	5.000%	5/1/26	110	137
	Byron Center Public Schools GO	5.000%	5/1/27	200	256
	Chippewa Valley Schools GO	5.000%	5/1/22	450	488
	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,500
	Chippewa Valley Schools GO	5.000%	5/1/23	575	650
	Coopersville Area Public Schools GO	5.000%	5/1/21	2,325	2,406
	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	2,083
	Detroit City School District GO	5.000%	5/1/23	2,115	2,284
	Detroit City School District GO	5.000%	5/1/25	11,440	12,342
	Detroit City School District GO	5.000%	5/1/26	8,155	8,788
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,332
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	609
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	395	411
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	507
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,392
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,159
[3,5]	Detroit MI City School District GO TOB VRDO	0.510%	8/6/20	3,775	3,775
	Detroit MI GO	5.000%	4/1/21	500	505
[9]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,640
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	5,000	5,232
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	781
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	835
	East Lansing School District GO	5.000%	5/1/22	2,110	2,288
	East Lansing School District GO	4.000%	5/1/23	390	428
	East Lansing School District GO	4.000%	5/1/24	900	1,018
	East Lansing School District GO	4.000%	5/1/26	530	630
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	2,100
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,901
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,037
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,983
	Fremont Public Schools GO	5.000%	5/1/23	430	485
	Fremont Public Schools GO	5.000%	5/1/24	470	552
	Fremont Public Schools GO	5.000%	5/1/25	730	887
	Grand Blanc Community Schools GO	5.000%	11/1/25	780	954
	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	2,051
	Grand Blanc Community Schools GO	5.000%	11/1/27	1,950	2,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,993
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,174
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	2,012
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,500	3,021
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	2,062
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,496
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,889
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,000	3,477
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	4,181
	Holt Public Schools GO	5.000%	5/1/22	275	298
	Holt Public Schools GO	5.000%	5/1/23	460	519
	Holt Public Schools GO	5.000%	5/1/24	425	498
	Holt Public Schools GO	5.000%	5/1/25	710	861
	Holt Public Schools GO	5.000%	5/1/26	900	1,122
	Hudsonville Public Schools GO	5.000%	5/1/22	260	281
	Hudsonville Public Schools GO	5.000%	5/1/23	300	339
	Hudsonville Public Schools GO	5.000%	5/1/25	340	414
	Hudsonville Public Schools GO	5.000%	5/1/27	1,000	1,291
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	500	516
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	565	606
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	635	706
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	550	633
	Kalamazoo Public Schools GO	4.000%	5/1/26	655	781
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	771
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	286
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	590
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	3,120	3,172
	Lake Orion Community School District GO	5.000%	5/1/24	525	617
	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,708
	Lake Orion Community School District GO	5.000%	5/1/26	1,000	1,254
	L'Anse Creuse Public Schools GO	5.000%	5/1/21	250	259
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	371
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	388
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	445
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	462
	Lansing School District GO	4.000%	5/1/21	375	385
	Lansing School District GO	4.000%	5/1/22	340	362
	Lansing School District GO	5.000%	5/1/23	435	492
	Lansing School District GO	5.000%	5/1/24	350	411
	Lansing School District GO	5.000%	5/1/25	435	529
	Lansing School District GO	5.000%	5/1/26	425	532
[3]	Lincoln Consolidated School District GO	5.000%	5/1/21	1,000	1,034
[3]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Livonia Public Schools GO	5.000%	5/1/21	2,000	2,069
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,775
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,296
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,340	1,678
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/21	710	741
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,538
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,469
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	530	620
	Michigan Appropriations Revenue GAN	5.000%	3/15/21	4,045	4,157
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,445
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,170	26,589
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,875	7,258
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	120
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	264
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	574
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/20	1,250	1,250
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	2,500	2,522
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	9,305	9,442
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	600	619
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,105	1,143
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	3,580	3,731
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,600	1,684
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,875	1,970
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	5,000	5,300
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,850	1,961
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	622
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	945	1,015
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,000	1,075
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,717
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	3,193
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,373
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	6,354
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,981
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,413
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,401
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,315
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	603
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,545
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,475
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	5,164
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	729
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	2,154
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,485
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,933
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,757
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, 68% of 1M USD LIBOR + 0.400%	0.513%	10/15/21	14,895	14,779
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.640%	2/1/22	2,500	2,496
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.660%	8/9/21	4,000	4,000
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,500	3,721
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	20,106
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	21,415
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	17,715	20,419
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue Trinity Health Corp. FR PUT, 67% of 1M USD LIBOR + 0.540%	0.652%	12/1/20	10,000	9,995
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	1,020	1,085
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/21	1,275	1,285
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	525	554
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,420
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	8,370	8,610
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	12,685	13,598
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	746
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	9,000	10,058
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	798
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	977
	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,265
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	10,000	10,434
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	3,000	3,129
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,180
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	16,260	16,966
[9]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	2,500	2,607
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	1,000	1,043
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,636
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	788
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,552
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/25	2,000	2,426
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/26	4,000	4,996
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/20	2,250	2,272
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/26	1,000	1,249
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/21	6,280	6,492
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,060
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,099
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,590
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	2,094
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	5,218
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,871
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,964
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	4,285
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.900%	4/1/21	11,435	11,540
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	17,429
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	12,907
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,491
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,325	1,326
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	6,340	6,802
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	9,000	9,705

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	19,130	21,512
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	12,500	13,959
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.140%	8/5/20	13,945	13,945
Michigan State University College & University Revenue	5.000%	2/15/21	2,000	2,050
Michigan State University College & University Revenue	4.000%	2/15/24	1,030	1,158
Michigan State University College & University Revenue	5.000%	2/15/24	330	383
Michigan State University College & University Revenue	5.000%	8/15/24	445	525
Michigan State University College & University Revenue	5.000%	2/15/25	1,000	1,200
Michigan State University College & University Revenue	5.000%	2/15/25	430	516
Michigan State University College & University Revenue	5.000%	8/15/25	500	609
Michigan State University College & University Revenue	5.000%	2/15/26	3,000	3,710
Michigan State University College & University Revenue	5.000%	2/15/26	450	557
Michigan State University College & University Revenue	5.000%	8/15/26	500	627
Michigan State University College & University Revenue	5.000%	8/15/27	200	257
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/21	615	631
Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	14,990	15,073
Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	2,000	2,011
Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/22	1,460	1,544
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,585
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	861
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	1,000	1,189
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	184
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	252
Milan Area Schools GO	5.000%	5/1/22	500	540
Milan Area Schools GO	5.000%	5/1/23	585	657
Milan Area Schools GO	5.000%	5/1/25	1,575	1,898
Milan Area Schools GO	5.000%	5/1/26	2,010	2,494
Northern Michigan University College & University Revenue	5.000%	12/1/23	645	735
Northern Michigan University College & University Revenue	5.000%	12/1/24	775	912
Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,715
Northview Public Schools GO	5.000%	11/1/27	1,035	1,335
Northville Public Schools GO	4.000%	5/1/22	240	256
Northville Public Schools GO	4.000%	5/1/23	350	384
Northville Public Schools GO	5.000%	5/1/24	300	353
Northville Public Schools GO	5.000%	5/1/25	350	426
Northville Public Schools GO	5.000%	5/1/26	400	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland University College & University Revenue	5.000%	3/1/21	1,000	1,027
	Oakland University College & University Revenue	5.000%	3/1/22	1,285	1,380
	Oakland University College & University Revenue	5.000%	3/1/23	495	546
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,595
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,984
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	3,020
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	7,133
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,715
	Portage Public Schools GO	5.000%	11/1/20	750	759
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,940
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,615
	Rochester Community School District GO	5.000%	5/1/21	4,100	4,243
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,789
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,381
	Romeo Community School District GO	5.000%	5/1/23	1,000	1,126
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,580	1,585
	Royal Oak School District GO	5.000%	5/1/21	715	741
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	224
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	492
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	865
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,221
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,252
	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,100	1,115
	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	820
	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/24	1,000	1,175
	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	1,063
	University of Michigan College & University Revenue	5.000%	4/1/21	1,065	1,099
[2]	University of Michigan College & University Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.360%	4/1/22	10,985	10,960
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	11,098
	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,392
[1]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,316
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,350	4,181
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	5,580
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/20	360	366
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/20	3,490	3,543

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	744
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	4,900	5,205
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	566
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,457
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,578
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	845	962
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	3,039
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	588
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	2,550	3,006
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	1,055	1,244
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,293
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	910
Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,876
Wayne-Westland Community Schools GO	4.000%	11/1/21	785	821
Wayne-Westland Community Schools GO	5.000%	11/1/22	290	320
Western Michigan University College & University Revenue	5.000%	11/15/21	1,055	1,111
Woodhaven-Brownstown School District GO	5.000%	5/1/21	1,710	1,769
Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,870
Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,822
				797,397
Minnesota (1.0%)
Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	569
Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	459
Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	444
Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	487
Hennepin County MN GO VRDO	0.150%	8/6/20	9,400	9,400
Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,710
Hennepin County Regional Railroad Authority GO	5.000%	12/1/26	2,580	3,312
Hennepin County Regional Railroad Authority GO	5.000%	12/1/26	1,300	1,669
Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	561
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,221
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,409
Metropolitan Council GO	5.000%	3/1/24	2,250	2,637
Metropolitan Council GO	5.000%	3/1/25	6,200	7,542
Metropolitan Council GO	5.000%	3/1/25	2,250	2,737
Metropolitan Council GO	5.000%	9/1/25	6,370	6,987

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis MN GO	5.000%	12/1/20	4,065	4,130
Minneapolis MN GO	5.000%	12/1/21	2,485	2,646
Minneapolis MN GO	4.000%	12/1/22	1,150	1,253
Minneapolis MN GO	4.000%	12/1/24	1,640	1,907
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	550	577
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	218
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	675	683
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	600	633
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	726
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,747
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	971
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,241
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	4,044
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,374
Minneapolis Special School District No. 1 COP	5.000%	2/1/21	7,225	7,395
Minneapolis Special School District No. 1 GO	5.000%	2/1/24	2,370	2,759
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/21	125	127
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/21	350	356
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/21	2,820	2,870
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,090	1,156
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	250	265
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	6,038
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	337
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	8,553
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	1,065	1,215
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	258
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,179
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,245	1,510
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,235	1,533
Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	3,082

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO	5.000%	8/1/21	500	524
Minnesota GO	5.000%	8/1/23	1,025	1,176
Minnesota GO	5.000%	8/1/23	5,295	6,073
Minnesota GO	5.000%	8/1/23	6,565	6,580
Minnesota GO	5.000%	10/1/23	8,250	8,717
Minnesota GO	5.000%	8/1/24	3,290	3,925
Minnesota GO	5.000%	8/1/24	2,620	3,126
Minnesota GO	5.000%	8/1/24	19,660	23,454
Minnesota GO	5.000%	8/1/24	10,300	12,288
Minnesota GO	4.000%	10/1/24	14,225	15,924
Minnesota GO	5.000%	8/1/25	14,710	18,171
Minnesota GO	5.000%	8/1/25	10,255	12,668
Minnesota GO	5.000%	8/1/25	1,995	2,464
Minnesota GO	5.000%	8/1/26	4,345	5,162
Minnesota GO	5.000%	8/1/26	1,000	1,272
Minnesota GO	5.000%	8/1/26	1,970	2,506
Minnesota GO	4.000%	10/1/31	600	622
Minnesota GO, Prere.	5.000%	8/1/20	260	260
Minnesota GO, Prere.	5.000%	8/1/21	100	100
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/21	425	432
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/22	495	514
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	279
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	297
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	365
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,360	4,724
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	5,060	5,545
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	10,160	11,456
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	5,000	5,583
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/21	2,500	2,548
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	587	626
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,279
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,838
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,340	1,344
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,195	1,247
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,714
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	3,184
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	470	474
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	520	546

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	365	398
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	883
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	926
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	802
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	2,169
University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,756
University of Minnesota College & University Revenue	5.000%	4/1/24	1,145	1,340
University of Minnesota College & University Revenue	5.000%	9/1/24	1,740	2,069
University of Minnesota College & University Revenue	5.000%	10/1/24	1,880	2,242
University of Minnesota College & University Revenue	5.000%	4/1/25	1,210	1,468
University of Minnesota College & University Revenue	5.000%	10/1/25	2,085	2,571
University of Minnesota College & University Revenue	5.000%	4/1/26	1,355	1,692
University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	4,118
Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,857
Western Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/21	1,250	1,275
				297,500
Mississippi (0.6%)
DeSoto County MS GO	5.000%	11/1/22	1,035	1,141
DeSoto County MS GO	5.000%	11/1/23	645	740
DeSoto County MS GO	5.000%	11/1/24	685	815
DeSoto County MS GO	5.000%	11/1/25	1,435	1,763
DeSoto County MS GO	5.000%	11/1/26	1,510	1,904
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,165	1,196
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,124
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,686
Harrison County School District GO	4.000%	6/1/24	1,250	1,422
Harrison County School District GO	4.000%	6/1/25	2,175	2,535
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	8/3/20	57,295	57,295
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	8/3/20	5,000	5,000
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.140%	8/3/20	50	50
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.170%	8/5/20	18,295	18,295
Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/23	2,040	2,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/24	4,190	4,840
	Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/25	5,850	6,989
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/22	1,710	1,840
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,065	1,312
[2]	Mississippi FR GO PUT, 67% of 1M USD LIBOR + 0.330%	0.445%	9/1/20	9,095	9,094
	Mississippi GO	5.000%	11/1/23	18,500	20,476
	Mississippi GO	5.000%	11/1/25	5,000	5,534
	Mississippi Home Corp. Local or Guaranteed Housing Revenue, Prere.	2.400%	8/1/20	2,500	2,550
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,340	4,503
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	553
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,818
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	813
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	717
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	850
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/22	550	582
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/24	430	489
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/26	1,515	1,816
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,637
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,750	8,209
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/21	1,170	1,228
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,765
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,184
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,120	1,301
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,283
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,787
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	241
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	682
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/24	500	592
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,335	7,756
[3]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/23	275	304
[3]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/24	400	459
[3]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	623
					199,913
Missouri (0.5%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,442
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,655
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	356
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	765
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,385
	Brentwood MO COP	4.000%	10/1/24	225	258
	Brentwood MO COP	4.000%	10/1/25	210	246
	Brentwood MO COP	4.000%	10/1/26	215	253
	Brentwood MO COP	4.000%	10/1/27	270	316
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	600	628
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	844
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,797
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,915
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,626
	Franklin County MO COP	3.000%	4/1/21	335	341
	Franklin County MO COP	3.000%	11/1/21	200	206
	Franklin County MO COP	3.000%	4/1/22	450	469
	Franklin County MO COP	3.000%	11/1/22	205	217
	Franklin County MO COP	3.000%	4/1/23	925	988
	Franklin County MO COP	3.000%	11/1/23	430	466
	Franklin County MO COP	3.000%	4/1/24	475	518
	Franklin County MO COP	3.000%	11/1/24	440	486
	Franklin County MO COP	4.000%	4/1/25	990	1,146
	Franklin County MO COP	4.000%	11/1/25	455	534
	Franklin County MO COP	4.000%	4/1/26	1,035	1,222
	Franklin County MO COP	4.000%	11/1/26	475	568
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,400	2,606
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,380
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,350	2,671
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,500	1,594
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,567
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,275	1,295
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,090
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,328
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Projects)	5.000%	10/1/21	1,300	1,368
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Projects)	5.000%	10/1/21	1,305	1,374
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Projects)	5.000%	10/1/22	1,330	1,455
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Projects)	5.000%	10/1/22	1,410	1,543
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/20	1,075	1,075
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,774
[5]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	605	599
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,255	1,534
	Missouri Development Finance Board Appropriations Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,312
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,435
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	400	405
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,440	1,496
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,728
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,275
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	812
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,255
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,168
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,771
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,384
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	679
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,600	19,271
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/21	6,285	6,407
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/22	4,375	4,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,167
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,226
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,179
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/20	1,075	1,092
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/21	1,400	1,455
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/21	1,860	1,976
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,255	3,536
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,925
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,100	1,162
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,999
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,932
	Springfield School District No. R-12 GO	3.000%	3/1/21	1,375	1,398
	Springfield School District No. R-12 GO	3.000%	3/1/23	615	659
	Springfield School District No. R-12 GO	3.000%	3/1/24	625	686
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	300	298
[3]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/21	1,535	1,630
[3]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,116
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	269
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,708
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,821
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,988
	University of Missouri College & University Revenue, ETM	5.000%	11/1/20	2,020	2,044
					146,835
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	26,194
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	555
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	596
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	625
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	817
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,161
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	636
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	908
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	456
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,290	1,318
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,435	1,526
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	215
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	692
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,291
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	370
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,453
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	450
					41,953
Multiple States (0.8%)
[2,5,6,11]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.370%	8/8/20	5,500	5,500
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.920%	8/3/20	29,150	29,150
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.920%	8/3/20	44,000	44,000
[5,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.210%	8/6/20	139,000	139,000
[5,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	8/6/20	35,500	35,500
					253,150
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,073
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,447
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,592
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,380	3,830
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	90,290	103,614
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	148
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	117
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	982
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,303
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,400	1,414

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,092
Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	7,189
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/20	600	605
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/43	425	429
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,975	2,092
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	4,770	5,048
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,157
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/21	2,250	2,295
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/21	4,660	4,752
Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/21	3,200	3,341
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,483
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	2,030
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	4,167
Omaha NE GO	5.000%	1/15/25	375	453
Omaha NE GO	5.000%	1/15/26	500	625
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/21	1,500	1,528
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/22	4,890	5,206
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	3,020
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	6,357
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,000	1,197
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,535	1,560
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,048
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,832
University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,335	1,393
University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,526
				188,945
Nevada (1.2%)
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,165	1,169
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	853
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	862
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,865	1,940
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	8,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,353
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	4,087
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,346
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,635	1,905
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,615
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,675	3,224
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,560	11,837
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	26,690	33,046
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,535
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,872
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,215
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,155	1,390
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,384
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	3,000	3,123
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	375	390
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,322
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,075	1,167
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,560	25,456
	Clark County School District GO	5.000%	6/15/21	7,110	7,384
[3]	Clark County School District GO	5.000%	6/15/21	3,390	3,521
	Clark County School District GO	5.000%	6/15/21	1,120	1,163
	Clark County School District GO	5.000%	6/15/21	4,515	4,689
[3]	Clark County School District GO	3.000%	6/15/22	375	392
[3]	Clark County School District GO	5.000%	6/15/22	3,555	3,849
	Clark County School District GO	5.000%	6/15/22	555	601
	Clark County School District GO	5.000%	6/15/22	5,530	5,988
	Clark County School District GO	5.000%	6/15/22	1,255	1,359
[3]	Clark County School District GO	3.000%	6/15/23	365	390
	Clark County School District GO	5.000%	6/15/23	7,835	8,790
[3]	Clark County School District GO	5.000%	6/15/23	3,735	4,202
[3]	Clark County School District GO	5.000%	6/15/23	3,695	4,157
	Clark County School District GO	5.000%	6/15/23	5,820	6,530
	Clark County School District GO	5.000%	6/15/23	1,760	1,936
[3]	Clark County School District GO	3.000%	6/15/24	350	382
[3]	Clark County School District GO	4.000%	6/15/24	3,625	4,016
	Clark County School District GO	5.000%	6/15/24	3,505	4,066
	Clark County School District GO	5.000%	6/15/24	8,230	9,548
[3]	Clark County School District GO	5.000%	6/15/24	7,840	9,145
[3]	Clark County School District GO	5.000%	6/15/24	3,880	4,526
	Clark County School District GO	5.000%	6/15/24	2,280	2,645
[3]	Clark County School District GO	3.000%	6/15/25	415	460
	Clark County School District GO	5.000%	6/15/25	3,890	4,645
	Clark County School District GO	5.000%	6/15/25	8,640	10,316
[3]	Clark County School District GO	5.000%	6/15/25	8,235	9,920
[3]	Clark County School District GO	5.000%	6/15/25	8,145	9,811
	Clark County School District GO	5.000%	6/15/25	1,675	2,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County School District GO	5.000%	6/15/26	6,850	8,267
	Clark County School District GO	5.000%	6/15/26	9,075	11,095
[3]	Clark County School District GO	5.000%	6/15/26	8,545	10,529
[3]	Clark County School District GO	5.000%	6/15/26	8,555	10,541
[3]	Clark County School District GO	5.000%	6/15/26	760	937
	Clark County School District GO	5.000%	6/15/26	100	122
[3]	Clark County School District GO	5.000%	6/15/27	1,220	1,537
[3]	Clark County School District GO	5.000%	6/15/27	1,360	1,714
	Clark County School District GO	5.000%	6/15/27	1,115	1,393
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,488
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	1,000	1,043
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,660
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	264
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,484
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	897
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	837
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	697
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	683
[5,6]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.190%	8/6/20	5,000	5,000
	Las Vegas NV GO	5.000%	6/1/24	780	904
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	272
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	653
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,180	1,340
	Las Vegas Valley Water District GO	5.000%	6/1/24	1,500	1,772
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,445	2,991
	Nevada GO	5.000%	8/1/25	2,315	2,851
	Nevada GO	5.000%	8/1/26	2,315	2,936
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	2,680	3,166
	North Las Vegas NV	3.500%	6/1/21	120	121
	North Las Vegas NV	3.500%	6/1/22	155	156
	North Las Vegas NV	3.500%	6/1/23	125	126
	North Las Vegas NV	3.500%	6/1/24	125	126
	North Las Vegas NV	3.750%	6/1/25	150	152
	North Las Vegas NV	3.750%	6/1/26	185	187
[3]	North Las Vegas NV GO	5.000%	6/1/24	2,810	3,267
[3]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,542
[3]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,800
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	598
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	614
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	881
	Reno NV Sales Tax Revenue	5.000%	6/1/21	500	514
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/21	320	332
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	358
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	497
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	392
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	281
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	9,500	9,836
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	349
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	421
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	1,071
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	350	445
					356,361
New Hampshire (0.1%)
	Manchester NH General Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	6,820	7,260
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,777
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/24	1,015	1,147
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,250	1,309
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	612
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,205
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	1,005
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	451
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,578
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,885
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,220
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	2,063
					28,512
New Jersey (4.7%)
	Atlantic City NJ GO	5.000%	11/1/20	4,025	4,019
	Atlantic City NJ GO	5.000%	12/1/20	7,260	7,250
[1]	Atlantic City NJ GO	5.000%	3/1/21	300	308
	Atlantic City NJ GO	5.000%	11/1/21	3,020	3,018
	Atlantic City NJ GO	5.000%	12/1/21	2,405	2,404
[1]	Atlantic City NJ GO	5.000%	3/1/23	500	555
[3]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,387
	Atlantic City NJ GO	5.000%	12/1/23	370	368
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	345
[3]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,496
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	951
[3]	Atlantic City NJ GO	5.000%	3/1/25	750	892
[3]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,364
[1]	Atlantic County NJ GO	3.000%	10/1/22	810	858
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,859
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,435
[7]	Bridgewater Township NJ BAN GO	2.000%	8/4/21	9,560	9,711
	Burlington County CO Bridge Commission Lease (Non-Terminable) Revenue	3.500%	4/15/21	3,085	3,127
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,226
[1]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/27	2,600	3,300
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/21	2,460	2,508
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/22	2,295	2,424
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	4,135
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,219
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/28	1,055	1,167
	Camden County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	1/15/25	550	662
	Camden County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	1/15/26	1,000	1,240
	Camden County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	1/15/27	500	636
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,741	5,824
[7]	East Hanover Township NJ BAN GO	1.500%	8/13/21	7,000	7,070
[3]	East Orange NJ GO	4.000%	9/15/26	525	629
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/20	1,475	1,484
[1]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,178
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/21	2,800	2,904
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,320
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,481
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	2,240
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	1,410	1,769
[5]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	6,975	6,975
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,260	4,304
	Morris County Improvement Authority Miscellaneous Revenue	4.000%	5/1/21	2,000	2,058
	Morris County NJ GO	3.000%	2/1/25	1,495	1,662
	Morris County NJ GO	3.000%	2/1/26	3,405	3,842
	Morris County NJ GO	3.000%	2/1/27	3,160	3,604
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	160	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Casino Reinvestment Development Authority Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	3,022
	New Jersey Casino Reinvestment Development Authority Miscellaneous Taxes Revenue	5.000%	11/1/23	535	569
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/20	2,095	2,102
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/20	9,670	9,826
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,405	5,597
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	150	154
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	830	879
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	65,370	69,833
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,264
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,683
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,625
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/22	1,580	1,613
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/22	4,990	5,102
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	7,750	8,553
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	7,057
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	17,657
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,776
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/23	6,545	6,693
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	190	207
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,630	1,843
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,870
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,545	1,764
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	11,235	12,179
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	393
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	18,092
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,440	1,554
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,300	5,840
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	15,783
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	18,219
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	3,555	3,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,318
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	13,480	13,877
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/21	1,850	1,894
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,104
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	3,114
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,155	1,327
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,308
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,326
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,460	2,473
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/21	2,000	2,071
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	1,000	1,051
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	765	830
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,414
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,524
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,886
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	580	641
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	213
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,331
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	9,467
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	495
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,134
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,918
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	1,125	1,183
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	1,275	1,337
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	219
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	513
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,690	5,304
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,495
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	440	454
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	500	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	730	795
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,125	3,577
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,955	4,489
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,000	1,135
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,996
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,483
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	2,131
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,420
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,685
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	3,053
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,254
[5]	New Jersey GO TRAN	4.000%	9/25/20	300,000	300,141
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/20	700	703
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/21	1,250	1,285
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/22	1,500	1,615
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/24	3,380	3,852
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/27	2,500	2,946
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	2,130	2,190
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,120	2,211
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,540	2,633
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,032
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	220	228
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,040
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,041
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	325	332
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	324
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,370
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,626
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,298
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,067
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	268
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,832
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,710	2,924
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,464
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	346
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,195
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,884
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,900	2,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	297
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,272
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,375	1,632
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,801
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,916
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,555	1,835
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	5,329
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,107
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,430	1,768
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	65	75
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	18,009
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	14,283
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	7/1/21	3,550	3,687
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,781
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	3,189
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,892
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	4,257
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	12,920	12,861
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,425	2,449
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,723
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,154
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	18,260	20,608
[7]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	7,500	8,336
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Garden Spires Project)	2.020%	8/1/21	5,555	5,555
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Georgia King Village Project) PUT	2.450%	10/1/20	3,750	3,761
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,648
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	2,900	2,929
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/20	625	627
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,097
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,489
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	6,150
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,560	13,148
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,684
	New Jersey Transit Corp. Appropriations Revenue GAN	5.000%	9/15/20	22,550	22,662
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	5,000	5,085
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	5,800	5,898
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	9,075	9,363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	970	1,028
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,969
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	4,108
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,986
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,241
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	11,679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,270	9,124
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,877
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	272
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,614
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	6,980	7,912
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	6,147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,655	5,333
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,810	1,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	16,334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	8,345	9,736
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	615	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,060	8,644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	15,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	8,270	9,706
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,150	8,355
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	12,550	12,996
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	1,295	1,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	3,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,213
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	190	209
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) FR PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.360%	12/15/21	27,500	27,491
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,516
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,845	8,311
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,657
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,243
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	24,227
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,924
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	770
[12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	795	698
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,060	5,985
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,060	1,280
[2]	New Jersey Turnpike Authority Highway Revenue FR PUT, 70% of 1M USD LIBOR + 0.460%	0.580%	1/1/21	22,065	22,055
[2]	New Jersey Turnpike Authority Highway Revenue FR, 70% of 1M USD LIBOR + 0.340%, ETM	0.460%	1/1/21	2,500	2,498
[2]	New Jersey Turnpike Authority Highway Revenue FR, 70% of 1M USD LIBOR + 0.480%	0.600%	1/1/22	3,495	3,485
[2]	New Jersey Turnpike Authority Highway Revenue FR, 70% of 1M USD LIBOR + 0.480%	0.600%	1/1/22	4,530	4,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.360%	8/6/20	6,665	6,665
[5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.360%	8/6/20	12,000	12,000
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/21	1,000	1,020
[3,5]	New Jersey Turnpike Authority Revenue TOB VRDO	0.260%	8/6/20	3,250	3,250
[9]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,644
	Ocean City NJ GO	4.000%	9/15/26	2,805	3,368
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,658
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/20	2,145	2,168
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/20	805	814
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	850	897
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,587
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	962
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	1,034
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	4,500	4,827
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	568
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	3,400	3,639
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	639
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	2,000	2,135
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	200	225
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,348
	Sparta Township Board of Education GO	5.000%	2/15/21	1,030	1,056
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,650	3,784
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,780
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,394
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,010	9,302
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	13,330
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,545	13,841
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,911
[3]	Trenton NJ GO	4.000%	7/15/22	2,080	2,225
[3]	Trenton NJ GO	4.000%	7/15/23	1,555	1,716
[3]	Trenton NJ GO	5.000%	8/1/23	705	800
[3]	Trenton NJ GO	5.000%	8/1/24	695	818
[3]	Trenton NJ GO	5.000%	8/1/25	1,650	1,998
	Union County NJ GO	5.000%	2/15/21	5,615	5,761
	Union County NJ GO	5.000%	2/15/22	6,275	6,743
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,328
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,607
					1,465,041
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/20	1,800	1,800
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/20	6,695	6,695
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	4,082
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	45,497
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	4,000	4,724
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	11,251
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/23	110	125
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/24	1,845	2,179
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	1,475	1,805
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,110	1,357
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/26	3,385	4,270
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/26	1,755	2,214
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/27	2,715	3,522
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	14,694
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,640	1,714
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,615	11,318
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	61,225	72,672
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,310
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	286
					191,515
New York (14.3%)
[7]	Albany County NY GO	5.000%	11/1/22	965	1,069
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/21	500	524
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,087
[3]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,165
	Beacon NY BAN GO	1.750%	6/30/21	8,000	8,091
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	525
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	600	641
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/21	1,400	1,428
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,385
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	3,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,321
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,325
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,250	4,793
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,641
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,265	1,272
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	365	377
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,355	1,390
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,105	2,383
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	450	518
[10]	Buffalo NY GO	3.500%	4/1/23	500	508
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/21	1,000	1,030
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	969
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	10,000	10,142
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	1,038
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,162
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	425	436
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	465	490
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	541
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	685	758
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	344
	East Islip Union Free School District BAN GO	2.000%	7/1/21	10,000	10,145
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	430	443
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	250	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	282
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,567
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	300
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	325
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,803
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	349
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	373
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	397
	Ithaca New York City NY School District BAN GO	1.750%	7/16/21	10,000	10,126
	Liverpool Central School District BAN GO	2.000%	6/25/21	15,000	15,170
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/20	1,295	1,299
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	1,295	1,357
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	1,000	1,048
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	750	820
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	2,065	2,258
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/23	1,020	1,159
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/24	750	882
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	12,642
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,205
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	488
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	45,000	45,155
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/20	4,600	4,652
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	425	506
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	200	231
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	220	272
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	84,490	88,723
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	6/1/22	3,790	3,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	412
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,110	3,355
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,215
[3,5,6]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.200%	8/3/20	15,100	15,100
[5,6]	Metropolitan Transportation Authority NY Transit Revenue TOB VRDO	0.230%	8/7/20	4,000	4,000
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	5,000	5,035
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	1,560	1,572
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	1,375	1,386
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	500	506
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	555	572
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	310	320
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	600	619
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	145	150
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,758
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,305
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	855	900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	35,310	37,934
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,000	1,074
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	645
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	3,745	3,943
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	558
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	615	673
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	35,036
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	920	1,007
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,847
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,360	2,483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,680	2,987
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	25,035	27,901
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	15,285	16,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,930	6,676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,160	2,264
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,250	1,430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,025	4,201
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	9/1/20	43,520	43,571
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/20	4,825	4,834
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	2,075	2,114
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	36,425	37,117
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	60,800	62,374
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	4,000	4,074
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	95,200	99,078
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	116,905	122,743
[2]	Metropolitan Transportation Authority Transit Revenue FR PUT, 67% of 1M USD LIBOR + 0.650%	0.765%	7/1/21	38,310	37,486
[2]	Metropolitan Transportation Authority Transit Revenue FR PUT, 67% of 1M USD LIBOR + 0.650%	0.765%	7/1/21	4,415	4,320
[2,3]	Metropolitan Transportation Authority Transit Revenue FR PUT, 69% of 1M USD LIBOR + 0.300%	0.418%	4/1/21	38,375	37,895
[2,3]	Metropolitan Transportation Authority Transit Revenue FR PUT, 69% of 1M USD LIBOR + 0.680%	0.798%	4/6/21	350	346
[2]	Metropolitan Transportation Authority Transit Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	11/15/22	11,250	10,637
[2]	Metropolitan Transportation Authority Transit Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.660%	3/1/22	14,750	14,208
	Metropolitan Transportation Authority Transit Revenue PUT	4.000%	11/15/20	11,000	11,005
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/20	50,050	50,246
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	42,760	44,997
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	22,020	23,853
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	21,872
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	14,975	16,377
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	0.170%	8/6/20	14,200	14,200
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	0.170%	8/6/20	10,000	10,000
	Metropolitan Transportation Authority Transit Revenue, ETM	5.000%	11/15/20	1,025	1,039
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	620
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	636
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,663
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	2,057
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	880
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	489
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	745	778
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,409
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	524
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,106
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,234
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,251
[7]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	550
[7]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	500	628
[7]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	514
[7]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	1,054
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,865	1,930
	Nassau County NY GO	5.000%	4/1/21	11,075	11,413
	Nassau County NY GO	5.000%	1/1/22	9,745	10,378
[3]	Nassau County NY GO	5.000%	7/1/25	1,860	2,249
[3]	Nassau County NY GO	5.000%	7/1/26	1,000	1,243
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,075	3,150
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,900	1,907
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	12,625	12,664
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	8,350	8,361
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,428
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	7,750	7,754
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	14,125	14,314
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,786
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,750	44,826
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,666
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	14,008
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	6,250	6,303
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	25,000	25,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	72,400	72,400
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,616
[5,6]	New York City NY GO TOB VRDO	0.190%	8/3/20	31,135	31,135
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,055	1,252
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	1,520	1,589
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	5,009
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	515	630
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	3,090	3,126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	9,015	9,556
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	7,990	8,469
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,686
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	1,200	1,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	6,620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	1,640	1,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	860
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,432
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/3/20	4,535	4,535
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/3/20	5,850	5,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.150%	8/3/20	33,300	33,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.170%	8/3/20	19,300	19,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.180%	8/3/20	16,700	16,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.180%	8/3/20	12,750	12,750
[6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/5/20	19,450	19,450
[6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.160%	8/6/20	29,610	29,610
	New York City Transitional Finance Authority Future Tax Secured Miscellaneous Taxes Revenue VRDO	0.150%	8/3/20	5,460	5,460
[5,6]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.190%	8/3/20	25,100	25,100
[5,6]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.190%	8/3/20	12,030	12,030
	New York City Water & Sewer System Sewer Revenue VRDO	0.150%	8/3/20	11,555	11,555
	New York City Water & Sewer System Water Revenue	5.000%	6/15/24	3,305	3,920
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20,050	24,093
	New York City Water & Sewer System Water Revenue VRDO	0.140%	8/3/20	25,595	25,595
	New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	22,975	22,975
	New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	9,175	9,175
	New York City Water & Sewer System Water Revenue VRDO	0.180%	8/3/20	4,675	4,675
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/21	2,025	2,122
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,813
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	140	158
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,040	1,173
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	986
	New York Dormitory Authority College & University Revenue	4.000%	5/1/22	770	804
[5]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.240%	8/6/20	13,330	13,330
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.750%	11/15/51	5,000	5,248
[5]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.260%	8/6/20	27,435	27,435
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	3,260	3,527
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	275	282
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	10,490	11,224
	New York NY GO	5.000%	8/1/20	20,000	20,000
	New York NY GO	5.000%	8/1/20	4,500	4,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/20	15,475	15,475
New York NY GO	5.000%	10/1/20	4,375	4,408
New York NY GO	5.000%	8/1/21	12,195	12,777
New York NY GO	5.000%	8/1/21	17,280	18,105
New York NY GO	5.000%	8/1/21	10,000	10,477
New York NY GO	5.000%	8/1/21	2,040	2,137
New York NY GO	5.000%	8/1/21	4,000	4,191
New York NY GO	5.000%	8/1/21	6,240	6,538
New York NY GO	5.000%	8/1/21	5,890	6,171
New York NY GO	5.000%	8/1/21	23,000	24,098
New York NY GO	5.000%	8/1/21	11,990	12,562
New York NY GO	5.000%	8/1/21	9,150	9,587
New York NY GO	5.000%	8/1/22	14,715	16,109
New York NY GO	5.000%	8/1/22	7,685	8,413
New York NY GO	5.000%	8/1/22	1,510	1,653
New York NY GO	5.000%	8/1/22	41,005	44,889
New York NY GO	5.000%	8/1/22	4,050	4,434
New York NY GO	5.000%	8/1/22	12,980	14,210
New York NY GO	5.000%	8/1/22	6,165	6,749
New York NY GO	5.000%	8/1/22	5,085	5,567
New York NY GO	5.000%	8/1/22	23,580	25,814
New York NY GO	5.000%	8/1/23	975	1,091
New York NY GO	5.000%	8/1/23	2,455	2,802
New York NY GO	5.000%	8/1/23	10,030	11,448
New York NY GO	5.000%	8/1/23	20,105	22,947
New York NY GO	5.000%	8/1/23	14,930	17,041
New York NY GO	5.000%	8/1/23	31,445	35,891
New York NY GO	5.000%	8/1/23	21,030	24,003
New York NY GO	5.000%	8/1/23	1,000	1,141
New York NY GO	5.000%	8/1/23	890	1,016
New York NY GO	5.000%	12/1/23	1,000	1,157
New York NY GO	5.000%	8/1/24	250	296
New York NY GO	5.000%	8/1/24	5,565	6,600
New York NY GO	5.000%	8/1/24	3,565	4,228
New York NY GO	5.000%	8/1/24	6,330	7,507
New York NY GO	5.000%	8/1/24	32,670	38,744
New York NY GO	5.000%	8/1/24	1,215	1,441
New York NY GO	5.000%	8/1/24	3,335	3,955
New York NY GO	5.000%	8/1/24	200	237
New York NY GO	5.000%	8/1/24	44,605	52,898
New York NY GO	5.000%	8/1/25	22,880	28,059
New York NY GO	5.000%	8/1/25	49,430	60,619
New York NY GO	5.000%	8/1/25	2,300	2,821
New York NY GO	5.000%	8/1/25	1,755	2,000
New York NY GO	5.000%	8/1/25	4,010	4,569
New York NY GO	5.000%	8/1/25	3,320	4,072
New York NY GO	5.000%	8/1/26	9,610	10,488
New York NY GO	5.000%	8/1/26	2,495	3,149
New York NY GO	5.000%	8/1/26	4,075	5,143
New York NY GO	5.000%	8/1/26	4,810	5,249
New York NY GO	5.000%	8/1/26	100	107
New York NY GO	5.000%	8/1/26	100	122
New York NY GO	5.000%	8/1/26	1,000	1,262
New York NY GO	5.000%	8/1/26	3,000	3,786
New York NY GO	5.000%	8/1/26	28,000	35,340
New York NY GO	5.000%	8/1/26	1,400	1,767
New York NY GO	5.000%	8/1/27	5,770	6,161
New York NY GO	5.000%	8/1/27	9,990	10,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/27	30,000	38,883
	New York NY GO	5.000%	8/1/28	1,000	1,135
	New York NY GO	5.000%	8/1/31	1,000	1,087
[6]	New York NY GO	0.160%	8/1/34	22,310	22,310
	New York NY GO PUT	5.000%	2/1/24	30,000	33,899
[5]	New York NY GO TOB VRDO	0.190%	8/6/20	6,665	6,665
	New York NY GO VRDO	0.140%	8/3/20	11,335	11,335
	New York NY GO VRDO	0.140%	8/3/20	16,765	16,765
	New York NY GO VRDO	0.180%	8/3/20	16,550	16,550
	New York NY GO VRDO	0.410%	8/3/20	21,000	21,000
[6]	New York NY GO VRDO	0.140%	8/6/20	43,525	43,525
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	9,296
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	7,527
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	2,265	2,350
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	245	255
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	479
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,412
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,170	2,472
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	283
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,942
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	794
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,370
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	2,000	2,450
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	3,059
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	10,355	13,149
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	2,840	3,059
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/21	1,060	1,100
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	500	539
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,264
[6]	New York State Dormitory Authority College & University Revenue VRDO	0.180%	8/6/20	31,420	31,420
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	1,000	1,009
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	2,555	2,632
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,400	3,530
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	1,200	1,243
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,611
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,086
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	200	222
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,685
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,790	2,080
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,275
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	376
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,500	1,795
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,535	4,124
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	364
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	956
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	390	461
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	503
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	3,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	300	362
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	478
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	470
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/20	9,550	9,564
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	12,620	12,994
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	35,000	36,117
	New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/21	7,710	8,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	58,640	68,410
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	50,985	59,480
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	7,500	8,778
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	12,000	14,044
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	56,870	68,770
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	23,175	28,105
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,665	4,563
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,115	1,388
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	51,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	37,446
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	6,315
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	944
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,935
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,612
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/20	1,690	1,703
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,725	1,823
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,053
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/22	19,425	20,802
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/22	11,525	12,373
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	5,480	5,986
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	3,335	3,652
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,460	4,911
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,575	5,038
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	7,560	8,561
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	10,595	12,037
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/24	2,285	2,578
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	3,000	3,507
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	3,180	3,735
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	6,060	7,084
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	2,040	2,454
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	1,930	2,329
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/20	1,200	1,209
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/24	5,000	5,872
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/25	5,000	6,033
[3]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/25	3,500	4,299
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,447
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,550
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,488
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,105
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	5,137
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,799
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,900	3,122
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	49,791
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	45,516
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,245	3,773
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	6,532
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,220
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,433
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,000	11,041
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	26,387
	New York State Energy Research & Development Authority Industrial Revenue Rochester Gas and Electric Corp. PUT	3.000%	7/1/25	14,000	15,457
	New York State Energy Research & Development Authority Natural Gas Revenue New York State Electric & Gas Corp. PUT	2.625%	7/3/23	30,000	31,114
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,407
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	5/1/21	7,115	7,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,935	2,957
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,500	3,526
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,510	2,538
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	1,755	1,774
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	1,300	1,301
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	4,215	4,219

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	6,870	7,122
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,888
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,040	3,169
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,570	8,605
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,580
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,500	2,523
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,157
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,175	4,197
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	9,085
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,261
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,550	15,664
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,520
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,269
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,182
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	2,250	2,288
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,000	2,001
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,857
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	1,625	1,627
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,753
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	3,006
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	3,815	3,817
New York State Thruway Authority Highway Revenue	5.000%	1/1/21	2,465	2,511
New York State Thruway Authority Highway Revenue	5.000%	1/1/22	2,240	2,383
New York State Thruway Authority Highway Revenue	5.000%	1/1/22	6,200	6,599
New York State Thruway Authority Highway Revenue	5.000%	1/1/22	190	202
New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	972
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,000	1,104
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,843
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	4,095	4,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	260	298
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,650	4,317
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	818
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/26	715	752
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	50,035	51,517
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	24,920	25,658
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	10,625	10,940
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	25,065	26,985
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,845
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	45,845	49,358
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,035	2,377
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	718
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	13,500	16,817
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	16,000	20,421
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,979
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.160%	8/6/20	8,000	8,000
[5,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.240%	8/6/20	27,000	27,000
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/21	300	304
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/22	315	330
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	357
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	384
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	950	1,183
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/26	1,075	1,375
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/27	1,500	1,964
[1]	Oyster Bay NY GO	5.000%	8/15/20	4,350	4,356
[1,7]	Oyster Bay NY GO	4.000%	11/1/24	950	1,088
[1,7]	Oyster Bay NY GO	4.000%	11/1/25	750	878
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	586
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	175	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	716
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	19,665	20,815
	Schenectady NY BAN GO	2.000%	5/7/21	4,810	4,847
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	20,000	20,306
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	9,910	10,244
[3]	Suffolk County NY GO	5.000%	2/1/21	4,580	4,682
[3]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,121
[3]	Suffolk County NY GO	5.000%	5/15/22	10,310	11,139
[3]	Suffolk County NY GO	5.000%	5/15/23	10,845	12,091
[3]	Suffolk County NY GO	4.000%	10/15/24	4,640	5,220
[3]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,434
[3]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,417
[1]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,702
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,883
[3]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,579
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	473
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/20	500	506
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	937
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	846
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	231
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	9,360
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	410	522
[2]	Triborough Bridge & Tunnel Authority Highway Revenue FR PUT, 67% of 1M USD LIBOR + 0.500%	0.615%	11/15/21	5,705	5,697
[2]	Triborough Bridge & Tunnel Authority Highway Revenue FR PUT, 67% of SOFR + 0.500%	0.560%	10/1/20	9,000	8,998
[2]	Triborough Bridge & Tunnel Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	11/15/24	18,115	17,516
[5]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.200%	8/6/20	14,000	14,000
[5]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.310%	8/6/20	9,950	9,950
[2]	Triborough Bridge & Tunnel Authority Transit Revenue FR PUT, 67% of 1M USD LIBOR + 0.700%	0.815%	2/1/21	13,785	13,794
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/20	535	537
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/21	645	670
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	2,140	2,228
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,135
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,428
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,807

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,774
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,579
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	5,403
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,200	2,683
Troy Capital Resource Corp. College & University Revenue	5.125%	9/1/40	8,195	8,223
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,435	4,582
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,500	3,585
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,290
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	11,097
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,655	11,055
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	6,010
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,030	2,501
Utica NY BAN GO	2.000%	1/28/21	8,715	8,787
Valley Stream Union Free School District No. 13 BAN GO	2.000%	9/4/20	7,500	7,511
Vestal NY Central School District BAN GO	1.500%	7/29/21	5,700	5,762
Webster NY BAN GO	1.750%	7/7/21	5,000	5,062
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	335	337
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,305	1,390
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,375
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	4,800	5,010
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,000	2,083
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,786
Yonkers NY GO	3.000%	8/15/20	1,115	1,116
				4,424,116
North Carolina (1.1%)
Brunswick NC Enterprise Systems Water Revenue	5.000%	4/1/24	225	264
Brunswick NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	243
Brunswick NC Enterprise Systems Water Revenue	5.000%	4/1/26	400	500
Brunswick NC Enterprise Systems Water Revenue	5.000%	4/1/27	600	770
Buncombe County NC Appropriations Revenue	5.000%	6/1/21	6,070	6,315
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	327
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	170
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	159
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	225	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	162
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,132
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,291
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	519
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	737
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	12,167
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,830
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,275	4,546
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	144
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	2,150
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	770
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	12/1/21	21,000	20,964
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,921
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	25,564
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/22	375	401
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	741
	Fayetteville Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Cross Creek Pointe Project) PUT	1.950%	1/1/21	2,960	2,977
	Guilford County NC GO	5.000%	5/1/24	4,920	5,806
	Guilford County NC GO	5.000%	3/1/25	18,855	22,947
	Guilford County NC GO	5.000%	5/1/25	10,390	12,719
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	321
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	413
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	506
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	350	408
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,250
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/27	1,000	1,283
	Mecklenburg County NC Appropriations Revenue	5.000%	10/1/21	4,100	4,333
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	3,200	3,351
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,020	1,111
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,140	1,288

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,115	2,471
North Carolina Appropriations Revenue	5.000%	5/1/26	7,535	9,472
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	9,266
North Carolina Government Fund/Grant Revenue	5.000%	3/1/21	4,300	4,417
North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	2,270	2,439
North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,890	4,180
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	9,527
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	9,639
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	12,175	14,718
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	11,205	13,981
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	7,360	8,016
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	9,675	10,767
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	7,885	7,936
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	375	380
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,130
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	986
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	825
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	510	541
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	2,136
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,033
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	955
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,250	1,342
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,497
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	259
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	890	963
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,709
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	249
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	852
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,889
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	930
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	3.550%	10/1/24	100	100
[2]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.510%	2/27/21	11,095	11,095
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,562
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	110
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,500	3,044
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/27	1,000	1,306
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	850	904
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	2,071
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,444
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,448
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	585
	Raleigh NC GO	5.000%	2/1/21	975	998
[2]	University of North Carolina at Chapel Hill College & University Revenue FR PUT, 67% of 1M USD LIBOR + 0.350%	0.465%	12/1/21	5,100	5,086
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	342
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	472
					330,462
North Dakota (0.0%)
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), ETM	5.000%	7/1/21	650	676
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,200	1,248
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	2,280	2,403
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) FR PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.560%	2/1/22	2,500	2,496
	West Fargo ND GO	4.000%	5/1/23	500	548
	West Fargo ND GO	4.000%	5/1/25	350	405
	West Fargo ND GO	4.000%	5/1/26	500	591
	West Fargo ND GO	4.000%	5/1/27	425	497
					8,864
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,814
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	611
	Akron OH Income Tax Revenue	5.000%	12/1/20	1,220	1,239
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	405
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	473
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	750
	Akron OH Income Tax Revenue	4.000%	12/1/27	800	958
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,821
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/20	895	895
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	4,260	4,438
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	317
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	4,085
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	439
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	3,485	3,739
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	10,134
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	626
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	18,334
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,368
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	29,990
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,414
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	3,125
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	5,051
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	12,200	13,083
[5]	Allen County OH Hospital Facilities Revenue TOB VRDO	0.290%	8/6/20	3,750	3,750
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/21	16,345	16,759
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/22	12,035	12,912
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,522
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	16,174
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,356
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,457
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,010	8,426
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,055

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/21	300	308
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,566
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	540	579
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	475
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	430
American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	23,500	23,854
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,055
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	909
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,504
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	3,087
Bowling Green State University College & University Revenue	5.000%	6/1/23	175	196
Bowling Green State University College & University Revenue	5.000%	6/1/24	325	377
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	5,075
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	26,926
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,755
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	4,434
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,489
Butler County OH Health, Hospital, Nursing Home Revenue, Prere.	5.500%	11/1/20	3,415	3,459
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20	700	709
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	413
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	438
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	684
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,099
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,788
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	584
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,135
Cincinnati City School District COP	5.000%	12/15/22	1,365	1,516
Cincinnati OH GO	5.000%	12/1/22	300	333
Cincinnati OH GO	5.000%	12/1/24	1,700	2,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati OH Water System Water Revenue	5.000%	12/1/25	1,775	2,211
	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/20	220	223
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/21	335	355
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	465
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,860
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	467
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	568
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	247
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	338
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/21	1,000	1,020
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,318
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/24	1,420	1,648
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/26	650	806
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/27	550	701
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/21	455	463
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	3,270	3,458
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	450	476
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	2,028
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,228
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	3,810	4,316
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	595
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,025	2,360
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,162
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	1,000	1,068
	Cleveland OH GO	4.000%	12/1/20	300	304
	Cleveland OH GO	5.000%	12/1/20	1,800	1,828
	Cleveland OH GO	4.000%	12/1/21	400	420
	Cleveland OH GO	5.000%	12/1/21	2,895	3,076
	Cleveland OH GO	5.000%	12/1/22	3,595	3,983
	Cleveland OH GO	4.000%	12/1/24	300	345

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cleveland OH GO	5.000%	12/1/24	1,000	1,194
Cleveland OH GO	3.000%	12/1/25	190	213
Cleveland OH GO	4.000%	12/1/25	700	826
Cleveland OH GO	5.000%	12/1/25	410	505
Cleveland OH GO	3.000%	12/1/26	680	772
Cleveland OH GO	4.000%	12/1/26	800	960
Cleveland OH GO	3.000%	12/1/27	1,480	1,690
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,744
Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	292
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	278
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	223
Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	263
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	343
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	320
Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	237
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	234
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	275
Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	214
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	268
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	358
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	2,101
Columbus City School District GO	5.000%	12/1/24	100	120
Columbus OH GO	5.000%	7/1/21	350	366
Columbus OH GO	5.000%	2/15/24	1,000	1,168
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	250
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	500
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	538
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	302
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	670
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,392
Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	12
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	5,655
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,349
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	10,457
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,500	1,658
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	5,050
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	6,296
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,550
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,064
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/21	1,070	1,137
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,193
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,156
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	618
[5]	Cuyahoga OH COP TOB VRDO	0.280%	8/7/20	4,100	4,100
	Dayton City School District GO	5.000%	11/1/20	5,000	5,057
	Dublin OH GO	3.000%	12/1/23	1,025	1,116
	Dublin OH GO	3.000%	12/1/24	1,060	1,177
	Dublin OH GO	3.000%	12/1/25	1,085	1,227
	Dublin OH GO	3.000%	12/1/26	1,125	1,287
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.000%	6/15/21	1,045	1,079
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	299
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	306
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	244
[2]	Franklin County OH Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.590%	11/15/21	7,500	7,486
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/5/20	25,000	25,000
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,453
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,766
	Hamilton City School District GO	5.000%	12/1/21	3,475	3,692
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	1,000	1,036
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	530
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	540
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	1,079
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,889
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	611
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	16,000	20,382
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	748
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,003
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/21	450	452
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/22	470	482
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,509
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hamilton County OH Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.290%	8/6/20	5,970	5,970
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,567
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	4,183
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	9,067
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	7,380	9,712
[1,7]	Hillsdale Local School District COP	4.000%	12/1/24	625	714
[1,7]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,342
[1,7]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	2,083
[1,7]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,224
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/21	2,280	2,325
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,920
[5]	JobsOhio Beverage System Statewide Liquor ProfitsMiscellaneous Revenue TOB VRDO	0.260%	8/6/20	20,080	20,080
	Kent State University College & University Revenue	5.000%	5/1/21	1,810	1,869
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,191
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,332
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,230	1,232
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,095	1,141
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,595	1,728
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	815	914
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	980	1,135
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	13,975	16,444
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,390	2,495
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,140	5,356
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,605	5,836
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,055	1,098
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	240	250
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,355	4,537
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,545	1,602
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	3,095	3,283
	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,070
	Miami University OH College & University Revenue	5.000%	9/1/26	700	883
	Miami University OH College & University Revenue	5.000%	9/1/27	575	743
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	607
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	5,000	5,232
[1]	Midview Local School District COP	4.000%	11/1/25	700	815
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,523
[1]	Midview Local School District COP	4.000%	11/1/27	500	594
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.750%	11/15/21	4,800	4,865
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,135
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,333
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,768
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,017
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/27	1,500	1,785
	Ohio COP	5.000%	3/1/23	1,000	1,074
	Ohio Department of Administration COP	5.000%	3/1/21	365	375
	Ohio Department of Administration COP	5.000%	3/1/23	325	364
	Ohio Department of Administration COP	5.000%	9/1/25	675	826
	Ohio Department of Administration COP	5.000%	9/1/26	970	1,218
	Ohio Department of Administration COP	5.000%	3/1/27	500	633
	Ohio GO	5.000%	2/1/21	1,390	1,423
	Ohio GO	5.000%	4/1/21	2,280	2,353
	Ohio GO	5.000%	5/1/21	2,675	2,772
	Ohio GO	5.000%	9/15/23	8,315	9,568
	Ohio GO	4.000%	3/1/25	5,000	5,482
	Ohio GO	5.000%	6/15/25	12,150	13,622
	Ohio GO	4.000%	2/1/26	7,905	8,480
	Ohio GO	5.000%	8/1/27	2,700	3,530
	Ohio GO	5.000%	9/15/27	1,000	1,312
	Ohio GO, Prere.	5.000%	9/15/21	4,410	4,648
	Ohio Government Fund/Grant Revenue	5.000%	12/15/20	3,195	3,251
	Ohio Government Fund/Grant Revenue	5.000%	12/15/20	3,525	3,587
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	4,090	4,359
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	10,130	12,134
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,198
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	610
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	3,500	4,121
	Ohio Health, Hospital, Nursing Home Revenue VRDO VRDP	0.560%	8/3/20	8,500	8,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO VRDP	0.560%	8/3/20	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO VRDP	0.600%	8/3/20	13,250	13,250
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	581
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	4,620	5,079
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/23	2,565	2,926
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,255
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,424

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,343
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,586
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,489
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/21	500	515
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	330
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	450
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	500	583
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	313
Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	5,145
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	500	531
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/3/20	30,410	30,410
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/24	1,000	1,168
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	905
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,074
Ohio Lease (Appropriation) Revenue	4.000%	10/1/20	500	503
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	981
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,103
Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,715	2,019
Ohio Lease (Appropriation) Revenue	5.000%	6/1/25	2,790	3,386
Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,270	2,798
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,903
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,779
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,843
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,337
Ohio Lease Revenue	5.000%	4/1/22	725	783
Ohio Lease Revenue	5.000%	4/1/23	800	900
Ohio Lease Revenue	5.000%	4/1/24	650	759
Ohio Lease Revenue	5.000%	4/1/25	800	966
Ohio Special Obligation Revenue	5.000%	6/1/21	1,110	1,154
Ohio Special Obligation Revenue	5.000%	10/1/21	1,000	1,056
Ohio Special Obligation Revenue	5.000%	10/1/22	550	606
Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,169
Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,200
Ohio Special Obligation Revenue	5.000%	8/1/23	1,000	1,140
Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Special Obligation Revenue	5.000%	2/1/26	1,500	1,853
	Ohio Special Obligation Revenue	5.000%	2/1/27	1,325	1,674
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	828
	Ohio State Building Authority Lease (Appropriation) Revenue	5.000%	10/1/20	1,265	1,275
	Ohio State University College & University Revenue	5.000%	12/1/24	1,035	1,246
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,220
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,595	1,860
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,525	1,845
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,347
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	5,000	6,310
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/20	7,500	7,620
	Penta Career Center COP	5.250%	4/1/24	2,915	3,143
	Princeton City School District GO	5.000%	12/1/22	700	777
	Princeton City School District GO	5.000%	12/1/23	1,350	1,562
	Princeton City School District GO	5.000%	12/1/25	815	977
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,000	1,013
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	335	353
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	383
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	566
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	613
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	538
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	703
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	650	664
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,125	1,194
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,324
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,079
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,144
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	864
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	794
	South-Western City School District GO	5.000%	12/1/23	1,095	1,269
[3]	Toledo OH GO	5.000%	12/1/25	1,435	1,764
	University of Akron College & University Revenue	5.000%	1/1/24	955	1,091
	University of Akron College & University Revenue	5.000%	1/1/24	535	611
	University of Akron College & University Revenue	5.000%	1/1/25	2,795	3,299
	University of Akron College & University Revenue	5.000%	1/1/26	4,025	4,733
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,522

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,676
University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,365
Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,495	2,572
Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	280
Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	936
				928,640
Oklahoma (0.4%)
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,129
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,141
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/21	5,020	5,218
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,585	1,723
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	4,144
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	2,150	2,235
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,555
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,601
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/21	1,000	1,043
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,310	1,312
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,520	2,620
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,325	1,437
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,133
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,460
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,370
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,371
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	808
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,372
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,887
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,922
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	3,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	4,245	4,728
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	226
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,167
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	3,098
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,882
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,074
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,204
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,279
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,239
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,231
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,219
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,064
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/21	1,470	1,545
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,348
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	825	866
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	935
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	604
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,947
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	4,217
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,489
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	13,113
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	13,553
					115,752
Oregon (0.4%)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	921
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	649
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	378
	Clackamas County School District No. 7J Lake Oswego GO	5.000%	6/1/24	1,000	1,181
[7]	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	840
	Forest Grove OR College & University Revenue	4.000%	5/1/21	400	407
	Forest Grove OR College & University Revenue	5.000%	5/1/22	350	370
	Hillsboro School District No. 1J GO	4.000%	6/15/25	500	588
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	13,135
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	365
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	500	622
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	635
	Metro OR GO	5.000%	6/1/23	2,805	3,185
	Metro OR GO	5.000%	6/1/25	3,330	4,076
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,821
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/26	1,470	1,860
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/27	1,300	1,689
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,781
	Oregon GO	5.000%	8/1/21	1,750	1,835
	Oregon GO	5.000%	8/1/24	3,625	4,326
	Oregon GO	5.000%	6/1/26	1,340	1,700
	Oregon GO	5.000%	6/1/27	2,000	2,605
	Oregon GO, Prere.	5.000%	5/1/23	5,560	6,286
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,459
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	1,670	1,767
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	5,000	5,580
[6]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.200%	8/6/20	9,900	9,900
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	225	265
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	150	181
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	150	184
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	807
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	754
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/20	1,275	1,290
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.875%	10/1/20	1,695	1,708
	Oregon State Lottery Revenue	5.000%	4/1/21	7,000	7,225
	Oregon State Lottery Revenue	5.000%	4/1/26	5,000	5,610
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,621
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,955
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,625	3,122
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	6,276
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,139
	Portland Community College District GO	5.000%	6/15/24	1,125	1,331
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	105
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	117
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	124
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,256
[4]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/25	275	322
[4]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/26	355	428
[4]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/27	525	651
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,010	2,063
					134,248
Pennsylvania (5.5%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,710
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,846
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	286
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	2,118
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,047
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	385	385
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	714
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	520
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,053
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	539
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,800	1,922
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,082
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	800	899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,762
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,335	11,060
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	7,345
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	11,528
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue FR, 67% of 3M USD LIBOR + 0.720%	1.180%	2/1/21	1,545	1,543
[2,5,6]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) FR PUT TOB, SIFMA Municipal Swap Index Yield + 0.170%	0.330%	9/1/20	10,000	10,000
[5,6]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.190%	8/3/20	9,105	9,105
[5,6]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.190%	8/3/20	3,705	3,705
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/20	3,025	3,070
[1]	Allentown City School District GO	5.000%	2/1/24	1,135	1,295
[1]	Allentown City School District GO	5.000%	2/1/25	955	1,137
	Allentown City School District GO TRAN	2.375%	3/31/21	1,650	1,650
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,649
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	1,025	1,062
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	800	844
[3]	Altoona PA Sewer GO	5.000%	12/1/24	150	178
[3]	Altoona PA Sewer GO	5.000%	12/1/25	250	305
[3]	Altoona PA Sewer GO	5.000%	12/1/26	250	313
[1]	Armstrong School District GO	3.000%	3/15/25	575	634
[1]	Armstrong School District GO	3.000%	3/15/26	875	977
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,370	1,421
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,500	1,556
[1]	Beaver County PA GO	4.000%	4/15/21	690	706
[1]	Beaver County PA GO	4.000%	4/15/22	725	765
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,253
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,698
	Bensalem Township School District GO	3.000%	6/1/23	115	123
	Bensalem Township School District GO	3.000%	6/1/24	500	547
	Bensalem Township School District GO	4.000%	6/1/25	315	365
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/21	500	520
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/23	1,770	1,913
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	2,255	2,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/22	550	572
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	638
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/25	600	659
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/26	1,000	1,107
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/27	1,100	1,231
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	2/1/25	6,750	7,387
	Bethel Park School District GO	5.000%	8/1/22	540	592
	Bethel Park School District GO	5.000%	8/1/23	850	968
[2]	Bethlehem Area School District Lease Revenue FR PUT, 70% of 1M USD LIBOR + 0.480%	0.597%	11/1/21	10,130	10,045
[2]	Bethlehem Area School District Miscellaneous Revenue FR PUT, 70% of 1M USD LIBOR + 0.490%	0.607%	11/1/21	6,615	6,560
[1]	Bethlehem Authority Water Revenue	5.000%	11/15/20	1,000	1,013
[3]	Bethlehem PA GO	5.000%	12/1/23	295	341
[3]	Bethlehem PA GO	5.000%	12/1/24	290	347
[3]	Bethlehem PA GO	5.000%	12/1/25	530	655
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	6/1/21	4,510	4,684
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	646
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	568
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	575	588
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,227
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,765	1,941
[1]	Capital Region Water Sewer Water Revenue	5.000%	7/15/23	1,705	1,927
	Capital Region Water Water Water Revenue	5.000%	7/15/25	1,000	1,200
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,172
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,254
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/21	580	599
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	444
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,114
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,140
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/21	1,070	1,109
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,205
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/20	345	350
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/21	315	333
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	441
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	447
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	480
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	436
[3]	Coatesville School District GO	5.000%	8/1/22	2,070	2,251
[3]	Coatesville School District GO	5.000%	8/1/23	3,735	4,222
	Coatesville School District GO TRAN	5.000%	11/13/20	1,100	1,105
[3]	Coatesville School District GO, ETM	5.000%	8/1/22	210	230
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	281
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	2,042
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	500	603
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	1,925	2,321
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	620
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,966
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,036
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,925
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	3,052
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,481
	Commonwealth of Pennsylvania COP	5.000%	7/1/21	350	364
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	282
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	351
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	602
	Commonwealth of Pennsylvania GO	5.000%	10/15/20	22,345	22,561
	Commonwealth of Pennsylvania GO	5.000%	3/1/21	27,700	28,460
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	523
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	1,000	1,053
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	527
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	12,530	13,459
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	14,467
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,729
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	22,804
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,537
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	38,863
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	3,120	3,805
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	15,260
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	38,000	47,698
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,000	1,261
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	870	1,120
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	157
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,265
[3]	Cornell School District GO	2.000%	9/1/21	180	183
[3]	Cornell School District GO	4.000%	9/1/24	500	563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dauphin County PA GO	4.000%	11/15/24	2,735	3,161
	Dauphin County PA GO	5.000%	11/15/25	3,340	4,125
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,812
	Dauphin County PA GO	5.000%	11/15/27	500	654
	Delaware County Authority College & University Revenue	5.000%	8/1/20	605	605
	Delaware County Authority College & University Revenue	5.000%	8/1/21	735	768
	Delaware County Authority College & University Revenue	5.000%	12/1/21	500	530
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	433
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	455
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	893
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/21	455	475
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	339
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/25	1,000	1,228
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/25	1,065	1,308
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,549
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	1,700	2,151
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	11,522
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,000	17,900
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,500	15,384
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/22	2,410	2,543
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/23	3,635	3,936
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.580%	9/1/22	550	546
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.690%	9/1/23	2,750	2,722
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,921
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	570	592
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	559
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,536
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,635	1,935
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,770
	Easton Area School District GO	4.000%	4/1/26	1,350	1,611
	Easton Area School District GO	4.000%	4/1/27	1,600	1,952
[3]	Erie School District GO	5.000%	4/1/21	400	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Erie School District GO	5.000%	4/1/23	315	352
[3]	Erie School District GO	5.000%	4/1/25	475	569
[3]	Erie School District GO	5.000%	4/1/26	575	708
[1]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,022
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/24	500	525
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/26	570	604
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	16,027
[3]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,456
[3]	Harrisburg School District GO	5.000%	11/15/25	5,085	6,241
	Indiana County IDA Local or Guaranteed Housing Revenue (Residential Revival Project) BAN	1.450%	9/1/20	6,375	6,372
	Kennett Consolidated School District GO	4.000%	2/15/24	500	563
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	802
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	588
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,446
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	305	388
[1]	Lackawanna County PA GO	4.000%	3/15/22	255	270
[1]	Lackawanna County PA GO	4.000%	3/15/23	265	290
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	349
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	346
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	471
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	599
	Lancaster County PA GO	4.000%	11/1/23	125	139
	Lancaster County PA GO	4.000%	11/1/24	255	292
	Lancaster County PA GO	4.000%	11/1/25	280	328
	Lancaster County PA GO	4.000%	11/1/26	325	388
	Lancaster County PA GO	4.000%	11/1/27	500	606
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,992
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	940
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	727
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,362
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/20	2,850	2,898
[3]	Lancaster PA GO	5.000%	11/1/27	1,290	1,581
[3]	Lancaster School District GO	4.000%	6/1/22	530	565
[3]	Lancaster School District GO	5.000%	6/1/23	200	226
[3]	Lancaster School District GO	4.000%	6/1/24	365	413
[3]	Lancaster School District GO	4.000%	6/1/25	320	372
[3]	Lancaster School District GO	5.000%	6/1/25	200	242
[3]	Lancaster School District GO	4.000%	6/1/26	430	508
[3]	Lancaster School District GO	5.000%	6/1/26	500	620
[3]	Lancaster School District GO	4.000%	6/1/27	500	603
[3]	Lancaster School District GO	5.000%	6/1/27	200	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lansdale Borough PA GO	4.000%	10/1/22	250	269
	Lansdale Borough PA GO	4.000%	10/1/23	300	333
	Lansdale Borough PA GO	4.000%	10/1/24	250	285
	Lansdale Borough PA GO	2.000%	10/1/25	650	683
	Lansdale Borough PA GO	2.000%	10/1/26	300	312
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	750	761
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	593
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	961
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,294
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,654
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,411
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,997
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/20	1,760	1,789
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,142
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,571
[3]	Luzerne County PA GO	5.000%	12/15/20	1,000	1,017
[3]	Luzerne County PA GO	5.000%	12/15/21	1,000	1,062
[3]	Luzerne County PA GO	5.000%	12/15/22	750	829
[3]	Luzerne County PA GO	5.000%	12/15/23	750	858
[3]	Luzerne County PA GO	5.000%	12/15/23	750	858
[3]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,772
[3]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,181
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	603
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	638
[2]	Manheim Township School District FR GO PUT, 68% of 1M USD LIBOR + 0.470%	0.586%	11/1/21	2,000	1,988
[2]	Manheim Township School District FR GO, 68% of 1M USD LIBOR + 0.320%	0.436%	5/3/21	1,000	995
[2]	Manheim Township School District FR GO, 68% of 1M USD LIBOR + 0.420%	0.536%	11/1/21	1,100	1,093
	Manheim Township School District GO	4.000%	2/1/26	1,900	2,252
	Manheim Township School District GO	4.000%	2/1/27	1,250	1,514
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	700	726
	Monroeville PA GO	2.500%	6/1/26	1,205	1,206
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/21	1,550	1,574
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	1,265	1,271
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,195	1,224
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,369
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	715	715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	825	898
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,472
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	789
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,275	1,441
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,610	1,883
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	490
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	395
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	439
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,572
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,805
[2]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.880%	9/1/23	9,750	9,750
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/20	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/21	2,175	2,200
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,500	4,659
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,073
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	1,000	1,095
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,085
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,160
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,679
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,254
[2]	North Penn Water Authority Water Revenue FR, SIFMA Municipal Swap Index Yield + 0.160%	0.320%	11/1/20	690	689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	North Penn Water Authority Water Revenue FR, SIFMA Municipal Swap Index Yield + 0.460%	0.620%	11/1/23	860	851
[2]	North Penn Water Authority Water Revenue FR, SIFMA Municipal Swap Index Yield + 0.560%	0.720%	11/1/24	500	494
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,038
	Northampton County General Purpose Authority College & University Revenue VRDO	0.190%	8/6/20	20,875	20,875
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,510	1,572
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	4,197
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,437
	Northampton County IDA Health, Hospital, Nursing Home Revenue	3.750%	7/1/21	1,005	1,008
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/22	925	951
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,029
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,431
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	541
[3]	Octorara Area School District GO	4.000%	4/1/22	350	371
[3]	Octorara Area School District GO	4.000%	4/1/24	325	366
[3]	Octorara Area School District GO	4.000%	4/1/26	750	887
	Pennsbury School District GO	5.000%	1/15/21	1,250	1,277
	Pennsbury School District GO	5.000%	1/15/22	1,155	1,234
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue	4.000%	10/1/23	10,100	10,161
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	2,250	2,297
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	200	206
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,775	2,950
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/22	345	369
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	270	289
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	345
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,842
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	475
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,370	2,991
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	7,335	7,335
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,273
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,329
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.400%	10/1/20	2,695	2,695
[5]	Pennsylvania GO TOB VRDO	0.190%	8/6/20	10,000	10,000
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	2,120	2,238
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	3,000	3,168
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,526
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,967
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,623
[3,7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	204
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,880
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,775
[3,7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	5,375
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,937
[3,7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	680
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	5,275
[3,7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	760
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,088
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	2,000	2,060
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	4/30/21	750	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,925	1,928
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	3,035	3,173
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	816
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,387
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/5/20	16,935	16,935
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	11,205	12,219
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	370
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	268
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	405
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	883
	Pennsylvania State University College & University Revenue	5.000%	3/1/27	1,150	1,472
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,441
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/20	1,805	1,828
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/20	425	431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	29,715	30,684
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	1,250	1,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,490
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	490	519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	37,484
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	353
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	10,197
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	31,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	743
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	589
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	744
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,756
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	630
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	4,000	4,736
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	3,685	4,363
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,832
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,480	1,744
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,660
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	4,211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	7,795	9,511
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	895
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	1,037
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,467
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	5,401
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	621
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,000	2,462
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,388
[2]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.430%	0.590%	12/1/21	10,000	9,972
[2]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.500%	0.660%	12/1/21	25,000	24,920
[2]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.600%	0.760%	12/1/23	8,000	7,956
[2]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.700%	0.860%	12/1/23	5,000	4,986
[2]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	12/1/21	5,000	5,011
[2]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.980%	1.140%	12/1/21	18,130	18,180
[6]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.140%	8/6/20	30,000	30,000
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,444
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	1,000	1,063
[3,5]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.200%	8/3/20	2,600	2,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.200%	8/3/20	7,500	7,500
[5,6]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.190%	8/6/20	31,700	31,700
	Peters Township School District Washington County GO	4.000%	9/15/23	190	211
	Peters Township School District Washington County GO	5.000%	1/15/24	125	145
	Peters Township School District Washington County GO	5.000%	9/15/24	150	178
	Peters Township School District Washington County GO	5.000%	1/15/25	200	240
	Peters Township School District Washington County GO	5.000%	9/15/25	250	307
	Peters Township School District Washington County GO	5.000%	1/15/26	275	341
	Peters Township School District Washington County GO	5.000%	9/15/26	185	234
	Peters Township School District Washington County GO	5.000%	1/15/27	275	351
	Peters Township School District Washington County GO	5.000%	9/15/27	625	813
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	372
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/21	1,060	1,093
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/21	3,660	3,773
[7]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	130
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	750	808
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	5,695	6,134
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,992
[7]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	375
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	725
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	6,360
[7]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,183
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	2,226
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,951
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	3,162
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,933
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	6,210
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,819
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,707
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	12,076
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	4,780	5,723
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,300	5,253
[3]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	981
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,371
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,130
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	1,051
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,292
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,665
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,569
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	738
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,067
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	3,022
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	8,117
[3]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,621
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/21	1,250	1,299
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,101
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	860	962
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	751
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	6/15/25	8,505	8,545
	Philadelphia PA GO	5.000%	8/1/20	3,625	3,625
	Philadelphia PA GO	5.000%	2/1/21	750	766
	Philadelphia PA GO	5.000%	8/1/21	3,500	3,652
	Philadelphia PA GO	5.000%	8/1/22	4,810	5,229
	Philadelphia PA GO	5.000%	8/1/22	7,500	8,154
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,805
	Philadelphia PA GO	5.000%	8/1/22	2,380	2,588
	Philadelphia PA GO	5.000%	8/1/24	2,640	3,091
	Philadelphia PA GO	5.000%	8/1/25	8,150	9,847
	Philadelphia PA GO	5.000%	8/1/25	4,800	5,799
	Philadelphia PA GO	5.000%	8/1/26	5,000	6,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.000%	8/1/26	4,555	5,652
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/20	500	505
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,065	1,109
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,285	1,338
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	572
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,085	5,791
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	485
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,165
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,400	1,656
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,345	1,641
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,740	4,564
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,795	2,251
[6]	Philadelphia PA Water & Wastewater Water Revenue VRDO	0.140%	8/5/20	3,120	3,120
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.250%	9/1/24	4,025	4,036
	Philadelphia School District GO	5.000%	9/1/20	6,190	6,210
	Philadelphia School District GO	5.000%	9/1/20	500	502
	Philadelphia School District GO	5.000%	9/1/21	8,000	8,372
	Philadelphia School District GO	5.000%	9/1/21	2,745	2,873
	Philadelphia School District GO	5.000%	9/1/21	5,060	5,295
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,802
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,364
	Philadelphia School District GO	5.000%	9/1/22	6,345	6,922
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,129
	Philadelphia School District GO	5.000%	9/1/22	3,500	3,818
	Philadelphia School District GO	5.000%	9/1/23	6,450	7,314
	Philadelphia School District GO	5.000%	9/1/23	6,260	7,099
	Philadelphia School District GO	5.000%	9/1/23	2,820	3,198
	Philadelphia School District GO	5.250%	9/1/23	3,765	3,778
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,510
	Philadelphia School District GO	5.000%	9/1/24	310	364
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,175
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,251
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,424
	Philadelphia School District GO	5.000%	9/1/25	1,825	2,195
	Philadelphia School District GO	5.000%	9/1/26	2,690	3,320
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,851
[3]	Philadelphia School District GO	5.000%	6/1/27	1,135	1,442
	Philadelphia School District GO	5.000%	9/1/27	4,105	5,194
	Philadelphia School District GO	5.000%	9/1/27	2,500	3,163
	Pittsburgh & Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/21	700	734
	Pittsburgh & Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pittsburgh & Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	593
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,229
	Pittsburgh PA GO	5.000%	9/1/23	420	477
	Pittsburgh PA GO	5.000%	9/1/24	520	612
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/20	3,385	3,397
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	15,766
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	17,410
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	20,389
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	846
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	821
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,246
[2,3]	Pittsburgh Water & Sewer Authority Water Revenue FR PUT, 70% of 1M USD LIBOR + 0.640%	0.760%	12/1/20	54,650	54,650
[3]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,936
[3]	Reading School District GO	5.000%	3/1/24	665	768
[2]	Scranton PA School District FR GO PUT, 68% of 1M USD LIBOR + 0.850%	0.966%	4/1/21	2,630	2,625
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,307
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	190	231
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,795	3,214
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	389
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	407
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	564
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	585
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	906
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,484
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,250	2,860
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/21	675	694
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	360	387
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	992
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	816
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	750	906
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	900	911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,245	1,261
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	569
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,293
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/20	255	258
	State Public School Building Authority College & University Revenue	5.000%	5/1/21	1,180	1,218
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/21	1,345	1,397
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,129
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,256
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,902
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	2,018
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/20	1,035	1,042
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/21	2,670	2,806
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	1,590	1,704
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	602
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,274
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	888
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,316
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,000	1,225
[2]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue FR, SIFMA Municipal Swap Index Yield + 0.240%	0.400%	9/15/21	7,850	7,840
[2]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue FR, SIFMA Municipal Swap Index Yield + 0.360%	0.520%	2/15/24	24,000	23,942
[9]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,939
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/25	1,000	1,003
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/20	2,465	2,491
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	709
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	759
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,412
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,000	1,160
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,623
					1,694,690
Puerto Rico (0.3%)
[9]	Commonwealth of Puerto Rico GO	5.250%	7/1/21	125	126
[9]	Commonwealth of Puerto Rico GO	5.500%	7/1/21	2,655	2,690
[3]	Commonwealth of Puerto Rico GO	4.000%	7/1/22	65	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Commonwealth of Puerto Rico GO	5.500%	7/1/22	20	21
[3]	Commonwealth of Puerto Rico GO	5.250%	7/1/24	600	617
[3]	Commonwealth of Puerto Rico GO	5.375%	7/1/25	125	128
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	8,335	8,637
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	934
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	805	849
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	50	50
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	2,285	2,295
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	4,625	4,645
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,270	5,327
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	271
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,512
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,198
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,839
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	704
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,418
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	111
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	145
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	302
[10]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
[3]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.500%	7/1/23	375	401
[10]	Puerto Rico Municipal Finance Agency Lease Revenue	5.250%	8/1/22	20	21
[10]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/21	40	41
[9]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.500%	7/1/21	155	157
[10]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/23	25	27
[3]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/27	100	101
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	14,769	13,498
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	39,174	32,814
					83,961
Rhode Island (0.4%)
[3]	Providence Public Building Authority Lease (Non-Terminable) Revenue	4.000%	9/15/24	500	562
[3]	Providence Public Building Authority Lease (Non-Terminable) Revenue	5.000%	9/15/25	500	599
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,000	6,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,763
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,065	3,562
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	3,615	4,320
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	1,355	1,405
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	539
[3]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/21	10,470	10,766
[3]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	12,456
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/21	200	207
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	400	420
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	405	423
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	667
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	491
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	218
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	511
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	725
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	340
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	365	429
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	784
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,304
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	225	271
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	400	482
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	2,330	2,398
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	5,625	5,732
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,676
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,588
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,295	2,523
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,700	2,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/20	1,455	1,460
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	1,650	1,734
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	314
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	242
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	274
[3]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	241
[3]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	248
	Rhode Island Health and Educational Building Corp. Miscellaneous Revenue	5.000%	5/15/21	2,000	2,072
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	330
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	307
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	618
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,500	3,907
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	4,000	4,006
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	152
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	174
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	237
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	301
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	302
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,755	2,855
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,811
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	16,352
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	5,260	5,421
					117,566
South Carolina (1.6%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/23	3,360	3,788
	Aiken County SC Consolidated School District GO	5.000%	4/1/24	4,075	4,784
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	2,180	2,652
	Beaufort County SC School District GO	5.000%	3/1/21	3,320	3,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkeley County School District Miscellaneous Revenue	5.000%	12/1/20	1,000	1,016
	Charleston County School District GO	5.000%	2/1/21	1,135	1,162
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	11,441
[2]	Charleston SC Waterworks & Sewer System Water Revenue FR PUT, 70% of 1M USD LIBOR + 0.370%	0.483%	1/1/22	25,000	24,819
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	641
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/26	560	699
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/27	450	578
	Darlington County School District GO	5.000%	3/1/24	3,605	4,218
	Darlington County School District GO	5.000%	3/1/25	3,825	4,640
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	997
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/25	3,130	3,847
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/26	4,320	5,469
	Georgetown County School District GO	5.000%	3/1/27	4,085	5,247
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	560	576
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/20	600	609
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/21	1,015	1,079
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,101
	Lancaster County SC School District GO	5.000%	3/1/25	4,140	5,022
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	550	556
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	601
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,181
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	831
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	520	622
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,200	3,356
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/21	1,000	1,034
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/21	1,245	1,312
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,353
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,538
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	46,545	51,478
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	7,310	7,446
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	9,623
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,474
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/21	685	698
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	780	832
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	165	176
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,224
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	210
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,144
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	154
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	195
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	377
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/20	3,460	3,512
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/21	2,950	3,130
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,485
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,734
[5]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	15,055	15,055
[5]	South Carolina Jobs Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,132
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	2,148
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,149
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,050	3,617
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	576
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	1,029
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	2,051
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	2,085
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	305
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,351

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/20	2,710	2,710
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/20	1,765	1,786
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/21	1,000	1,048
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,613
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,713
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/21	3,825	4,038
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,228
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,235	2,615
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	1,058
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/20	39,545	40,088
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	715	755
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	11,085
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	8,252
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,304
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	638
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	591
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,575	4,064
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	300	352
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,065	11,822
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,785	12,828
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	1,390	1,646
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	325	396
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	75	91
South Carolina Public Service Authority Water Revenue	5.000%	12/1/20	4,115	4,171
South Carolina Public Service Authority Water Revenue	5.000%	12/1/20	665	674
South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	3,060	3,230
South Carolina Public Service Authority Water Revenue	5.000%	12/1/22	585	631
South Carolina Public Service Authority Water Revenue	5.000%	12/1/23	600	646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,105	1,166
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,040	1,117
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,045	1,101
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,380	1,481
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	450	478
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	669
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	1,082
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	571
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,170	4,532
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	8,015	8,949
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,573
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,025	8,014
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	16,200	19,120
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	19,760
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,923
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	21,790	27,277
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,881
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	418
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	577
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	594
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,235
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	902
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,111
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	861
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	887
	York County SC GO	5.000%	4/1/25	3,825	4,487
					507,695
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,785	3,125
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	980	1,098

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/21	800	823
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/22	375	402
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	835
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,290
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,189
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/20	665	670
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	645	652
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	500	521
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	580
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,396
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	437
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	584
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	845
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,165
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	599
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,151
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,399
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	7,325	7,963
				30,724
Tennessee (1.5%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,187
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga TN Electric Electric Power & Light Revenue	5.000%	9/1/21	2,500	2,631
	Chattanooga TN Electric Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,216
	Clarksville Natural Gas Acquisition Corp. Natural Gas Revenue	5.000%	12/15/20	1,150	1,167
[6]	Clarksville TN Public Building Authority Miscellaneous Revenue VRDO	0.190%	8/3/20	2,985	2,985
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,109
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,354
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	996
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,500	3,868
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,810	3,098
	Hamilton County TN GO	5.000%	4/1/24	2,000	2,351
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,035	1,064
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	3,545	3,794
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	1,146
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,100	1,325
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,335	1,383
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	960	1,014
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	155
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,088
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,509
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,399
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,934
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	2,166
	Knox County TN GO	5.000%	6/1/25	1,375	1,682
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/24	775	929
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	800
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	5,280	5,491

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	520	525
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	1.550%	11/3/20	2,500	2,508
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	21,540
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,301
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	46,420	52,802
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,375	28,716
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	14,485	16,458
Metropolitan Government of NashvillSan Bernardino County CA (Medical Center Financing Project) COP	0.450%	10/14/20	25,000	25,001
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,200
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	1,047
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,261
Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,350	1,392
Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,347
Shelby County TN GO	5.000%	4/1/23	1,125	1,268
Shelby County TN GO	5.000%	4/1/25	4,710	5,729
Sullivan County TN GO	5.000%	5/1/21	2,705	2,802
Sullivan County TN GO	5.000%	5/1/22	2,745	2,976
Sullivan County TN GO	5.000%	5/1/23	2,985	3,370
Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	54,380	63,416
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/20	19,005	19,069
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/21	8,535	8,712
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	13,315	13,954
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	2,195	2,332
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,585	1,730
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,725	6,314
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	3,221
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,910	6,932
Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	79,175	85,735
Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,415	18,812
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	940	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	3,360	3,668
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	1,765	1,878
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,000	3,354
	Washington County TN GO	4.000%	6/1/21	2,030	2,095
	Washington County TN GO	4.000%	6/1/23	2,050	2,269
	Williamson County TN GO	5.000%	4/1/23	1,700	1,919
	Williamson County TN GO	5.000%	4/1/24	1,675	1,968
	Wilson County TN GO	5.000%	4/1/24	3,420	4,015
					478,414
Texas (11.6%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	6,239
	Alamo Community College District GO	5.000%	8/15/24	12,260	14,576
	Alamo Community College District GO	5.000%	8/15/25	8,255	10,150
	Aldine Independent School District GO	5.000%	2/15/24	200	233
	Aldine Independent School District GO	5.000%	2/15/25	350	424
	Aledo Independent School District GO	5.000%	2/15/26	825	1,026
	Aledo Independent School District GO	5.000%	2/15/27	1,000	1,279
	Alief Independent School District GO	5.000%	2/15/25	2,595	3,141
	Alief Independent School District GO	5.000%	2/15/26	1,300	1,625
	Allen Independent School District GO	5.000%	2/15/25	1,000	1,163
	Allen Independent School District GO	5.000%	2/15/25	1,125	1,356
[7]	Alvin TX Independent School District GO	5.000%	2/15/26	400	500
[7]	Alvin TX Independent School District GO	5.000%	2/15/27	250	321
[7]	Alvin TX Independent School District GO	5.000%	2/15/28	500	659
	Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,504
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,555	9,726
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,943
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	365
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	217
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	381
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	236
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	489
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	248
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	528
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	669
	Arlington TX GO	4.000%	8/15/23	2,925	3,264
	Arlington TX GO	5.000%	8/15/24	2,925	3,484
	Arlington TX GO	5.000%	8/15/24	2,795	3,329
	Arlington TX GO	5.000%	8/15/25	2,925	3,608
	Arlington TX GO	5.000%	8/15/25	2,795	3,448
	Arlington TX GO	5.000%	8/15/26	2,920	3,713
	Arlington TX Independent School District GO	5.000%	2/15/24	2,615	3,053
	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,753
	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,571
	Arlington TX Special Tax Revenue	3.000%	2/15/21	750	760
	Arlington TX Special Tax Revenue	4.000%	2/15/22	750	790
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,624
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,220	1,453
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,110	1,329
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	264
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	274
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	256
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	352
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	665	802
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	650	800
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	1,061
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/20	1,000	1,000
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,094
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	228
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	237
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	312
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,231
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/22	400	401
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	753
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	750	755
	Austin Electric Utility Electric Power & Light Revenue	5.000%	11/15/20	1,010	1,024
	Austin Independent School District GO	5.000%	8/1/24	1,360	1,613
	Austin Independent School District GO	5.000%	8/1/25	1,775	2,180
	Austin Independent School District GO	5.000%	8/1/26	3,095	3,917
	Austin Independent School District GO	5.000%	8/1/26	9,690	12,263
	Austin TX GO	5.000%	9/1/22	11,740	12,916
	Austin TX GO	5.000%	5/1/23	1,795	2,032
	Austin TX GO	5.000%	11/1/23	1,895	2,190
	Austin TX GO	5.000%	5/1/25	1,780	2,170
	Austin TX GO	5.000%	11/1/26	1,485	1,892
	Austin TX Utility System Revenue	0.140%	8/5/20	35,530	35,530
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/20	1,055	1,069
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	543
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	111
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,380	4,307
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/20	1,410	1,429
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/20	30	30
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,420
	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,840
	Beaumont Independent School District GO	5.000%	2/15/25	4,360	5,271
	Bedford TX GO	5.000%	2/1/22	2,515	2,694
	Bedford TX GO	5.000%	2/1/23	2,635	2,942
	Bedford TX GO	5.000%	2/1/24	2,775	3,222
	Bedford TX GO	5.000%	2/1/25	2,920	3,510
	Bexar County Hospital District GO	5.000%	2/15/21	2,125	2,179
	Bexar County Hospital District GO	5.000%	2/15/22	1,555	1,668
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,730
	Bexar County Hospital District GO	5.000%	2/15/24	2,015	2,346
	Bexar County Hospital District GO	5.000%	2/15/24	1,185	1,380
	Bexar County Hospital District GO	5.000%	2/15/25	1,395	1,680
	Bexar County Hospital District GO	5.000%	2/15/26	4,040	5,009
	Bexar County TX GO	5.000%	6/15/24	350	414
	Bexar County TX GO	5.000%	6/15/24	1,000	1,184
	Bexar County TX GO	5.000%	6/15/25	1,560	1,913
	Bexar County TX GO	5.000%	6/15/26	2,240	2,830
	Bexar County TX GO	5.000%	6/15/27	1,165	1,515
	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,361
	Brazosport Independent School District GO	5.000%	2/15/26	1,705	2,123
	Brazosport Independent School District GO	5.000%	2/15/27	450	577
	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/20	1,250	1,254
	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/21	1,000	1,051
	Calhoun County Independent School District GO	5.000%	2/15/24	3,900	4,539
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,977
	Carrollton TX GO	5.000%	8/15/25	1,225	1,503
	Carrollton TX GO	5.000%	8/15/26	1,200	1,516
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/21	2,730	2,763
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	225	234
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	2,615	2,722
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,948
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,284
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,555
	Central Texas Regional Mobility Authority Highway Revenue PUT	5.000%	1/7/21	5,500	5,504
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,258
[8]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,909
	Clear Creek Independent School District GO	5.000%	2/15/23	430	483
	Clear Creek Independent School District GO	5.000%	2/15/24	440	514
	Clear Creek Independent School District GO	5.000%	2/15/25	1,000	1,213
	Clear Creek Independent School District GO	5.000%	2/15/26	1,000	1,250
	Clear Creek Independent School District GO	5.000%	2/15/27	1,415	1,818
	Clear Creek Independent School District GO PUT	1.450%	8/14/20	8,500	8,502
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	8,050	8,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,659
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,501
	College Station TX GO	5.000%	2/15/22	1,650	1,771
	College Station TX GO	5.000%	2/15/23	1,735	1,945
	College Station TX GO	5.000%	2/15/24	3,655	4,265
	Collin County Community College District GO	5.000%	8/15/24	2,185	2,603
	Collin County Community College District GO	5.000%	8/15/25	1,750	2,157
	Collin County Community College District GO	5.000%	8/15/26	2,765	3,509
	Collin County Community College District GO	5.000%	8/15/27	2,000	2,609
	Collin County TX GO	5.000%	2/15/27	1,000	1,283
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/22	1,000	1,068
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,395	1,554
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,884
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,269
	Conroe Independent School District GO	5.000%	2/15/21	3,380	3,467
	Conroe Independent School District GO	5.000%	2/15/25	2,575	3,109
	Conroe Independent School District GO	5.000%	2/15/25	4,490	5,422
	Conroe Independent School District GO	5.000%	2/15/26	3,495	4,349
	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,873
	Conroe TX GO	5.000%	11/15/24	1,415	1,694
	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,096
	Coppell Independent School District GO	5.000%	8/15/25	5,995	7,381
	Corpus Christi TX GO	5.000%	3/1/26	1,800	2,231
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,850
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	5,000	5,371
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	1,225	1,373
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,395	1,429
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	150	193
	Cypress-Fairbanks Independent School District GO PUT	1.400%	8/17/20	7,050	7,053
	Cypress-Fairbanks Independent School District GO PUT	1.400%	8/17/20	5,375	5,377
	Cypress-Fairbanks Independent School District GO PUT	3.000%	8/17/20	4,850	4,855
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	6,120	6,228
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	1,085	1,104
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,822
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,625	5,677
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,758
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	590	625
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	155
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	692
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,306
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	330
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	2,800	3,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	924
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,000	1,266
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,384
	Dallas County Community College District GO	5.000%	2/15/25	3,270	3,932
	Dallas County Utility & Reclamation District GO	5.000%	2/15/21	7,230	7,406
	Dallas County Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,740
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,565
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,115
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.510%	7/1/23	3,750	3,835
	Dallas Independent School District GO	5.000%	8/15/23	7,275	8,333
	Dallas Independent School District GO	4.000%	8/15/25	1,190	1,278
	Dallas Independent School District GO	5.000%	2/15/26	4,000	4,102
	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,398
	Dallas Independent School District GO	4.000%	8/15/26	2,860	3,068
	Dallas Independent School District GO PUT	5.000%	2/15/22	8,835	9,426
	Dallas Independent School District GO, Prere.	5.000%	2/15/22	8,800	9,445
	Dallas Independent School District GO, Prere.	5.000%	2/15/22	310	333
	Dallas Independent School District GO, Prere.	5.000%	2/15/22	2,815	3,021
	Dallas TX GO	5.000%	2/15/23	1,440	1,539
[1]	Dallas TX GO	5.000%	2/15/23	3,400	3,807
[1]	Dallas TX GO	5.000%	2/15/23	10,875	12,178
	Dallas TX GO	5.000%	2/15/24	1,280	1,490
	Dallas TX GO	5.000%	2/15/24	6,280	7,309
	Dallas TX GO	5.000%	2/15/24	7,700	8,962
	Dallas TX GO	5.000%	2/15/25	9,000	10,832
	Dallas TX GO	5.000%	2/15/25	7,700	9,267
	Dallas TX GO	5.000%	2/15/26	3,675	4,235
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,735	4,470
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,315	3,967
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	2,154
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,500	3,079
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/20	2,500	2,529
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/20	1,035	1,047
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	4,045	4,283
[7]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,125	2,529
[7]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,500	3,145
[7]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,000	6,437
[7]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	6,115
	Deer Park Independent School District GO PUT	1.550%	10/1/20	2,075	2,079
	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,834
	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,260
	Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,296
	Denton County TX GO	5.000%	7/15/24	515	610
	Denton County TX GO	5.000%	7/15/25	1,600	1,964

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Denton County TX GO	5.000%	7/15/26	1,845	2,334
Denton Independent School District GO	0.000%	8/15/20	1,195	1,195
Denton Independent School District GO	0.000%	8/15/22	5,000	4,978
Denton Independent School District GO	5.000%	8/15/24	2,775	3,300
Denton Independent School District GO	5.000%	8/15/25	1,170	1,410
Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,750
Denton TX GO	5.000%	2/15/22	2,000	2,007
Denton TX GO	5.000%	2/15/24	1,430	1,667
Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,624
Donna TX Independent School District GO	5.000%	2/15/24	250	292
Donna TX Independent School District GO	5.000%	2/15/25	500	606
Donna TX Independent School District GO	5.000%	2/15/26	500	626
Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,766
Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	10,275	10,863
Eanes Independent School District GO	5.000%	8/1/25	1,180	1,449
Eanes Independent School District GO	5.000%	8/1/26	2,470	3,122
El Paso Independent School District GO	5.000%	8/15/25	1,000	1,232
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,686
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	2,074
El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,397
El Paso TX GO	5.000%	8/15/21	410	430
El Paso TX GO	5.000%	8/15/21	5,615	5,888
El Paso TX GO	5.000%	8/15/22	400	439
El Paso TX GO	5.000%	8/15/22	435	478
El Paso TX GO	5.000%	8/15/22	2,860	3,140
El Paso TX GO	5.000%	8/15/23	255	292
El Paso TX GO	5.000%	8/15/23	455	521
El Paso TX GO	5.000%	8/15/24	135	161
El Paso TX GO	5.000%	8/15/24	350	417
El Paso TX GO	5.000%	8/15/24	480	571
El Paso TX GO	5.000%	8/15/25	600	739
El Paso TX GO	5.000%	8/15/25	2,210	2,721
El Paso TX GO	5.000%	8/15/25	1,005	1,237
El Paso TX GO	5.000%	8/15/26	1,010	1,279
El Paso TX GO	5.000%	8/15/26	1,110	1,406
El Paso TX GO	5.000%	8/15/26	685	867
El Paso TX GO	5.000%	8/15/27	1,000	1,301
El Paso TX GO	5.000%	8/15/27	1,205	1,567
El Paso TX GO	5.000%	8/15/27	715	930
El Paso TX Water & Sewer Water Revenue	4.000%	3/1/21	1,750	1,789
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/21	1,010	1,038
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	1,140	1,227
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/24	2,500	2,686
El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,737
Fort Bend County TX GO	5.000%	3/1/21	2,020	2,076
Fort Bend County TX GO	5.000%	3/1/23	1,275	1,427
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,640
Fort Bend County TX GO	5.000%	3/1/24	190	221
Fort Bend County TX GO	5.000%	3/1/24	500	582
Fort Bend County TX GO	5.000%	3/1/25	2,785	3,354
Fort Bend County TX GO	5.000%	3/1/25	200	241
Fort Bend County TX GO	5.000%	3/1/25	500	602
Fort Bend County TX GO	5.000%	3/1/26	425	527
Fort Bend County TX GO	5.000%	3/1/26	720	894

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fort Bend County TX GO	5.000%	3/1/27	250	318
Fort Bend County TX GO	5.000%	3/1/27	500	638
Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/22	200	214
Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	223
Fort Bend Independent School District GO	5.000%	2/15/21	4,855	4,980
Fort Bend Independent School District GO	5.000%	2/15/24	2,775	3,242
Fort Bend Independent School District GO	5.000%	8/15/24	1,000	1,191
Fort Bend Independent School District GO	5.000%	2/15/25	2,500	3,026
Fort Bend Independent School District GO	5.000%	8/15/25	2,215	2,727
Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,231
Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,685
Fort Bend Independent School District GO	5.000%	8/15/26	3,000	3,799
Fort Bend Independent School District GO	5.000%	8/15/26	750	950
Fort Bend Independent School District GO	5.000%	8/15/27	1,000	1,300
Fort Bend Independent School District GO	1.350%	8/1/42	3,170	3,170
Fort Bend Independent School District GO PUT	1.500%	8/1/21	5,145	5,200
Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,791
Fort Worth Independent School District GO	5.000%	2/15/23	850	953
Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,951
Fort Worth Independent School District GO	5.000%	2/15/24	1,500	1,752
Fort Worth Independent School District GO	5.000%	2/15/25	1,070	1,298
Fort Worth Independent School District GO	5.000%	2/15/25	1,820	2,208
Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,520
Fort Worth Independent School District GO	5.000%	2/15/26	1,500	1,877
Fort Worth Independent School District GO	5.000%	2/15/26	5,040	6,296
Fort Worth TX GO	5.000%	3/1/21	10,060	10,339
Fort Worth TX GO	5.000%	3/1/24	4,535	5,298
Fort Worth TX GO	5.000%	3/1/25	4,535	5,494
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/21	1,585	1,626
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/24	1,840	2,153
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/24	1,940	2,270
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,350
Frisco Independent School District GO	5.000%	8/15/24	1,535	1,683
Frisco Independent School District GO	5.000%	8/15/24	2,975	3,541
Frisco Independent School District GO	5.000%	8/15/25	1,900	2,339
Frisco Independent School District GO	5.000%	8/15/25	2,640	3,250
Frisco Independent School District GO	5.000%	8/15/26	1,830	2,322
Frisco TX GO	5.000%	2/15/21	4,295	4,406
Frisco TX GO	5.000%	2/15/21	8,890	9,119
Frisco TX GO	5.000%	2/15/24	10,000	11,209
Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,217
Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,904
Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,221
Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,511
Galveston County TX GO	4.000%	2/1/21	1,000	1,019
Galveston County TX GO	4.000%	2/1/22	1,110	1,174
Galveston County TX GO	4.000%	2/1/23	840	918
Galveston County TX GO	4.000%	2/1/24	1,000	1,127
Galveston County TX GO	4.000%	2/1/25	1,085	1,258
Garland Independent School District GO	5.000%	2/15/25	3,815	3,910
Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	870

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	750	925
Garland TX GO	5.000%	2/15/25	800	966
Garland TX GO	5.000%	2/15/26	690	858
Georgetown Independent School District GO PUT	2.000%	8/1/20	9,585	9,585
Georgetown Independent School District GO PUT	2.750%	8/1/22	7,750	8,111
Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,901
Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,415	1,709
Goose Creek Consolidated Independent School District GO PUT	1.950%	8/14/20	6,750	6,753
Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,963
Goose Creek Consolidated Independent School District GO PUT	1.000%	8/15/22	4,000	4,000
Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,378
Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	202,328
Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	26,445	29,892
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,150
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,862
Grand Prairie Independent School District GO	5.000%	2/15/21	1,500	1,539
Grapevine-Colleyville Independent School District GO	4.000%	8/15/21	200	208
Grapevine-Colleyville Independent School District GO	5.000%	8/15/25	1,450	1,520
Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,839
Grapevine-Colleyville Independent School District GO PUT	2.000%	8/1/20	1,975	1,975
Grapevine-Colleyville Independent School District GO PUT, Prere.	2.000%	8/1/20	1,775	1,775
Hallsville TX Independent School District GO	5.000%	2/15/24	1,895	2,202
Hallsville TX Independent School District GO	5.000%	2/15/25	2,515	3,026
Hallsville TX Independent School District GO	5.000%	2/15/26	1,490	1,847
Hallsville TX Independent School District GO	5.000%	2/15/27	4,000	5,101
Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,720
Harlandale Independent School District GO PUT	3.000%	8/15/21	4,500	4,509
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/21	760	806
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	664
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	874
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,222
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	2,500	2,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,216
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,665
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,950	3,103
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	539
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,800
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,094
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,820	1,984
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,099
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	783
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,419
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,708
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,446
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,347
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,877
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,000	6,043
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,000	9,904
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.580%	12/1/22	6,500	6,425
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	2,900	3,155
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,830
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,150	9,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	9,210	11,180
[7]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,500	4,402
[2,5]	Harris County Cultural Education Facilities Finance Corp. Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.535%	4/1/21	17,500	17,500
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,410
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,893
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,940
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	3,161
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,235	1,311
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,204
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,250	2,567
[5,6]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	0.200%	8/3/20	14,410	14,410
	Harris County TX GO	5.000%	10/1/22	10,025	11,062
	Harris County TX GO	5.000%	10/1/23	8,575	9,468
	Harris County TX GO	5.000%	10/1/23	3,950	4,361
	Harris County TX GO	5.000%	10/1/23	4,465	5,138
	Harris County TX GO	5.000%	10/1/24	9,000	9,929
	Harris County TX GO	5.000%	10/1/24	6,580	7,865
	Harris County TX GO	5.000%	10/1/24	3,315	3,962
	Harris County TX GO	5.000%	10/1/25	1,800	2,224
	Harris County TX GO	5.000%	10/1/25	1,140	1,409
	Harris County TX GO	5.000%	10/1/26	1,360	1,680
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/20	3,300	3,315
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/20	575	578
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/21	8,115	8,287
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	12,584
	Hays Consolidated Independent School District GO	5.000%	8/15/28	750	937
	Hays County TX GO	5.000%	2/15/21	850	872
	Hays County TX GO	5.000%	2/15/21	285	292
	Hays County TX GO	5.000%	2/15/23	1,120	1,253
	Hays County TX GO	5.000%	2/15/23	840	940
	Hays County TX GO	5.000%	2/15/24	1,035	1,205
	Hays County TX GO	5.000%	2/15/24	840	978
	Hays County TX GO	5.000%	2/15/25	1,265	1,524
	Hays County TX GO	5.000%	2/15/25	850	1,024
	Hays County TX GO	5.000%	2/15/26	1,600	1,988
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	431
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	390
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	511
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	525	644
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Community College System GO	5.000%	2/15/25	1,655	1,994
	Houston Community College System GO	5.000%	2/15/26	800	994
	Houston Community College System GO	5.000%	2/15/27	2,870	3,671
	Houston Independent School District GO	5.000%	2/15/24	20,455	23,854
	Houston Independent School District GO	5.000%	2/15/25	8,525	10,290
	Houston Independent School District GO PUT	2.400%	6/1/21	3,400	3,456
	Houston Independent School District GO PUT	2.400%	6/1/21	3,000	3,049
	Houston Independent School District GO PUT	2.250%	6/1/22	21,125	21,737
	Houston Independent School District GO PUT	2.250%	6/1/22	3,925	4,039
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,941
	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	12,902
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,225	2,601
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	3,535	4,262
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,725	2,080
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,700	1,833
[2]	Houston TX Combined Utility System Revenue FR PUT, 70% of 1M USD LIBOR + 0.360%	0.477%	8/1/21	52,650	52,494
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	5,075	5,267
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,669
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/20	3,500	3,548
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	8,116
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	8,594
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	301
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	2,060	2,474
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	310	372
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,425	1,769
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,000	5,247
	Houston TX Community College System College & University Revenue	5.000%	4/15/23	2,000	2,251
	Houston TX Community College System College & University Revenue	5.000%	4/15/24	2,895	3,388
	Houston TX GO	5.000%	3/1/21	2,500	2,570
	Houston TX GO	5.000%	3/1/24	2,315	2,700
	Houston TX GO	5.000%	3/1/24	10,000	11,662
	Houston TX GO	5.000%	3/1/25	5,000	6,032
	Houston TX GO	5.000%	3/1/26	1,500	1,862
	Houston TX GO	5.000%	3/1/26	3,500	4,345
	Houston TX GO, Prere.	5.000%	3/1/22	1,000	1,076
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/21	1,500	1,543
	Humble Independent School District GO	5.500%	2/15/25	1,630	2,011
	Humble Independent School District GO	4.000%	2/15/26	4,000	4,621
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,645	1,946
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,520	1,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,309
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,250	5,197
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,250	1,538
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,375	1,691
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,584
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/20	250	252
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/21	250	262
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	273
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	396
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	602
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	601
[2]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.260%	10/15/23	1,625	1,586
	Irving Independent School District GO	5.000%	2/15/25	1,750	2,119
	Irving TX GO	5.000%	9/15/25	3,090	3,813
	Irving TX GO	5.000%	9/15/26	3,150	4,003
[2]	Katy Independent School District FR GO PUT, 67% of 1M USD LIBOR + 0.280%	0.397%	8/16/21	14,350	14,294
	Katy Independent School District GO	5.000%	2/15/21	2,185	2,241
	Katy Independent School District GO	4.000%	2/15/24	410	448
	Katy Independent School District GO	4.000%	2/15/25	1,000	1,094
	Kaufman County TX GO	5.000%	2/15/25	255	308
	Kaufman County TX GO	5.000%	2/15/25	125	151
	Kaufman County TX GO	5.000%	2/15/26	200	249
	Kaufman County TX GO	5.000%	2/15/26	165	205
	Kaufman County TX GO	5.000%	2/15/27	200	256
	Kaufman County TX GO	5.000%	2/15/27	175	223
	Keller TX Independent School District GO	4.000%	8/15/28	6,770	7,489
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21	800	833
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,082
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	286
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	394
	Klein Independent School District GO	5.000%	8/1/21	7,560	7,925
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,384
	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	2,015
	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,861
	Lake Travis Independent School District GO PUT	2.625%	2/15/22	4,300	4,432
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	523

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,057
Lamar Consolidated Independent School District GO	5.000%	2/15/21	2,340	2,400
Lamar Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,403
Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,070	2,495
Lamar Consolidated Independent School District GO PUT	1.950%	8/17/20	17,425	17,436
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/22	270	290
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	284
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	138
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	258
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	277
Leander Independent School District GO	0.000%	8/16/20	2,675	2,675
Leander Independent School District GO	0.000%	8/16/21	5,395	5,379
Leander Independent School District GO	0.000%	8/16/22	9,615	9,548
Leander Independent School District GO	5.000%	8/15/23	500	572
Leander Independent School District GO	0.000%	8/16/23	8,500	8,399
Leander Independent School District GO	5.000%	8/15/24	850	1,009
Leander Independent School District GO	5.000%	8/15/25	2,860	3,510
Leander Independent School District GO	5.000%	8/15/27	5,320	6,711
Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	380
Lewisville Independent School District GO	5.000%	8/15/26	1,605	2,039
Lewisville Independent School District GO	5.000%	8/15/26	2,500	3,176
Lewisville Independent School District GO	5.000%	8/15/27	2,500	3,262
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	2,862
Lewisville TX Independent School District GO	5.000%	8/15/24	1,000	1,194
Lewisville TX Independent School District GO	5.000%	8/15/25	1,000	1,185
Lewisville TX Independent School District GO	5.000%	8/15/26	3,245	3,847
Lone Star College System GO	5.000%	2/15/22	6,085	6,538
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	543
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,127
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	394
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,216
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,020	1,231
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	604
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,915
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,480
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,360
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	4,074
Lower Colorado River Authority Lease Revenue	5.000%	5/15/21	1,265	1,313
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	7,645	7,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	6,155	6,681
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,307
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,194
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,521
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,765
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,235
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,617
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,975
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,193
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,135	1,370
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,921
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,926
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	5,105	5,522
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,425
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,875
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,984
	Lubbock TX GO	5.000%	2/15/21	900	923
	Lubbock TX GO	5.000%	2/15/22	645	693
	Lubbock TX GO	5.000%	2/15/23	720	804
	Lubbock TX GO	5.000%	2/15/25	3,160	3,677
	Magnolia TX Independent School District GO	5.000%	8/15/23	510	584
	Mainland College GO	5.000%	8/15/22	625	686
	Mainland College GO	5.000%	8/15/23	500	569
	Mainland College GO	5.000%	8/15/24	280	330
	Mainland College GO	5.000%	8/15/25	350	426
	Mainland College GO	5.000%	8/15/26	400	499
	Mainland College GO	5.000%	8/15/27	500	638
	Manor Independent School District GO	5.000%	8/1/25	1,100	1,350
	Manor Independent School District GO	5.000%	8/1/26	840	1,061
	Manor Independent School District GO	5.000%	8/1/27	1,255	1,630
	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,871
	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,706
	Mansfield Independent School District GO	5.000%	2/15/25	1,665	1,937
	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,820
	Mansfield Independent School District GO PUT	2.500%	8/1/21	4,625	4,721
	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,589
	McAllen Independent School District GO	4.000%	2/15/25	3,330	3,635
	McAllen Independent School District GO	4.000%	2/15/26	3,010	3,286
	McAllen Independent School District GO	4.000%	2/15/27	4,440	4,839
	McAllen Independent School District GO	4.000%	2/15/28	2,885	3,140
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/20	750	753
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	590	619
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	626
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	540
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	683
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,333
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,558
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,560	1,922
	Midlothian Independent School District GO	5.000%	2/15/24	385	449
	Midlothian Independent School District GO	5.000%	2/15/24	500	582
	Midlothian Independent School District GO	5.000%	2/15/25	370	448

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Midlothian Independent School District GO	5.000%	2/15/26	550	686
Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,786
Midlothian Independent School District GO	5.000%	2/15/27	700	897
Midlothian Independent School District GO	5.000%	2/15/27	2,425	3,109
Midlothian Independent School District GO	2.500%	8/1/52	4,745	4,745
Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,446
Midlothian Independent School District GO PUT, Prere.	2.500%	8/1/20	755	755
Midway Independent School District GO	5.000%	8/15/26	750	951
Midway Independent School District GO	5.000%	8/15/27	500	652
Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	605	771
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	273
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	559
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	855
Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,355
Nederland Independent School District GO	5.000%	8/15/25	1,875	2,294
Nederland Independent School District GO	5.000%	8/15/26	1,970	2,477
New Caney Independent School District GO PUT	3.000%	8/15/21	8,275	8,495
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	3,232
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	3,076
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/20	410	411
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	809
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	886
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	673
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,212
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,660
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/21	310	316
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/22	215	226
Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,099
Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,141
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	805
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,190
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,401
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,338
	North East TX Independent School District GO	5.000%	2/1/23	3,185	3,562
	North East TX Independent School District GO	5.250%	2/1/24	1,100	1,290
	North East TX Independent School District GO	5.000%	8/1/25	400	491
	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,470
	North East TX Independent School District GO	5.000%	8/1/26	400	505
	North East TX Independent School District GO PUT	1.420%	8/1/21	6,640	6,673
	North East TX Independent School District GO PUT	2.375%	8/1/22	5,500	5,666
	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,921
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	892
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,450	1,775
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	250	299
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	1,000	1,074
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	500	618
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	500	638
[7]	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	650	851
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	11,445	11,663
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	4,070	4,147
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	1,030	1,050
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	3,725	3,796
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	6,765	7,207
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	11,095	11,821
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,675	1,785
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,640	2,813
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,107
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	7,529
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,815	3,117
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,557
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	6,051
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,150	1,319
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	5,038

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,810	4,226
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,610
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,561
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	7,492
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,045	4,481
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,070	2,465
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,985	7,099
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15,760	18,094
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,950	3,258
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,135	1,345
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,289
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	23,286
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,909
Northside Independent School District GO	5.000%	8/15/24	925	1,103
Northside Independent School District GO	5.000%	8/15/24	770	918
Northside Independent School District GO	5.000%	8/15/24	750	894
Northside Independent School District GO	5.000%	2/15/25	3,520	4,102
Northside Independent School District GO	5.000%	8/15/25	1,280	1,582
Northside Independent School District GO	5.000%	8/15/25	1,155	1,428
Northside Independent School District GO	5.000%	8/15/25	1,000	1,236
Northside Independent School District GO	4.000%	8/15/26	3,000	3,637
Northside Independent School District GO	5.000%	8/15/26	970	1,234
Northside Independent School District GO PUT	2.125%	8/1/20	7,120	7,120
Northside Independent School District GO PUT	2.000%	6/1/21	1,900	1,925
Northside Independent School District GO PUT	1.750%	6/1/22	11,615	11,627
Northside Independent School District GO PUT	2.750%	8/1/23	15,840	16,779
Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,257
Odessa Junior College District GO	5.000%	8/15/23	500	569
Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/21	1,000	1,037
Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,596
Pearland Independent School District GO	5.000%	2/15/24	835	975
Pearland TX GO	5.000%	3/1/21	815	838
Pearland TX GO	5.000%	3/1/22	720	774
Pearland TX GO	5.000%	3/1/23	470	526
Pearland TX GO	5.000%	3/1/24	830	967
Pearland TX GO	5.000%	3/1/25	685	826
Pearland TX GO	5.000%	3/1/26	590	734
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/20	365	366
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/21	240	252
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	176
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	830
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,256
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,279
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	4,175	4,360
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	3,152
	Pflugerville Independent School District GO	5.000%	2/15/24	1,015	1,185
	Pflugerville Independent School District GO	5.000%	2/15/25	1,750	2,118
	Pflugerville Independent School District GO	5.000%	2/15/26	1,520	1,899
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,787
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,233
	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,345
	Plainview Independent School District GO	5.000%	2/15/25	995	1,200
	Plainview Independent School District GO	5.000%	2/15/26	545	677
	Plainview Independent School District GO	5.000%	2/15/27	655	837
	Plano Independent School District GO	5.000%	2/15/25	5,050	6,101
	Plano Independent School District GO	4.000%	2/15/26	1,860	1,966
	Port Arthur Independent School District GO	5.000%	2/15/24	555	645
	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,685
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/20	3,110	3,134
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/21	8,945	9,448
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	3,008
[7]	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,750	3,504
[7]	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,000	3,926
	Prosper Independent School District GO	5.000%	2/15/21	1,190	1,221
	Prosper Independent School District GO	5.000%	2/15/23	400	448
	Prosper Independent School District GO	5.000%	2/15/26	1,065	1,324
	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,541
	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,947
	Rockland County TX GO	5.000%	2/1/23	205	228
	Rockland County TX GO	5.000%	2/1/25	535	641
	Rockland County TX GO	5.000%	2/1/26	550	677
	Rockland County TX GO	5.000%	2/1/27	800	1,010
	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,813
	Rockwall TX GO	5.000%	8/1/21	800	838
	Rockwall TX GO	5.000%	8/1/22	2,780	3,045
	Rockwall TX GO	5.000%	8/1/23	1,660	1,889
	Round Rock Independent School District GO	5.000%	8/1/23	3,700	4,229
	Round Rock Independent School District GO	5.000%	8/1/23	7,585	8,682
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,802
	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,229
	Round Rock Independent School District GO	5.000%	8/1/25	2,845	3,494
	Round Rock Independent School District GO	5.000%	8/1/25	7,000	8,600
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,903
	Round Rock Independent School District GO	5.000%	8/1/26	5,030	6,369
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,963
	Round Rock Independent School District GO	5.000%	8/1/27	5,000	6,516
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	4,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/2021	1.500%	8/1/21	3,940	3,961
	SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/22	335	366
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/20	3,500	3,500
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	7,120	7,453
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	8,362
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,275	2,837
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,760	7,030
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/20	20,000	20,169
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	13,625	13,804
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	12,500	13,159
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,865	14,276
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	23,807
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	9,085	9,351
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/21	5,450	5,579
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	4,000	4,286
	San Antonio TX GO	5.000%	2/1/25	4,495	5,236
	San Antonio TX GO	5.000%	8/1/26	140	177
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,048
	San Antonio TX GO, Prere.	5.000%	8/1/21	4,735	4,962
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,345
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,685
	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	11,516
	San Antonio Water System Water Revenue	5.000%	5/15/21	1,000	1,038
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	796
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	40,000	40,767
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,250	12,658
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,330	8,893
	San Jacinto College District GO	5.000%	2/15/24	500	581
	San Jacinto College District GO	5.000%	2/15/25	1,000	1,203
	San Jacinto College District GO	5.000%	2/15/26	1,125	1,395
	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	4,286
	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,638
	Sherman TX Independent School District GO	3.000%	8/1/48	1,390	1,390
	Sherman TX Independent School District GO PUT, Prere.	3.000%	8/1/20	80	80
	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,394
	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,773
	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,205
	Socorro Independent School District GO	5.000%	8/15/25	600	735
	Southside Independent School District GO	5.000%	8/15/23	300	342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southside Independent School District GO	5.000%	8/15/24	250	296
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/20	3,000	3,023
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,325
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	797
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	588
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	6,067
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,246
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	385
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	203
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	395
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	216
	Southwest Independent School District GO	4.000%	2/1/25	570	663
	Southwest Independent School District GO	4.000%	2/1/26	500	596
	Southwest Independent School District GO	5.000%	2/1/27	650	832
	Spring Branch Independent School District GO	5.000%	2/1/24	1,205	1,405
	Spring Branch Independent School District GO	5.000%	2/1/25	1,290	1,560
	Spring Branch Independent School District GO	5.000%	2/1/26	1,745	2,177
	Spring Branch Independent School District GO	5.000%	2/1/27	1,815	2,331
	Spring Branch Independent School District GO PUT	1.550%	6/15/21	5,500	5,531
	Spring Independent School District GO	5.000%	8/15/24	500	596
	Spring Independent School District GO	5.000%	8/15/25	500	616
	Spring Independent School District GO	5.000%	8/15/26	1,300	1,589
	Spring Independent School District GO	5.000%	8/15/26	500	634
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,535
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,532
	Sugar Land TX GO	3.000%	2/15/21	400	406
	Sugar Land TX GO	5.000%	2/15/22	250	269
	Sugar Land TX GO	5.000%	2/15/23	370	414
	Sugar Land TX GO	5.000%	2/15/24	500	582
	Sugar Land TX GO	5.000%	2/15/25	500	604
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,520	1,522
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	1,865	1,878
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,146
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,200	1,252
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	2,400	2,524
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	840
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,260
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,370	1,635
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,000	3,393
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	4,273
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	502
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	625
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/3/20	26,260	26,260
[5,6]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.200%	8/6/20	19,485	19,485
	Tarrant Regional Water District Water Revenue	5.000%	3/1/21	1,050	1,079
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,579
	Texas City TX Independent School District GO	5.000%	8/15/22	275	302
	Texas City TX Independent School District GO	5.000%	8/15/23	590	674
	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,958
	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,816
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	10,000	11,311
[2]	Texas FR GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	10/1/21	91,775	91,037
[5]	Texas General Fund Revenue TOB VRDO	0.360%	8/6/20	37,375	37,375
	Texas General Fund Revenue TRAN	4.000%	8/27/20	32,000	32,082
	Texas GO	5.000%	10/1/20	10,270	10,350
	Texas GO	5.000%	4/1/21	3,505	3,618
	Texas GO	5.000%	10/1/21	15,045	15,902
	Texas GO	5.000%	8/1/22	965	1,059
	Texas GO	5.000%	10/1/22	17,095	18,887
	Texas GO	5.000%	8/1/24	945	990
	Texas GO	5.000%	10/1/24	9,655	11,563
	Texas GO	5.000%	4/1/25	4,065	4,949
	Texas GO	5.000%	8/1/25	2,000	2,463
	Texas GO	5.000%	8/1/25	950	995
	Texas GO	5.000%	8/1/25	2,875	3,420
	Texas GO	5.000%	8/1/25	2,510	3,091
	Texas GO	5.000%	10/1/26	3,825	4,558
	Texas GO	5.000%	10/1/27	4,285	4,989
	Texas GO PUT	1.850%	8/1/22	2,000	2,002
	Texas GO PUT	2.250%	8/1/22	5,100	5,108
	Texas GO, Prere.	5.000%	8/1/21	55	58
	Texas GO, Prere.	5.000%	4/1/22	11,995	12,958
	Texas GO, Prere.	5.000%	4/1/24	10,115	11,888
	Texas GO, Prere.	5.000%	4/1/24	7,525	8,844

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/20	6,000	6,084
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,125	2,236
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	2,820	3,071
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,445	1,570
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,500	8,108
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,690	3,976
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/20	11,450	11,632
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	4,007
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	947
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,599
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	19,215	22,841
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	500	502
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	810	813
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	420	421
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	450	452
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.500%	6/30/33	300	302
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	6/30/40	67,040	67,362
Texas Public Finance Authority College & University Revenue	5.000%	12/1/20	1,000	1,013
Texas Public Finance Authority College & University Revenue	5.000%	12/1/21	1,250	1,317
Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	791
Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	2,055
Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	718
Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	968
Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	699
Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,597
Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	3,182
Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	4,750	5,336
Texas State University System College & University Revenue	5.000%	3/15/21	2,375	2,446
Texas State University System College & University Revenue	5.000%	3/15/22	2,000	2,155
Texas State University System College & University Revenue	5.000%	3/15/23	2,310	2,596
Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,427
Texas State University System College & University Revenue	5.000%	3/15/26	5,835	7,030

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Tech University College & University Revenue	5.000%	8/15/20	5,000	5,007
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	5,178
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	6,156
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,563
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,335	2,885
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	8,500	8,794
Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,890
Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,465
Texas Water Development Board Water Revenue	5.000%	4/15/24	3,230	3,801
Texas Water Development Board Water Revenue	5.000%	4/15/24	2,530	2,977
Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,892
Texas Water Development Board Water Revenue	5.000%	8/1/24	700	833
Texas Water Development Board Water Revenue	5.000%	10/15/24	2,050	2,458
Texas Water Development Board Water Revenue	5.000%	10/15/24	2,855	3,424
Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	5,498
Texas Water Development Board Water Revenue	5.000%	4/15/25	3,145	3,834
Texas Water Development Board Water Revenue	5.000%	8/1/25	625	770
Texas Water Development Board Water Revenue	5.000%	8/1/25	6,050	7,450
Texas Water Development Board Water Revenue	5.000%	10/15/25	2,905	3,601
Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,268
Texas Water Development Board Water Revenue	5.000%	8/1/27	1,750	2,279
Tomball Independent School District GO	5.000%	2/15/25	5,000	6,043
Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,577
Travis County TX GO	2.000%	3/1/21	5,420	5,479
Travis County TX GO	2.000%	3/1/22	5,530	5,693
Travis County TX GO	5.000%	3/1/24	2,750	3,215
Travis County TX GO	5.000%	3/1/25	5,000	6,057
Travis County TX GO	5.000%	3/1/26	5,000	6,251
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,320	1,564
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,244
Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,710
University of Houston College & University Revenue	5.000%	2/15/21	4,405	4,514
University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,684
University of Houston College & University Revenue	5.000%	2/15/25	11,385	13,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	11,051
	University of North Texas System College & University Revenue	5.000%	4/15/21	1,750	1,808
	University of North Texas System College & University Revenue	5.000%	4/15/22	1,035	1,118
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,431
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,633
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,375
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,175
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,800
	University of Texas System College & University Revenue	5.000%	8/15/25	3,790	4,685
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,641
	University of Texas System College & University Revenue VRDO	0.150%	8/6/20	31,055	31,055
	Waco Independent School District GO	5.000%	8/15/26	3,840	4,542
[1]	West Travis County TX Public Utility Agency Water Revenue	3.000%	8/15/21	200	205
[1]	West Travis County TX Public Utility Agency Water Revenue	5.000%	8/15/22	310	339
[1]	West Travis County TX Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,206
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,243
	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,205
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,652
	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,211
	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,313
					3,593,868
Utah (0.3%)
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,275	1,470
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,199
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/25	1,065	1,318
	Davis School District GO	4.000%	6/1/25	4,395	5,091
	Granite School District Board of Education GO	5.000%	6/1/26	3,680	4,649
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,605
	University of Utah College & University Revenue	5.000%	8/1/22	1,150	1,261
	University of Utah College & University Revenue	5.000%	8/1/23	625	715
	University of Utah College & University Revenue	5.000%	8/1/26	475	603
	University of Utah College & University Revenue	5.000%	8/1/27	500	653
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Payson Power Project)	5.000%	4/1/21	5,320	5,482
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/21	110	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/22	100	107
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	178
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	196
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	160
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	152
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	24,238
	Utah County UT Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,165	1,208
	Utah GO	5.000%	7/1/24	2,500	2,973
	Utah GO	5.000%	7/1/25	3,000	3,700
	Utah GO	5.000%	7/1/26	9,000	11,489
	Utah GO	5.000%	7/1/27	17,000	22,306
	Utah GO, Prere.	5.000%	1/1/25	9,355	11,293
	Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/21	585	609
	Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/22	710	772
	Washington County School District Board of Education GO	5.000%	3/1/24	200	234
					104,774
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	605
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	619
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/21	360	379
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	712
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	585
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/24	2,445	2,918
					5,818
Virgin Islands (0.0%)
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/20	1,000	1,001
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/21	2,000	2,078
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,146
					5,225
Virginia (1.5%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	450
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	318
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,392
	Arlington County VA GO	5.000%	6/15/23	7,815	8,902
	Arlington County VA GO	5.000%	6/15/24	8,575	10,164
	Arlington County VA GO	5.000%	6/15/25	8,225	10,107
	Arlington County VA GO	4.000%	8/1/25	7,780	8,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington County VA GO	5.000%	6/15/26	8,190	10,386
	Arlington County VA GO	4.000%	8/1/26	13,670	15,198
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	38,725	43,186
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,210
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	1,047
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	1,025
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,605
[5]	Eclipse Funding Trust GO VRDO	0.190%	8/3/20	995	995
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,519
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,534
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	16,351
	Fairfax County VA GO	3.000%	10/1/22	9,555	10,149
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,804
	Fairfax County VA GO	5.000%	10/1/25	10,215	11,782
	Halifax County IDA Electric Power & Light Revenue PUT	2.150%	9/1/20	10,000	10,002
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,370	38,538
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	774
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	554
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,130
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,886
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/21	1,250	1,295
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/23	1,380	1,565
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,821
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/26	1,415	1,793
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	440	442
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	530	536
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	838
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,035
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.170%	8/5/20	14,300	14,300
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,244
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,510	3,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,142
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,749
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,197
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,697
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,700
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	2,800	2,808
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	2,909
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,077
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,675	1,691
[5]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	225	225
	Prince William County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	930	934
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	290	292
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	310
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	680
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	972
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,024
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,076
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	140	140
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	250	258
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	434
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	750	846
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	5,900	6,042
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	6,505	7,291
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	11,670	13,629
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	17,330	20,239
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	13,134
	Virginia College Building Authority College & University Revenue	5.000%	9/1/21	18,585	19,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,014
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,156
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	996
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,026
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,086
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	2,510	2,848
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,913
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	5,005
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	9,536
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	4,262
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/20	3,130	3,147
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	7,489
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,080	3,801
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/21	6,030	6,236
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,098
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	3,010	3,299
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,796
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	8,480
	Wise County IDA Electric Power & Light Revenue PUT	2.150%	9/1/20	13,000	13,003
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	4,375	4,428
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,151
					449,962
Washington (1.8%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	2/1/26	1,250	1,333
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	11/1/21	14,575	14,545
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	11/1/23	16,125	16,089
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	2,500	3,005
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/25	5,500	6,828
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	8,298
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	500	621

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	1,000	1,279
Energy Northwest Natural Gas Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/24	11,185	13,257
Energy Northwest Natural Gas Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	11,655	14,311
Energy Northwest Natural Gas Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	7,045	9,182
Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	5,159
Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,793
Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,025	6,334
Grant County Public Utility District No. 2 Electric Electric Power & Light Revenue	5.000%	1/1/23	525	585
Grant County Public Utility District No. 2 Electric Electric Power & Light Revenue	5.000%	1/1/24	255	296
Grant County Public Utility District No. 2 Electric Electric Power & Light Revenue	5.000%	1/1/25	235	282
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	204
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	130
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	233
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	153
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	523
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	766
King County Public Hospital District No. 2 GO	5.000%	12/1/20	2,500	2,540
King County School District No. 216 Enumclaw GO	5.000%	12/1/20	2,085	2,118
King County School District No. 216 Enumclaw GO	5.000%	12/1/21	2,265	2,410
King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,464
King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,824
King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,746
King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	921
King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	200
King County School District No. 414 Lake Washington GO	5.000%	12/1/23	400	464
King County School District No. 414 Lake Washington GO	5.000%	12/1/24	385	464
King County School District No. 414 Lake Washington GO	4.000%	12/1/25	2,840	3,378
King County School District No. 414 Lake Washington GO	4.000%	12/1/25	1,370	1,633
King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	647
King County School District No. 414 Lake Washington GO	4.000%	12/1/26	1,180	1,440
King County WA GO	5.000%	1/1/25	1,800	1,964
King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,750
King County WA Sewer Revenue	5.000%	1/1/26	4,020	4,391
King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,488
King County WA Sewer Revenue	5.000%	7/1/27	2,855	3,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,364
	King County WA Sewer Revenue, Prere.	5.250%	1/1/21	6,240	6,371
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/20	510	516
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/21	575	603
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	394
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	312
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	402
	Lewis County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	10/1/20	1,000	1,008
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	579
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	601
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	930
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	750	956
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/27	1,420	1,863
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/23	800	926
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	601
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,241
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	249
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	528
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/27	1,300	1,610
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/22	1,470	1,577
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,509
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,145	2,579
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	579
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,597
	Seattle WA GO	5.000%	6/1/22	15,755	17,150
	Seattle WA GO	5.000%	9/1/25	5,015	5,384
	Seattle WA GO	5.000%	6/1/26	4,000	4,885
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	5/1/25	5,000	6,115
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	9/1/25	2,885	3,569
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.450%	11/1/21	24,785	24,685
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,223
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	1,705	1,720
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	2,070
	Snohomish & Island Counties School District No. 401 Stanwood-Camano GO	5.000%	12/15/24	1,000	1,207
	Snohomish & Island Counties School District No. 401 Stanwood-Camano GO	5.000%	12/15/25	1,000	1,247
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/20	1,000	1,016
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	778
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,544
	Spokane County WA GO	5.000%	12/1/24	420	505
	Spokane County WA GO	5.000%	12/1/25	800	994
	Spokane County WA GO	5.000%	12/1/26	1,395	1,787
	Spokane County WA GO	5.000%	12/1/27	1,460	1,927
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	806
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	796
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,722
[7]	University of Washington College & University Revenue	5.000%	4/1/22	1,000	1,054
[7]	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,103
[7]	University of Washington College & University Revenue	5.000%	4/1/24	1,050	1,206
[7]	University of Washington College & University Revenue	5.000%	4/1/25	3,265	3,885
[7]	University of Washington College & University Revenue	5.000%	4/1/26	3,905	4,799
[7]	University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,695
	Washington COP	5.000%	7/1/21	2,870	2,997
[7]	Washington GO	5.000%	6/1/22	1,500	1,588
[7]	Washington GO	5.000%	6/1/23	1,500	1,658
	Washington GO	5.000%	2/1/24	1,585	1,850
[7]	Washington GO	5.000%	6/1/24	1,625	1,870
	Washington GO	5.000%	7/1/24	10,000	10,911
	Washington GO	5.000%	7/1/24	4,480	4,888
	Washington GO	5.000%	8/1/24	13,825	16,456
	Washington GO	5.000%	2/1/25	2,960	3,450
	Washington GO	5.000%	2/1/25	1,100	1,282
[7]	Washington GO	5.000%	6/1/25	3,000	3,572
	Washington GO	4.000%	7/1/25	1,020	1,092
	Washington GO	5.000%	7/1/25	12,500	13,632
	Washington GO	5.000%	8/1/25	9,205	11,360
	Washington GO	5.000%	8/1/25	360	444
	Washington GO	5.000%	8/1/25	5,135	6,337
[7]	Washington GO	5.000%	6/1/26	3,000	3,686
	Washington GO	4.000%	7/1/26	28,260	30,177
	Washington GO	5.000%	7/1/26	2,550	2,778
	Washington GO	5.000%	8/1/26	12,420	15,793
	Washington GO	5.000%	8/1/26	9,015	10,263
[7]	Washington GO	5.000%	6/1/27	2,900	3,670
	Washington GO	4.000%	7/1/29	10,000	10,941
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/20	9,625	9,660
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	4,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,805	6,361
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/20	1,000	1,001
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,380	1,382
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,010	1,022
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/21	800	814
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,036
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	1,000	1,035
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,020	1,074
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	835	888
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	2,112
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	2,023
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	820
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,365	1,598
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,187
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,373
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,512
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	809
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,361
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,732
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.560%	1/1/25	500	493
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	3,085	3,238
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	6,230
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	15,000	17,456
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	17,265
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	3,375	3,375
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,009
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/22	540	557
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	2,675	2,488
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,175
	Washington State University College & University Revenue	5.000%	4/1/21	1,465	1,512
	Washington State University College & University Revenue	5.000%	4/1/22	1,500	1,618
	Washington State University College & University Revenue	5.000%	10/1/22	650	715
	Washington State University College & University Revenue	5.000%	10/1/23	350	401
	Washington State University College & University Revenue	5.000%	10/1/24	585	695
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,298
					570,548
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	678
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,235
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,988
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,946
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,142
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,266
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,484
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,194
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	782
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,165
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,366
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	2,152
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,639
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,539
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,777
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	3,013
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	12,485
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/21	750	783
					72,634
Wisconsin (1.1%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DeForest WI Area School District GO	5.000%	4/1/21	555	573
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,904
	Madison WI GO	4.000%	10/1/25	8,040	9,502
	Milwaukee WI GO	5.000%	4/1/22	3,715	3,992
	Milwaukee WI GO	5.000%	4/1/23	930	1,041
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,880
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,482
	Milwaukee WI GO	5.000%	4/1/26	3,785	4,687
	Milwaukee WI GO	5.000%	4/1/27	10,320	13,131
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/21	3,440	3,574
	Neenah Joint School District GO	5.000%	3/1/26	3,375	4,184
	Neenah Joint School District GO	5.000%	3/1/27	3,690	4,687
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/21	1,000	1,024
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/22	1,375	1,465
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,547
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/20	115	115
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	4,830	4,989
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,220	2,293
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,309
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,279
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	165
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,448
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	879
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	200	228
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,829
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,797
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	350	412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,764
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	4,975
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	250	302
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,291
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	600	739
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,536
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	660	828
	Sauk Prairie School District GO	5.000%	3/1/26	225	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sauk Prairie School District GO	5.000%	3/1/27	225	285
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	393
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	411
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,410	2,671
	Verona Area School District GO	5.000%	4/1/25	3,315	4,012
	Waukesha School District GO	4.000%	4/1/24	780	884
	Waukesha School District GO	4.000%	4/1/25	825	961
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,735
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,956
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,442
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,864
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	849
	Wisconsin GO	5.000%	11/1/20	7,400	7,488
	Wisconsin GO	4.000%	5/1/23	165	183
	Wisconsin GO	5.000%	5/1/24	2,000	2,266
	Wisconsin GO	5.000%	5/1/24	9,310	10,097
	Wisconsin GO	5.000%	5/1/24	7,920	8,975
	Wisconsin GO	5.000%	5/1/25	18,615	21,051
	Wisconsin GO	5.000%	5/1/25	4,920	5,564
[7]	Wisconsin GO	5.000%	5/1/26	3,125	3,831
	Wisconsin GO	5.000%	5/1/27	4,000	4,775
[7]	Wisconsin GO	5.000%	5/1/27	6,000	7,541
	Wisconsin GO	5.000%	11/1/27	1,755	2,211
	Wisconsin GO, Prere.	5.000%	5/1/21	1,000	1,036
	Wisconsin GO, Prere.	5.000%	5/1/22	135	146
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/21	630	660
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	352
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	380
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	393
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	365
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	404
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	712
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,336
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	5,335	5,342
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	100	100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	2,275	2,302
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	820	831
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	1,990	2,031

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	110	112
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/21	850	889
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,485	2,617
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/21	1,470	1,553
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	2,100	2,223
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,074
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	114
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	839
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,336
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,117
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	593
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	130
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	558
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,050	1,216
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,159
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,112
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	163
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	574
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	117
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,140
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	588
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	17,922
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	150
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	832
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	1,915
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	373
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	762
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	20,741
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	245
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,500	1,859
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	8/15/32	4,000	4,110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,136
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.510%	7/28/21	3,500	3,493
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	21,889
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	4,017
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	7,000	8,412
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	1,700	1,705
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,289
					347,394
Wyoming (0.1%)
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	35,406
[2]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.480%	9/1/21	4,000	3,994
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/22	350	373
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/23	200	222
					39,995
Total Tax-Exempt Municipal Bonds (Cost $29,584,338)					30,449,314

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[13]	Vanguard Municipal Cash Management Fund (Cost $434,795)	0.180%	4,347,304	434,817
Total Investments (99.5%) (Cost $30,019,133)				30,884,131
Other Assets and Liabilities—Net (0.5%)				157,656
Net Assets (100%)				31,041,787
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value was $1,415,819,000, representing 4.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
8	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,449,314	—	30,449,314
Temporary Cash Investments	434,817	—	—	434,817
Total	434,817	30,449,314	—	30,884,131